                        NATIONWIDE LIFE INSURANCE COMPANY

           Flexible Premium Variable Universal Life Insurance Policies

 Issued by Nationwide Life Insurance Company through its Nationwide VLI Separate
                                    Account-4

                  The date of this prospectus is July 5, 2001.

--------------------------------------------------------------------------------

This prospectus contains basic information you should know about the policies before investing. Please read it and keep it for future reference.

The following underlying mutual funds are available under the policies:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
    -    American Century VP Income & Growth
    -    American Century VP International
    -    American Century VP Value

DREYFUS
    -    Dreyfus Investment Portfolios - European Equity Portfolio: Initial
         Shares
    -    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
    -    Dreyfus Stock Index Fund, Inc.: Initial Shares
    - Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)

FEDERATED INSURANCE SERIES
    -    Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
    -    VIP Equity-Income Portfolio: Service Class
    -    VIP Growth Portfolio: Service Class
    -    VIP High Income Portfolio: Service Class*
    -    VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
    -    VIP II Contrafund(R) Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
    -    VIP III Growth Opportunities Portfolio: Service Class

JANUS ASPEN SERIES
    -    Capital Appreciation Portfolio: Service Shares
    -    Global Technology Portfolio: Service Shares
    -    International Growth Portfolio: Service Shares

MORGAN STANLEY
    THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
    -    Emerging Markets Debt Portfolio
    -    Mid Cap Growth Portfolio
    -    U.S. Real Estate Portfolio
NATIONWIDE SEPARATE ACCOUNT TRUST
    -    Capital Appreciation Fund
    -    Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide(R) Mid Cap Index
         Fund) (formerly, Nationwide(R) Select Advisers Mid Cap Fund)
    - Federated NSAT Equity Income Fund (formerly, Nationwide(R) Equity Income Fund)
    - Federated NSAT High Income Bond Fund* (formerly, Nationwide(R) High Income Bond Fund)
    -    Gartmore NSAT Emerging Markets Fund
    -    Gartmore NSAT Global Technology and Communications Fund
    -    Gartmore NSAT International Growth Fund
    -    Government Bond Fund
    -    J.P. Morgan NSAT Balanced Fund (formerly, Nationwide(R) Balanced Fund)
    - MAS NSAT Multi Sector Bond Fund* (formerly, Nationwide(R) Multi Sector Bond Fund)
    -    Money Market Fund
    -    Nationwide(R) Global 50 Fund (formerly, Nationwide(R) Global Equity
         Fund) (subadviser: J.P. Morgan Investment Management Inc.)
    - Nationwide(R) Small Cap Growth Fund (formerly, Nationwide(R) Select Advisers Small Cap Growth Fund) (subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC, Waddell & Reed Investment Management Company)
    -    Nationwide(R) Small Cap Value Fund (subadviser: The Dreyfus
         Corporation)
    - Nationwide(R) Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc., and Waddell & Reed Investment Management Company)
    - Strong NSAT Mid Cap Growth Fund (formerly, Nationwide(R) Strategic Growth Fund)
    -    Total Return Fund
    -    Turner NSAT Growth Focus Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
    -    AMT Guardian Portfolio
    -    AMT Mid-Cap Growth Portfolio
    -    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
    - Oppenheimer Aggressive Growth Fund/VA (formerly, Oppenheimer Capital Appreciation Fund)
    -    Oppenheimer Capital Appreciation Fund/VA (formerly, Oppenheimer Growth
         Fund)

    -    Oppenheimer Global Securities Fund/VA
    - Oppenheimer Main Street Growth & Income Fund/VA (formerly, Oppenheimer Growth & Income Fund)

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST
    -    Worldwide Emerging Markets Fund
    -    Worldwide Hard Assets Fund

*These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds.

For general information or to obtain FREE copies of the:

    - prospectus, annual report or semi-annual report for any underlying mutual fund; and
    -    any required Nationwide forms,

call:           1-800-547-7548
     TDD        1-800-238-3035

or write:

     NATIONWIDE LIFE INSURANCE COMPANY
     P.O. BOX 182150
     COLUMBUS, OHIO 43218-2150

Material incorporated by reference in this prospectus can be found on the SEC website at:

                                   www.sec.gov

Information about this and other Best of America products can be found on the world-wide web at:

                              www.bestofamerica.com

THIS POLICY:
-    IS NOT A BANK DEPOSIT
-    IS NOT FDIC INSURED
-    IS NOT INSURED OR ENDORSED BY A BANK OR ANY
     FEDERAL GOVERNMENT AGENCY
-    IS NOT AVAILABLE IN EVERY STATE
-    MAY GO DOWN IN VALUE

The life insurance policies offered by this prospectus are flexible premium variable universal life insurance policies (flexible premium variable adjustable life insurance policies in Puerto Rico). They provide flexibility to vary the amount and frequency of premium payments. A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

The purpose of this policy is to provide life insurance protection for the beneficiary named in the policy. No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account-4 (the "variable account") or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing money.

Nationwide guarantees the death benefit for as long as the policy is in force. The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Nationwide guarantees to keep the policy in force so long as minimum premium requirements have been met.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

CASH VALUE- The sum of the value of the assets in the sub-accounts, the fixed account and any amount in the policy loan account.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

IRS GUIDELINE LEVEL PREMIUM- The amount of level annual premiums required to provide the requested amount of insurance coverage, calculated in accordance with the Internal Revenue Code.

MATURITY DATE- The policy anniversary on or next following the insured's 100th birthday.

MINIMUM REQUIRED DEATH BENEFIT- The lowest death benefit which will qualify the policy as life insurance under Section 7702 of the Internal Revenue Code.

MONTHLY ANNIVERSARY DATE- The monthly anniversary of the date the policy was issued.

NATIONWIDE- Nationwide Life Insurance Company.

NET AMOUNT AT RISK- The death benefit minus the cash value. On a monthly anniversary day, the net amount at risk is the death benefit minus the cash value prior to subtraction of the base policy cost of insurance charge.

NET INVESTMENT FACTOR- For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which that sub-account invests for a valuation period.

SPECIFIED AMOUNT- The dollar amount used to determine the policy's death benefit.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

VALUATION PERIOD- Each day the New York Stock Exchange is open.

VARIABLE ACCOUNT- Nationwide VLI Separate Account-4, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS....................................3

SUMMARY OF POLICY EXPENSES...................................5

UNDERLYING MUTUAL FUND ANNUAL EXPENSES.......................6

SYNOPSIS OF THE POLICIES.....................................8

NATIONWIDE LIFE INSURANCE COMPANY............................8

NATIONWIDE INVESTMENT SERVICES CORPORATION...................9

INVESTING IN THE POLICY......................................9
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

INFORMATION ABOUT THE POLICIES..............................10
     Minimum Requirements for Policy Issuance
     Premium Payments
     Pricing

POLICY CHARGES..............................................11
     Cost of Insurance Charge
     Mortality and Expense Risk Charge
     Other Expenses Charge
     Surrender Charge
     Partial Surrender Processing Fee
     Income Tax
     Reduction of Charges

SURRENDERING THE POLICY FOR CASH............................13
     Surrender (Redemption)
     Cash Surrender Value
     Partial Surrenders
     Income Tax Withholding

VARIATION IN CASH VALUE.....................................14

POLICY PROVISIONS...........................................14
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY.....................................15
     Allocation of Premiums and Cash Value
     Transfers
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value

RIGHT TO REVOKE.............................................17

POLICY LOANS................................................17
     Taking a Policy Loan
     Effect on Investment Performance
     Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT..................................................18

POLICY OWNER SERVICES.......................................19
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION...................................19
     Calculation of the Death Benefit
     Changes in the Death Benefit Option
     Proceeds Payable on Death
     Incontestability
     Error in Age or Sex
     Suicide
     Maturity Proceeds

EXCHANGE RIGHTS.............................................20

GRACE PERIOD................................................20
     Reinstatement

TAX MATTERS.................................................20
     Policy Proceeds
     Withholding
     Federal Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS........................................23

STATE REGULATION............................................23

REPORTS TO POLICY OWNERS....................................23

ADVERTISING.................................................23

LEGAL PROCEEDINGS...........................................24

EXPERTS.....................................................24

REGISTRATION STATEMENT......................................24

DISTRIBUTION OF THE POLICIES................................24

ADDITIONAL INFORMATION ABOUT NATIONWIDE.....................26
     Company Management

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS..........33

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH
     SURRENDER VALUES, AND DEATH BENEFITS...................40

APPENDIX C: PERFORMANCE SUMMARY INFORMATION.................49

SUMMARY OF POLICY EXPENSES

MONTHLY CHARGES

MORTALITY AND EXPENSE RISK CHARGE.....................0.60% of the policy's variable account assets on each monthly anniversary date

OTHER EXPENSES CHARGE.......................0.60% of the policy's fixed and variable account assets on each monthly anniversary date

COST OF INSURANCE
CHARGE..........................................................................
 ......varies based on insurability

For each policy, the sum of the Mortality and Expense Risk Charge and Other Expenses Charge will be at least $20 per month but will not exceed 0.60% of the policy's fixed account assets on each monthly anniversary date and 1.20% of the policy's variable account assets on each monthly anniversary date.

OTHER CHARGES

MAXIMUM SURRENDER CHARGE............................................30% of first year premiums up to the IRS guideline level premium

PARTIAL SURRENDER PROCESSING FEE (PER PARTIAL
SURRENDER)...............................lesser of $25 or 2% of the amount surrendered

INTEREST ASSESSED ON LOANED
AMOUNTS.........................................................................
 ....................3.9%


   For more information about any policy charge, see "Policy Charges" in this prospectus.

                                              UNDERLYING MUTUAL FUND ANNUAL
EXPENSES
                        (as a percentage of underlying mutual fund net assets, after expense reimbursement)

Management        Other         12b-1      Total Underlying
                                                                          Fees
       Expenses        Fees         Mutual Fund

                                     Expenses
American Century Variable Portfolios, Inc. - American Century VP          0.70%
        0.00%         0.00%            0.70%
Income & Growth
American Century Variable Portfolios, Inc. - American Century VP          1.23%
        0.00%         0.00%            1.23%
International
American Century Variable Portfolios, Inc. - American Century VP          1.00%
        0.00%         0.00%            1.00%
Value
Dreyfus Investment Portfolios - European Equity Portfolio: Initial        1.00%
        0.25%         0.00%            1.25%
Shares
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares        0.75%
        0.03%         0.00%            0.78%
Dreyfus Stock Index Fund, Inc.: Initial Shares                            0.25%
        0.01%         0.00%            0.26%
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial        0.75%
        0.03%         0.00%            0.78%
Shares (formerly, Capital Appreciation Portfolio)
Federated Insurance Series - Federated Quality Bond Fund II               0.28%
        0.42%         0.00%            0.70%
Fidelity VIP Equity-Income Portfolio: Service Class*                      0.48%
        0.08%         0.10%            0.66%
Fidelity VIP Growth Portfolio: Service Class*                             0.57%
        0.09%         0.10%            0.76%
Fidelity VIP High Income Portfolio: Service Class                         0.58%
        0.10%         0.10%            0.78%
Fidelity VIP Overseas Portfolio: Service Class*                           0.72%
        0.17%         0.10%            0.99%
Fidelity VIP II Contrafund(R) Portfolio: Service Class*                   0.57%
        0.09%         0.10%            0.76%
Fidelity VIP III Growth Opportunities Portfolio: Service Class*           0.58%
        0.11%         0.10%            0.79%
Janus Aspen Series - Capital Appreciation Portfolio: Service Shares       0.65%
        0.02%         0.25%            0.92%
Janus Aspen Series - Global Technology Portfolio: Service Shares          0.65%
        0.04%         0.25%            0.94%
Janus Aspen Series - International Growth Portfolio: Service Shares       0.65%
        0.06%         0.25%            0.96%
NSAT Capital Appreciation Fund                                            0.60%
        0.20%         0.00%            0.80%
NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide Mid Cap        0.50%
        0.15%         0.00%            0.65%
Index Fund) (formerly, Nationwide Select Advisers Mid Cap Fund)
NSAT Federated NSAT Equity Income Fund (formerly, Nationwide Equity       0.80%
        0.15%         0.00%            0.95%
Income Fund)
NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide           0.80%
        0.15%         0.00%            0.95%
High Income Bond Fund)
NSAT Gartmore NSAT Emerging Markets Fund                                  1.15%
        0.60%         0.00%            1.75%
NSAT Gartmore NSAT Global Technology and Communications Fund              0.98%
        0.37%         0.00%            1.35%
NSAT Gartmore NSAT International Growth Fund                              1.00%
        0.60%         0.00%            1.60%
NSAT Government Bond Fund                                                 0.50%
        0.16%         0.00%            0.66%
NSAT J.P. Morgan NSAT Balanced Fund (formerly, Nationwide Balanced        0.75%
        0.15%         0.00%            0.90%
Fund)
NSAT MAS NSAT Multi Sector Bond Fund (formerly, Nationwide Multi          0.75%
        0.15%         0.00%            0.90%
Sector Bond Fund)
NSAT Money Market Fund                                                    0.39%
        0.16%         0.00%            0.55%
NSAT Nationwide Global 50 Fund (formerly, Nationwide Global Equity        1.00%
        0.20%         0.00%            1.20%
Fund)
NSAT Nationwide Small Cap Growth Fund (formerly, Nationwide Select        1.10%
        0.20%         0.00%            1.30%
Advisers Small Cap Growth Fund)
NSAT Nationwide Small Cap Value Fund                                      0.90%
        0.15%         0.00%            1.05%
NSAT Nationwide Small Company Fund                                        0.93%
        0.28%         0.00%            1.21%
NSAT Strong NSAT Mid Cap Growth Fund (formerly, Nationwide                0.90%
        0.10%         0.00%            1.00%
Strategic Growth Fund)
NSAT Total Return Fund                                                    0.58%
        0.20%         0.00%            0.78%
NSAT Turner NSAT Growth Focus Fund                                        0.90%
        0.45%         0.00%            1.35%
Neuberger Berman AMT Guardian Portfolio                                   0.85%
        0.15%         0.00%            1.00%
Neuberger Berman AMT Mid-Cap Growth Portfolio                             0.84%
        0.14%         0.00%            0.98%
Neuberger Berman AMT Partners Portfolio                                   0.82%
        0.10%         0.00%            0.92%

                                           UNDERLYING MUTUAL FUND ANNUAL
EXPENSES (CONTINUED)
                         (as a percentage of underlying mutual fund net assets,
after expense reimbursement)

Management        Other         12b-1      Total Underlying
                                                                          Fees
       Expenses        Fees         Mutual Fund

                                     Expenses
Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth        0.62%
        0.02%         0.00%            0.64%
Fund/VA (formerly, Oppenheimer Capital Appreciation Fund)
Oppenheimer Variable Account Funds - Oppenheimer Capital                  0.64%
        0.03%         0.00%            0.67%
Appreciation Fund/VA (formerly, Oppenheimer Growth Fund)
Oppenheimer Variable Account Funds - Oppenheimer Global Securities        0.64%
        0.04%         0.00%            0.68%
Fund/VA
Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth       0.70%
        0.03%         0.00%            0.73%
& Income Fund/VA (formerly, Oppenheimer Growth & Income Fund)
Strong Opportunity Fund II, Inc.                                          1.00%
        0.11%         0.00%            1.11%
The Universal Institutional Funds, Inc. - Emerging Markets Debt           0.59%
        0.81%         0.00%            1.40%
Portfolio (formerly, Morgan Stanley Dean Witter Universal Funds -
Emerging Markets Debt Portfolio)
The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio        0.00%
        1.05%         0.00%            1.05%
(formerly, Morgan Stanley Dean Witter Universal Funds - Mid Cap
Growth Portfolio)
The Universal Institutional Funds, Inc. - U.S. Real Estate                0.74%
        0.36%         0.00%            1.10%
Portfolio (formerly, Morgan Stanley Dean Witter Universal Funds -
U.S. Real Estate Portfolio)
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund       1.00%
        0.26%         0.00%            1.26%
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund            1.00%
        0.14%         0.00%            1.14%

*Actual Annual Class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then calculates the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers, expense reimbursements and/or custodial credits. The following chart shows what the expenses would have been for such funds without fee waivers, expense reimbursements or custodial credits.

                                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
         (as a percentage of underlying mutual fund net assets, before expense reimbursements and custodial credits)

Management        Other         12b-1      Total Underlying
                                                                           Fees
       Expenses        Fees         Mutual Fund

                                      Expenses
Dreyfus Investment Portfolios - European Equity Portfolio: Initial         1.00%
         0.60%         0.00%           1.60%
Shares
Federated Insurance Series - Federated Quality Bond Fund II                0.60%
         0.67%         0.25%           1.52%
NSAT Capital Appreciation Fund                                             0.60%
         0.23%         0.00%           0.83%
NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide Mid Cap         0.50%
         0.40%         0.00%           0.90%
Index Fund) (formerly, Nationwide Select Advisers Mid Cap Fund)
NSAT Federated NSAT Equity Income Fund (formerly, Nationwide Equity        0.80%
         0.31%         0.00%           1.11%
Income Fund)
NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide High       0.80%
         0.32%         0.00%           1.12%
Income Bond Fund)
NSAT Gartmore NSAT Emerging Markets Fund                                   1.15%
         2.94%         0.00%           4.09%
NSAT Gartmore NSAT Global Technology and Communications Fund               0.98%
         1.59%         0.00%           2.57%
NSAT Gartmore NSAT International Growth Fund                               1.00%
         1.88%         0.00%           2.88%
NSAT Government Bond Fund                                                  0.50%
         0.23%         0.00%           0.73%

                               UNDERLYING MUTUAL FUND ANNUAL EXPENSES
(CONTINUED)
         (as a percentage of underlying mutual fund net assets, before expense reimbursements and custodial credits)

Management        Other         12b-1      Total Underlying
                                                                           Fees
       Expenses        Fees         Mutual Fund

                                      Expenses
NSAT J.P. Morgan NSAT Balanced Fund (formerly, Nationwide Balanced         0.75%
         0.32%         0.00%           1.07%
Fund)
NSAT MAS NSAT Multi Sector Bond Fund (formerly, Nationwide Multi           0.75%
         0.34%         0.00%           1.09%
Sector Bond Fund)
NSAT Money Market Fund                                                     0.39%
         0.22%         0.00%           0.61%
NSAT Nationwide Global 50 Fund (formerly, Nationwide Global Equity         1.00%
         0.42%         0.00%           1.42%
Fund)
NSAT Nationwide Small Cap Growth Fund (formerly, Nationwide Select         1.10%
         0.50%         0.00%           1.60%
Advisers Small Cap Growth Fund)
NSAT Nationwide Small Cap Value Fund                                       0.90%
         0.30%         0.00%           1.20%
NSAT Strong NSAT Mid Cap Growth Fund (formerly, Nationwide Strategic       0.90%
         0.27%         0.00%           1.17%
Value Fund)
NSAT Total Return Fund                                                     0.58%
         0.23%         0.00%           0.81%
NSAT Turner NSAT Growth Focus Fund                                         0.90%
         4.13%         0.00%           5.03%
Strong Opportunity Fund II, Inc.                                           1.00%
         0.18%         0.00%           1.18%
The Universal Institutional Funds, Inc. - Emerging Markets Debt            0.80%
         0.81%         0.00%           1.61%
Portfolio (formerly, Morgan Stanley Dean Witter Universal Funds -
Emerging Markets Debt Portfolio)
The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio         0.75%
         1.54%         0.00%           2.29%
(formerly, Morgan Stanley Dean Witter Universal Funds - Mid Cap
Growth Portfolio)
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio       0.80%
         0.36%         0.00%           1.16%
(formerly, Morgan Stanley Dean Witter Universal Funds - U.S. Real
Estate Portfolio)
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund        1.00%
         0.33%         0.00%           1.33%
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund             1.00%
         0.16%         0.00%           1.16%

SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The initial premium is shown on the policy data page. Each premium payment must be at least $50.

Additional premium payments may be made at any time while the policy is in force, subject to certain restrictions (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy's cash value or the amount required by law. In New York, Nationwide will refund any premiums paid (see "Right to Revoke").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its home office at One Nationwide Plaza, Columbus,

Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide offers variable contracts and policies with benefits that vary in accordance with the investment experience of a separate account of Nationwide.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The policies are distributed by Nationwide Investment Services Corporation ("NISC" or "Nationwide Investment Svcs. Corporation" for policies issued in the State of Michigan), Two Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VLI Separate Account-4 is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the separate account on December 3, 1987 pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and in general are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual funds chosen by the policy owner.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and objectives. However the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy may be converted to a substantially comparable general account life insurance policy offered by Nationwide. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. Nationwide will not require evidence of insurability for this conversion.

Upon electing such a policy conversion, Nationwide will transfer the cash value of the policy (as of the conversion date) to the new policy, which will provide for an amount of insurance not exceeding the death benefit of the original policy. The new policy will not be affected by the investment experience of any separate account.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the



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

shareholder's vote as soon as possible prior to the shareholder meeting. Notification will contain proxy materials and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

     1) shares of a current underlying mutual fund option are no longer available for investment; or

     2) further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks.

Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

Premium payments will be allocated to the fixed account by election of the policy owner.

The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. The guaranteed rate for any premium payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

New premium payments deposited to the policy which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR POLICY ISSUANCE

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. Minimum requirements for policy issuance include:

     -    the insured must be 80 or younger;

     - Nationwide may require satisfactory evidence of insurability (including a medical exam); and

     -    a minimum specified amount of $100,000.

PREMIUM PAYMENTS

Each premium payment must be at least $50. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Initial premiums allocated to a sub-account on the application are allocated to the NSAT Money Market Fund during the period in which the policy owner may


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

cancel the policy, unless a specific state requires premiums to be allocated to the fixed account. (In New York, premiums are allocated to either the NSAT Money Market Fund or the fixed account based on the policy owner's election. If the policy owner makes no election, premiums are allocated to the NSAT Money Market Fund.) At the expiration of this period, the premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

Upon payment of the initial premium, temporary insurance may be provided. Issuance of continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of the initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

     - Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk;

     - premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded; and

     - Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

Nationwide will send scheduled premium payment reminder notices to policy owners according to the premium mode shown on the policy data page.

PRICING

Premiums will not be used to purchase accumulation units when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-    New Year's Day                -    Independence Day
-    Martin Luther King, Jr.       -    Labor Day Day
-    Presidents' Day               -    Thanksgiving
-    Good Friday                   -    Christmas
-    Memorial Day

Nationwide will not use premiums to purchase accumulation units if:

     1)   trading on the New York Stock Exchange is restricted;

     2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, a policy's cash value may be affected since the policy owner would not have access to their account.

POLICY CHARGES

COST OF INSURANCE CHARGE

Nationwide deducts a Cost of Insurance Charge from the cash value on a monthly basis. This charge is determined by multiplying the monthly cost of insurance rate by the net amount at risk (the death benefit minus the policy's cash value). This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

If the policy owner elects to increase the specified amount (the amount used to calculate the death benefit), the net amount at risk will also increase. In order for Nationwide to support this increased risk, Nationwide will assess an additional Cost of Insurance Charge to the increase. However, because underwriting criteria, such as age and health, may be different at the time of the specified amount increase than at the time of application, the monthly cost of insurance rate used to calculate the Cost of Insurance Charge for the increase may be different than the rate used to calculate the Cost of Insurance Charge associated with the initial specified amount. More specifically, the cost of insurance rates used to calculate Cost of Insurance Charges for the initial specified amount and increases in specified amount will not necessarily be the same.

Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 1980 Commissioners' Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected.

In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

In exchange for assuming the risks described above, Nationwide deducts a Mortality and Expense Risk Charge from the variable account on a monthly basis. For each policy, this charge is equal to an annualized rate of 0.60% of the policy's variable account assets on each monthly anniversary date. Mortality and Expense Risk Charge deductions will be charged proportionally to the cash value in each sub-account in which the policy owner invests.

Nationwide may realize a profit from this charge.

OTHER EXPENSES CHARGE

Nationwide deducts an Other Expenses Charge from the cash value on a monthly basis. For each policy, this charge is equal to an annualized rate of 0.60% of the policy's variable account and fixed account assets on each monthly anniversary date. The Other Expenses Charge compensates Nationwide for taxes, actual administrative expenses and sales expenses.

Tax expenses include premium or other taxes imposed by various state and local jurisdictions, as well as federal taxes imposed under Section 848 of the Internal Revenue Code. The amount charged may be more or less than the amount actually assessed by the state in which a particular policy owner lives.

Administrative expenses include actual expenses related to the maintenance of the policies including account and record keeping, and periodic reporting to policy owners.

Sales expenses include actual expenses paid to the broker or agent who is servicing the policy owner.

Nationwide does not expect to make a profit from this charge.

For each policy, the sum of the Mortality and Expense Risk Charge and Other Expenses Charge will be at least $20 per month but will not exceed 0.60% of the policy's fixed account assets on each monthly anniversary date and 1.20% of the policy's variable account assets on each monthly anniversary date.

SURRENDER CHARGE

A policy owner may surrender the policy and receive the policy's cash surrender value, which is the policy's cash value, less indebtedness or other deductions. If the policy owner elects to surrender the entire policy during the first 20 policy years, Nationwide deducts a surrender charge from the policy's cash value. The charge is deducted proportionally from the cash value in each sub-account and the fixed account.

The maximum initial surrender charge varies by issue age, sex, specified amount and underwriting classification. The maximum initial surrender charge will not exceed the lesser of:

     1.   30% of premiums paid during the first year; or

     2.   30% of the IRS guideline level premium.

Surrender charges for years 2 through 20 are a percentage of the initial surrender charge as shown in the following chart:

  POLICY      SURRENDER           POLICY      SURRENDER
   YEAR        CHARGE              YEAR        CHARGE
     1      100% of initial         11     50% of initial
            surrender charge               surrender charge
     2      95% of initial          12     45% of initial
            surrender charge               surrender charge
     3      90% of initial          13     40% of initial
            surrender charge               surrender charge
     4      85% of initial          14     35% of initial
            surrender charge               surrender charge
     5      80% of initial          15     30% of initial
            surrender charge               surrender charge
     6      75% of initial          16     25% of initial
            surrender charge               surrender charge
     7      70% of initial          17     20% of initial
            surrender charge               surrender charge
     8      65% of initial          18     15% of initial
            surrender charge               surrender charge
     9      60% of initial          19     10% of initial
            surrender charge               surrender charge
    10      55% of initial          20     5% of initial
            surrender charge               surrender charge
                                21 and     0% of initial
                                  later    surrender
                                           charge

The surrender charge schedule will be fixed at the end of the first policy year and will remain the same for the life of the policy. The surrender charge schedule will not vary due to changes in specified amount or cash value.

Surrender charges reimburse Nationwide for certain expenses related to the sale of the policies, including commissions, costs of sales literature, and other promotional activity. The surrender charges may be insufficient to recover certain expenses related to the sale of the policies. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from Mortality and Expense Risk Charges. Additional premiums and/or income earned on assets in the variable account have no effect on these charges.

If, at any time, the policy's cash surrender value is less than the surrender charge, the grace period will begin. Policy owners will be notified that the policy has negative cash surrender value and will be given the opportunity pay premiums to bring the policy out of the grace period (see "Grace Period").

PARTIAL SURRENDER PROCESSING FEE

Currently, Nationwide does not assess a fee for processing partial surrenders. However, Nationwide reserves the right to assess a Partial Surrender Processing Fee equal to the lesser of $25 or 2% of the amount surrendered for each partial surrender.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

REDUCTION OF CHARGES

The policy is available for purchase by individuals, corporations and other groups. Nationwide may reduce or eliminate certain charges (surrender charges, Administrative Expense Charge, Cost of Insurance Charge, or other charges) where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to Nationwide.

Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:

     -    the number of insureds;

     -    the total premium expected to be paid;

     -    total assets under management for the policy owner;

     -    the nature of the relationship among individual insureds;

     -    the purpose for which the policies are being purchased;

     -    the expected persistency of individual policies; and

     - any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policy owners which reflects differences in costs of services.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

A policy owner may surrender a policy for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. In some cases, Nationwide may require additional documentation of a customary nature.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to 6 months from the date of surrender request.

CASH SURRENDER VALUE

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

If, at any time, the policy's cash surrender value falls below zero, the grace period will begin. Policy owners will be notified that the policy has negative cash surrender value and will be given the opportunity pay premiums to bring the policy out of the grace period (see "Grace Period").

PARTIAL SURRENDERS

After the policy has been in force for one year, the policy owner may request a partial surrender. Partial surrenders will be deducted proportionately from the assets in each sub-account. Amounts will be deducted from the fixed account only to the extent that there are insufficient assets in the variable account.

When a policy owner takes a partial surrender, Nationwide reduces the policy's cash value by the amount of the partial surrender.

Additionally, if death benefit Option 1 is in effect, Nationwide will reduce the specified amount (the amount used to determine the death benefit) in order to keep the net amount at risk (the death benefit minus the policy's cash value) constant. In order to preserve the amount of coverage originally purchased, Nationwide will not process a partial surrender that would cause the total specified amount to fall below the specified amount indicated on the original application.

Partial surrenders are permitted if they satisfy the following:

     1)   the minimum partial surrender is $200;

     2) during the first 10 policy years, the sum of all partial surrenders in a given year may not exceed 10% of the policy's cash surrender value as of the beginning of that policy year;

     3) after the 10th policy year, the maximum partial surrender is limited to the cash surrender value less the greater of $500 or 3 month's policy charges;

     4) in order to preserve the amount of coverage initially purchased, a partial surrender may not cause the total specified amount to be reduced below the specified amount indicated on the initial application; and

     5) after the partial surrender, the policy continues to qualify as life insurance.

Nationwide reserves the right to limit the number of partial surrenders to one in each policy year.

Reduction of the Specified Amount

If death benefit Option 1 is in effect and a policy owner takes a partial surrender, in addition to reducing the cash value by the amount of the partial surrender, Nationwide will also reduce the specified amount. The reduction to the specified amount will be made as follows:

     1)   against the most recent increase in the specified amount;

     2) against the next most recent increases in the specified amount in succession; and

     3)   against the specified amount under the original application.

Certain partial surrenders may result in currently taxable income and tax penalties.

Nationwide reserves the right to assess a Partial Surrender Processing Fee equal to the lesser of $25 or 2% of the amount surrendered for each partial surrender.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax adviser.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

     1)   the value each year of the life insurance protection provided;

     2)   an amount equal to any employer-paid premiums; or

     3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals;

     1)   the cash value on the preceding valuation date, plus

     2)   any net premium applied since the previous valuation date, minus

     3)   any partial surrenders, plus or minus

     4)   any investment results, minus

     5)   any surrender charge, minus

     6)   any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and received at Nationwide's home office. Once received, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was received. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured, names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and received at Nationwide's home office. Once received, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was received.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change in specified amount will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

After the first policy year, the policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

     1)   the request must be applied for in writing;

     2)   satisfactory evidence of insurability must be provided;

     3)   the increase must be for a minimum of $10,000;

     4) the cash surrender value is sufficient to keep the policy in force for at least 3 months; and

     5) the age at the time of increase must satisfy the same age requirements as new issues.

Any approved increase will have an effective date of the monthly anniversary date on or next following the date Nationwide approves the supplemental application. Nationwide reserves the right to limit the number of specified amount increases to one each policy year.

Specified Amount Decreases

After the first policy year, the policy owner may request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary date on or next following the date Nationwide receives the request. Any such decrease shall reduce the insurance in the following order:

     1)   against insurance provided by the most recent increase;

     2)   against the next most recent increases successively; and

     3)   against insurance provided under the original application.

Nationwide reserves the right to limit the number of specified amount decreases to one each policy year. Nationwide will refuse a request for a decrease which would:

     1) reduce the specified amount below the specified amount indicated on the initial application; or

     2)   disqualify the policy as a contract for life insurance.

OPERATION OF THE POLICY

ALLOCATION OF PREMIUMS AND CASH VALUE

Nationwide allocates premium payments to sub-accounts and/or the fixed account, as instructed by policy owners. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums allocated to a sub-account on the application are allocated to the NSAT Money Market Fund during the period the policy owner may cancel the policy, unless a specific state requires premiums to be allocated to the fixed account. (In New York, premiums are allocated to either the NSAT Money Market Fund or the fixed account based on the policy owner's election. If the policy owner makes no election, premiums are allocated to the NSAT Money Market Fund.) At the expiration of this period, the premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

The policy owner may change the allocation of premiums or may transfer cash value from one sub-account to another. Cash value transferred to the variable account from the fixed account, or between sub-accounts, will receive the accumulation unit value next determined after the transfer request is received. Allocation changes and transfers are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary.

TRANSFERS

Policy owners can transfer allocations without penalty or adjustment subject to the following conditions:

     - Nationwide reserves the right to restrict transfers between the fixed account and the sub-accounts to one per policy year;

     - transfers made to the fixed account may not be made in the first policy year or within 12 months of a prior transfer;

     - Nationwide reserves the right to restrict the amount transferred from the fixed account to 20% of that portion of the cash value attributable to the fixed account as of the end of the previous policy year

          (subject to state restrictions). Policy owners who have entered into Dollar Cost Averaging agreements with Nationwide may transfer under the terms of that agreement;

     - Nationwide reserves the right to restrict the amount transferred to the fixed account to 20% of that portion of cash value attributable to the sub-accounts as of the close of business of the prior valuation period; and

     - Nationwide reserves the right to refuse a transfer to the fixed account if the fixed account value is greater than or equal to 30% of the policy's cash value.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone or via the internet. See the following table for specific contact information.

Form of Request          Contact Information
Written request          Nationwide Life Insurance Company
                         P.O. Box 182150
                         Columbus, OH 43218-2150
Telephone request        1-800-547-7548
                         TDD 1-800-238-3035
Internet request         www.bestofamerica.com

Transfer requests may be submitted at any time. Requests received by Nationwide after the close of business of a valuation period will be processed the next valuation period.

Nationwide will use reasonable procedures to confirm that instructions received are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms

Some policy owners may use market-timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer requests on behalf of multiple policy owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage policy owners not using market-timing firms. To avoid this, Nationwide may modify the transfer rights of policy owners who use market-timing firms (or other third parties) to initiate transfers on their behalf.

The transfer rights of individual policy owners will not be modified in any way when instructions are submitted directly by the policy owner, or by the policy owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect policy owners, Nationwide may refuse transfer requests:

     - submitted by any agent acting under a power of attorney on behalf of more than one policy owner; or

     - submitted on behalf of individual policy owners who have executed pre-authorized exchange forms which are submitted by market-timing firms (or other third parties) on behalf of more than one policy owner at the same time.

Nationwide will not restrict transfer rights unless Nationwide believes it to be necessary for the protection of all policy owners.

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period. Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

NET INVESTMENT FACTOR

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the underlying mutual fund charges assessed against that sub-account for a valuation period.

The net investment factor for any valuation period is determined by dividing (a) by (b) where:

a)   is the sum of:

     1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period.

The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease.

Currently, Nationwide does not maintain a tax reserve with respect to the policies since income with respect to the underlying mutual funds is not taxable to Nationwide or the variable account. Nationwide reserves the right to adjust the calculation of the net investment factor to reflect a tax reserve should such income or other items become taxable to Nationwide. It should be noted that changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares because of the deduction for Mortality and Expense Risk Charge, and any charge or credit for tax reserves.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account. Nationwide will determine the value of the assets in a variable account at the end of each valuation day. The cash value will be determined at least monthly.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered, Nationwide will deduct an appropriate number of accumulation units from the variable account sub-accounts in the same proportion that the policy owner's interest in the variable account sub-accounts are allocated. Deductions will be taken from the fixed account only to the extent that there are insufficient assets in the sub-accounts.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 3%. (For a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans.") Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

-    10 days after receiving the policy;

-    45 days after signing the application; or

-    10 days after Nationwide delivers a Notice of Right of Withdrawal.

The policy can be mailed to the registered representative who sold it, or returned directly to Nationwide. The cancellation will be effective as of the date the request to cancel is postmarked, or if returned directly to Nationwide, the date Nationwide receives the returned policy and request to cancel.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within 7 days after it receives the policy. (In New York, Nationwide will refund any premiums paid.) The refunded amount will reflect the policy's investment experience from the time of issuance to the time of termination, as well as the deduction of any policy charges, unless a certain state requires another amount to be refunded.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may request a policy loan at any time using the policy as security. Policy loans are subject to the following:

-    Nationwide will not grant a loan for an amount less than $200.

- Each policy loan is limited to 60% of the policy's cash value as of the date the loan request is processed, minus the first year's surrender charge.

- A subsequent loan will not be permitted if such loan would cause the total aggregate policy indebtedness (the total of all outstanding loans, plus accrued interest) to exceed a total of 90% of the policy's cash value as of the date the subsequent loan request is processed, minus the surrender charge.

- If, at any time, the policy's cash surrender value (cash value less policy indebtedness and other charges) falls below zero, the grace period will begin. Policy owners will be notified that the policy has negative cash surrender value and will be given the opportunity pay premiums to bring the policy out of the grace period (see "Grace Period").

Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed. Certain policy loans may result in currently taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing.

The amount of the payments necessary to prevent the policy from lapsing will increase with age.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from the sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

The annual effective loan interest rate charged on policy loans is 3.9%.

On a current basis, the cash value in the policy loan account is credited with an annual effective rate of 3% during policy years 1 through 10 and an annual effective rate of 3.9% during the 11th and subsequent policy years. Nationwide may change the current interest crediting rate on the policy loans at any time at its sole discretion. However, the crediting rate is guaranteed never to be lower than 3% during policy years 1 through 10 and 3.65% during the 11th and subsequent policy years.

If it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law. If this amount is not prescribed by such ruling, regulation, or court decision, the amount will be that which Nationwide considers to be more likely to result in the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to the variable account or the fixed account on each policy anniversary, at the time a new loan is requested, or at the time of loan repayment. It will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value less any surrender charges, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charge plus an amount sufficient to continue the policy in force for 3 months.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment must be at least $50. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and received at Nationwide's home office. Assignments will not affect any payments made or actions taken by Nationwide prior to Nationwide's receipt of the assignment request. Nationwide is not responsible for any assignment not submitted, nor is Nationwide responsible for the sufficiency of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. This program is not available in the State of New York. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.

Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account, Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio: Service Class, NSAT Government Bond Fund, NSAT Federated NSAT High Income Bond Fund (formerly, NSAT Nationwide High Income Bond Fund), and the NSAT Money Market Fund.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

No charge is assessed for using a Dollar Cost Averaging program. Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

The policy qualifies as life insurance using the guideline premium/cash value corridor test of Section 7702 of the Internal Revenue Code.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of two death benefit options.

Option 1. The death benefit will be the greater of the specified amount or minimum required death benefit. Under Option 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of the death benefit may increase. To see how and when investment performance will begin to affect death benefits, see the illustrations in Appendix B.

Option 2. The death benefit will be the greater of the specified amount plus the cash value as of the date of death, or the minimum required death benefit and will vary directly with the investment performance.

The calculation of the minimum required death benefit is shown on the policy data page. The minimum required death benefit is the lowest death benefit which will qualify the policy as life insurance under the guideline premium/cash value corridor test of Section 7702 of the Internal Revenue Code.

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary date following the date the change is approved by Nationwide.

In order for any change in the death benefit option to become effective, the cash surrender value, after the change, must be sufficient to keep the policy in force for at least 3 months.

Nationwide will adjust the specified amount so that the net amount at risk remains constant before and after the death benefit option change. A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations under the guideline premium/cash value corridor test of Section 7702 of the Internal Revenue Code.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness, and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age or Sex," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. Nationwide will not contest payment of the death proceeds based on an increase in specified amount requiring evidence of insurability after it has been in force during the insured's lifetime for 2 years from its effective date.

ERROR IN AGE OR SEX

If the age or sex of the insured has been misstated, the death benefit and cash value will be adjusted. The cash value will be adjusted to reflect the cost of insurance charges on the correct age and sex from the policy date.

SUICIDE

If the insured dies by suicide, while sane or insane, within 2 years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness and less any partial surrenders. If the insured dies by suicide, while sane or insane, within 2 years from the date Nationwide accepts an application for an increase in the specified amount, Nationwide will pay no more than the death benefit associated with the initial specified amount, plus the Cost of Insurance Charges associated with the increase in specified amount.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 100th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

EXCHANGE RIGHTS

The policy owner may, at any time during the first 24 months after a policy is issued, submit a written request to Nationwide for an irrevocable one-time election to transfer all sub-account cash value to the fixed account. This right of conversion is subject to state availability.

GRACE PERIOD

If the cash surrender value on a monthly anniversary date is not sufficient to cover that month's policy charges, a grace period will be allowed for the payment of a premium. Such premium must equal or exceed 4 times the estimated monthly charges.

Nationwide will send the policy owner a notice at the start of the grace period, at the address on the application or another address specified by the policy owner, stating the amount of premium required. The grace period will end 61 days after the date the notice is mailed. If sufficient premium is not received by Nationwide by the end of the grace period, the policy will lapse without value. If death proceeds become payable during the grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

     1) submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

     2)   providing evidence of insurability satisfactory to Nationwide;

     3) paying sufficient premium to cover all policy charges that were due and unpaid during the grace period;

     4) paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

     5) paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments, will be set equal to the lesser of:

     1)   the cash value at the end of the grace period; or

     2) the surrender charge for the policy year in which the policy is reinstated.

Unless otherwise specified, all amounts will be invested according to the investment instructions in effect at the start of the grace period.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are generally excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code. However, if the policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary's gross income.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies").

As a general rule, distributions from a life insurance policy (other than a modified endowment contract) during the life of the insured are treated as the non-taxable return of premium, to the extent of premiums previously paid. For this purpose, dividends that are used to purchase paid-up additions or to reduce premiums are not treated as distributions. Aggregate amounts distributed in excess of aggregate premiums paid are generally treated as taxable ordinary income. A loan from a life insurance policy that is not a modified endowment contract generally is not treated as a taxable distribution. However, if the total loan is not repaid and is forgiven (such as if the life insurance policy lapses or is surrendered), then the amount of the outstanding loan balance is treated as a distribution to the policy owner and may be treated as ordinary income in whole or in part.

The Internal Revenue Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals). Under these special rules, such transactions are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2 or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Internal Revenue Code.

Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual," as that term is defined in the Internal Revenue Code, are treated as death proceeds and are subject to the death benefit rules of Section 101 of the Internal Revenue Code, described above.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If the policy is not issued as a modified endowment contract, Nationwide will monitor the premium payment and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment, or may become subject to a new 7 year testing period, as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts such as the variable account be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed to be the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a life insurance policy (including a modified endowment contract) are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise of no taxpayer identification number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

FEDERAL ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2001, an estate of less than $675,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in the insured's federal gross estate if:

     1) the proceeds were payable to or for the benefit of the insured's estate; or

     2) the insured held any "incident of ownership" in the policy at death or at any time within 3 years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisors regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes. Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice. You should consult with your independent legal, tax and/or financial adviser for more information.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

     - an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

     - annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

     - statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

EXPERTS

The financial statements of Nationwide and Nationwide VLI Separate Account-4 have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


REGISTRATION STATEMENT

Nationwide has filed a registration statement with the SEC under the Securities Act of 1933, as amended, for the policies discussed in this prospectus. However, the prospectus does not contain all the information included in the registration statement. The registration statement may also contain amendments and exhibits that are not included in the prospectus. The prospectus is meant to be a summary and explanation of the policy, which is the legal binding instrument for the policies. Please refer to the policy for additional information.

DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NISC. NISC was organized as an Oklahoma corporation on March 19, 1974. NISC is a wholly owned subsidiary of Nationwide and a member of the NASD.

NISC acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

    -    Nationwide VLI Separate Account-2;
    -    Nationwide VLI Separate Account-3;
    -    Nationwide VLI Separate Account-4;
    -    Nationwide VLI Separate Account-5;
    -    Nationwide Multi-Flex Variable Account;
    -    Nationwide Variable Account;
    -    Nationwide Variable Account-II;
    -    Nationwide Variable Account-4;
    -    Nationwide Variable Account-5;
    -    Nationwide Variable Account-6;
    -    Nationwide Variable Account-8;
    -    Nationwide Variable Account-9;
    -    Nationwide Variable Account-10;
    -    Nationwide VA Separate Account-A;
    -    Nationwide VA Separate Account-B;
    -    Nationwide VA Separate Account-C;
    -    Nationwide VL Separate Account-A;
    -    Nationwide VL Separate Account-B;
    -    Nationwide VL Separate Account-C; and
    -    Nationwide VL Separate Account-D.

Gross first year commissions paid by Nationwide on the sale of these policies plus fees for marketing services are not more than 20% of the premiums paid up to commission target premium, 5% of premium in excess of commission target premium. Commission target premium is equal to the IRS guideline level premium.

No underwriting commissions have been paid by Nationwide to NISC.

NISC DIRECTORS AND OFFICERS

POSITIONS AND OFFICES
         NAME AND BUSINESS ADDRESS
  WITH UNDERWRITER
W. G. Jurgensen
Chief Executive Officer and
One Nationwide Plaza
      Director
Columbus, OH 43215
Joseph J. Gasper
Chairman of the Board and Director
One Nationwide Plaza
Columbus, OH 43215
Richard A. Karas
Vice Chairman and Director
One Nationwide Plaza
Columbus, OH 43215
Duane C. Meek
      President
One Nationwide Plaza
Columbus, OH 43215
Philip C. Gath
      Director
One Nationwide Plaza
Columbus, OH 43215
Susan A. Wolken
      Director
One Nationwide Plaza
Columbus, OH 43215
Robert A. Oakley                                                  Executive Vice
President - Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215
Robert J. Woodward, Jr.                                           Executive Vice
President - Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215
Mark R. Thresher                                                          Senior
Vice President and Treasurer
One Nationwide Plaza
Columbus, OH 43215
Barbara J. Shane                                                          Vice
President - Compliance Officer
Two Nationwide Plaza
Columbus, OH 43215
Alan A. Todryk
Vice President - Taxation
One Nationwide Plaza
Columbus, OH 43215
John F. Delaloye
 Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215
Glenn W. Soden
Associate Vice President and Secretary
One Nationwide Plaza
Columbus, OH 43215
E. Gary Berndt
 Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
Carol L. Dove                                            Associate Vice
President - Treasury Services and Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
Terry C. Smetzer
 Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:

    -    Nationwide Variable Account;
    -    Nationwide Variable Account-II;
    -    Nationwide Variable Account-3;
    -    Nationwide Variable Account-4;
    -    Nationwide Variable Account-5;
    -    Nationwide Variable Account-6;
    -    Nationwide Fidelity Advisor Variable Account;
    -    Nationwide Variable Account-8;
    -    Nationwide Variable Account-9;
    -    Nationwide Variable Account-10;
    -    MFS Variable Account;
    -    Nationwide Multi-Flex Variable Account;
    -    Nationwide VLI Separate Account;
    -    Nationwide VLI Separate Account-2;
    -    Nationwide VLI Separate Account-3;
    -    Nationwide VLI Separate Account-4; and
    -    Nationwide VLI Separate Account-5.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares its home office, other facilities and equipment with Nationwide Mutual Insurance Company.

COMPANY MANAGEMENT

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide. NFS serves as a holding company for other financial institutions. Nationwide is the sole owner of Nationwide Life and Annuity Insurance Company.

Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. Messrs. Gasper and Woodward are also trustees of one or more of the registered investment companies distributed by NISC, a registered broker-dealer affiliated with the Nationwide group of companies.

DIRECTORS OF NATIONWIDE
  DIRECTORS OF THE DEPOSITOR NAME AND     POSITIONS AND OFFICES
      PRINCIPAL BUSINESS ADDRESS             WITH DEPOSITOR       PRINCIPAL
OCCUPATION
Lewis J. Alphin                                 Director          Farm Owner and
Operator, Bell Farms (1)
519 Bethel Church Road
Mount Olive, NC 28365-6107
A. I. Bell                                      Director          Farm Owner and
Operator (1)
4121 North River Road West
Zanesville, OH 43701

  DIRECTORS OF THE DEPOSITOR NAME AND     POSITIONS AND OFFICES
      PRINCIPAL BUSINESS ADDRESS             WITH DEPOSITOR       PRINCIPAL
OCCUPATION
Yvonne M. Curl                                  Director          Vice
President, Chief Marketing Officer for Avaya Inc.(2)
Avaya Inc.
Room 3C322
211 Mt. Airy Road
Basing Ridge, NJ 07920
Kenneth D. Davis                                Director          Farm Owner and
Operator (1)
7229 Woodmansee Road
Leesburg, OH 45135
Keith W. Eckel                                  Director          Partner, Fred
W. Eckel Sons; President, Eckel Farms, Inc. (1)
1647 Falls Road
Clarks Summit, PA 18411
Willard J. Engel                                Director          Retired
General Manager, Lyon County Co-operative Oil Company (1)
301 East Marshall Street
Marshall, MN 56258
Fred C. Finney                                  Director          Owner and
Operator, Moreland Fruit Farm; Operator, Melrose
1558 West Moreland Road                                           Orchard (1)
Wooster, OH 44691
Joseph J. Gasper                           President and Chief    President and
Chief Operating Officer, Nationwide Life Insurance
One Nationwide Plaza                      Operating Officer and   Company and
Nationwide Life and Annuity Insurance Company (1)
Columbus, OH 43215                              Director
W.G. Jurgensen                               Chief Executive      Chairman and
Chief Executive Officer (3)
One Nationwide Plaza                      Officer and Director
Columbus, OH 43215
David O. Miller                           Chairman of the Board   President,
Owen Potato Farm, Inc.; Partner, M&M Enterprises (1)
115 Sprague Drive                             and Director
Hebron, OH 43025
Ralph M. Paige                                  Director          Executive
Director Federation of Southern Cooperatives/Land
Federation of Southern                                            Assistance
Fund (1)
Cooperatives/Land Assistance Fund
2769 Church Street
East Point, GA 30344
James F. Patterson                              Director          Vice
President, Pattersons, Inc.; President, Patterson Farms,
8765 Mulberry Road                                                Inc. (1)
Chesterland, OH 44026
Arden L. Shisler                                Director          President and
Chief Executive Officer, K&B Transport, Inc. (1)
1356 North Wenger Road
Dalton, OH 44618
Robert L. Stewart                               Director          Owner and
Operator Sunnydale Farms and Mining (1)
88740 Fairview Road
Jewett, OH 43986

     (1)  Principal occupation for last 5 years.
     (2) Prior to assuming this current position, Ms. Curl held other executive management positions with the Xerox Corporation.
     (3) Prior to assuming this current position, Mr. Jurgensen was Executive Vice President of Bank One Corporation. Prior to that, Mr. Jurgensen was Executive Vice President of First Chicago NBD.

Each of the directors is a director of the other major insurance affiliates of the Nationwide group of companies except Mr. Gasper who is a director only of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. Mr. Gasper is a director of NISC, a registered broker-dealer.

Messrs. Miller, Patterson, and Shisler are directors of Nationwide Financial Services, Inc. Messrs. Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies.

EXECUTIVE OFFICERS OF NATIONWIDE
OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS                  OFFICES OF THE DEPOSITOR
Richard D. Headley                                   Executive Vice President
One Nationwide Plaza
Columbus, OH 43215
Michael S. Helfer                                    Executive Vice President -
Corporate Strategy
One Nationwide Plaza
Columbus, OH 43215
Donna A. James                                       Executive Vice President -
Chief Administrative Officer
One Nationwide Plaza
Columbus, OH 43215
Robert A. Oakley                                     Executive Vice President -
Chief Financial Officer and Treasurer
One Nationwide Plaza
Columbus, OH 43215
Robert J. Woodward, Jr.                              Executive Vice President -
Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215
John R. Cook, Jr.                                    Senior Vice President -
Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215
Thomas L. Crumrine                                   Senior Vice President
One Nationwide Plaza
Columbus, OH 43215
David A. Diamond                                     Senior Vice President -
Corporate Strategy
One Nationwide Plaza
Columbus, OH 43215
Philip C. Gath                                       Senior Vice President -
Chief Actuary - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215
Patricia R. Hatler                                   Senior Vice President,
General Counsel and Secretary
One Nationwide Plaza
Columbus, OH 43215
David K. Hollingsworth                               Senior Vice President -
Business Development and Sponsor Relations
One Nationwide Plaza
Columbus, OH 43215
David R. Jahn                                        Senior Vice President -
Product Management
One Nationwide Plaza
Columbus, OH 43215
Richard A. Karas                                     Senior Vice President -
Sales - Financial Services
One Nationwide Plaza
Columbus, OH 43215
Gregory S. Lashutka                                  Senior Vice President -
Corporate Relations
One Nationwide Plaza
Columbus, OH 43215
Edwin P. McCausland, Jr.                             Senior Vice President -
Fixed Income Securities
One Nationwide Plaza
Columbus, OH 43215
Mark D. Phelan                                       Senior Vice President -
Technology and Operations
One Nationwide Plaza
Columbus, OH 43215
Douglas C. Robinette                                 Senior Vice President -
Claims
One Nationwide Plaza
Columbus, OH 43215
Mark R. Thresher                                     Senior Vice President -
Finance - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215
Richard M. Waggoner                                  Senior Vice President -
Operations
One Nationwide Plaza
Columbus, OH 43215

OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS                  OFFICES OF THE DEPOSITOR
Susan A. Wolken                                      Senior Vice President -
Product Management and Nationwide Financial
One Nationwide Plaza                                 Marketing
Columbus, OH 43215

W.G. JURGENSEN has been a Director and Chief Executive Officer since 2000. Previously, he was Executive Vice President of Bank One Corporation from 1998 to May 2000. Prior to Bank One's merger with First Chicago NBD, Mr. Jurgensen served from 1990 to 1998 as Executive Vice President with First Chicago, leading various business units. For 17 years, Mr. Jurgensen was with Norwest Corporation, beginning as a corporate banking officer and serving in increasingly responsible roles including president and CEO of Norwest Investment Services and management of the treasury function. Mr. Jurgensen's final post was Executive Vice President - Corporate Banking.

JOSEPH J. GASPER has been President and Chief Operating Officer and Director of Nationwide since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 34 years.

LEWIS J. ALPHIN has been a Director of Nationwide since 1993. Mr. Alphin owns and operates an 800-acre farm in Mt. Olive, NC. He taught agriculture business at James Sprunt Community Collegy in Kenansville, NC for more than 22 years before retiring in 1994. He is the former board chairman of the Cape Fear Farm Credit Association, a member and former vice president, secretary/treasurer, and director of the Duplin County Agribusiness Council, and a former board member of the Southern States Cooperative (1986 to 1993). Mr. Alphin is a member of the Duplin County Farm Bureau, the North Carolina Farm Bureau, ad the Farm Credit Council. He is a member and former director of the Oak Wolfe Fire Department.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.

YVONNE M. CURL has been a Director of Nationwide since April 1998. Ms. Curl is Vice President - Chief Marketing Officer for Avaya Inc. located in Basking Ridge, NJ. Prior to joining Avaya Inc. in November 2000, she was employed by the Xerox Corporation. She joined Xerox in 1976 as a sales representative and progressed through management positions, including vice president - field operations; executive assistant to te chairman and CEO; and as corporate vice president serving as senior vice president and general manager, public sector worldwide/global solutions group.

JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief Communications Officer of USAA from July 1989 to May 1997. Mr. Cook has been with Nationwide for 3 years.

THOMAS L. CRUMRINE has been Senior Vice President of Nationwide since September 1997. Previously he was Senior Vice President - Property/Casualty from March 1996 to September 1997. Prior to that time, he was Senior Vice President - Claims from April 1995 to March 1996, Vice President - Claims from 1993 to March 1996, Vice President - Agency Sales from 1991 to 1993 and Vice President - Agency Services from 1989 to 1991. Prior to 1989 Mr. Crumrine held several positions with Nationwide.

KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis is the immediate past president of the Ohio Farm Bureau Federation. He served as a member of the Ohio Farm Bureau Federation's board of trustees from 1989 until 1999. He served as first vice president of the board from 1994 until 1998. Mr. Davis serves on the board of directors of his local rural electric cooperatives and is a member of many agriculture organizations including the Ohio Corn Growers, Ohio Cattlemen's and Ohio Soybean associations.

DAVID A. DIAMOND has been Senior Vice President - Corporate Strategy since December 11, 2000. Previously, Mr. Diamond was Senior Vice President - Corporate Controller from August 1999 to December 2000. He was Vice President - Controller from October 1993 to August 1999. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 12 years.

KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc. in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. Mr. Eckel is a member of the Pennsylvania Agricultural Land Preservation Board. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. He has served as a board member and executive committee member of the American Farm Bureau Federation. He is a former vice president of the Pennsylvania Council of Cooperative Extension Associations and former board member of the Pennsylvania Vegetable Growers Association.

WILLARD J. ENGEL has been a Director of Nationwide since 1994. Mr. Engel served as general manager of Lyon County Co-Operative Oil Co. in Marshall, MN from 1975 to 1997, and occasionally serves on a consulting basis. He previously was a division manager of the Truman Farmers Elevator. He is a former director of the Western Co-op Transport in Montevideo, MN, a former director and legislative committee chairman of the Northwest Petroleum Association in St. Paul, and a former director of Farmland Industries in Kansas City.

FRED C. FINNEY has been a Director of Nationwide since 1992. Mr. Finney is the owner and operator of the Moreland Fruit Farm and operator of Melrose Orchard in Wooster, OH. He is past president of the Ohio Farm Bureau Federation, the Ohio Fruit Growers Society, Wayne County Farm Bureau, and the Westwood Ruritan Club. He is a member of the American Berry Cooperative.

PHILIP C. GATH has been Senior Vice President - Chief Actuary - Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998. Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 32 years.

PATRICIA R. HATLER has been Senior Vice President, General Counsel and Secretary since April 2000. Previously, she was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999.

RICHARD D. HEADLEY has been Executive Vice President for Nationwide since July 2000. Previously, he was Executive Vice President - Chief Information Technology Officer from May 1999 to July 2000. He was Senior Vice President - Chief Information Technology Officer from October 1997 to May 1999. Previously, Mr. Headly was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to Octover 1997. From January 1975 until 1992, Mr. Headley held several positions with Banc One Corporation. Mr. Headley has been with Nationwide for 3 years.

MICHAEL S. HELFER has been Executive Vice President - Corporate Strategy since August 2000. He is a former partner and head of the financial institutions group at Wilmer, Cutler and Pickering, a 350-lawyer international law firm headquartered in Washington, D.C. He served as that firm's Chairman and Chief Executive Officer from 1995 to 1998.

DAVID K. HOLLINGSWORTH has been Senior Vice President - Business Development and Sponsor Relations since April 2000. Previouly, he was Senior Vice President - Multi Channel and Sponsor relations from August 1999 until April 2000. Previously, he was Senior Vice President - Marketing from June 1999 to August 1999. Prior to that time, Mr. Hollingsworth held numerous positions within Nationwide. Mr. Hollingsworth has been with Nationwide for 26 years.

DAVID R. JAHN has been Senior Vice President - Product Management since November 2000. Previously, he was Senior Vice President - Commercial Insurance from March 1998 to November 2000. Previously, he was Vice President - Property/Casualty Operations and Vice President - Resource Management from March 1996 to January 1998. Prior to that time, Mr. Jahn has held numerous positions within Nationwide. Mr. Jahn has been with Nationwide for 29 years.

DONNA A. JAMES has been Executive Vice President - Chief Administrative Officer since July 2000. Previously, she was Senior Vice President - Chief Human Resources Officer from May 1999 to July 2000. She was Senior Vice President - Human Resources from December 1997 to May 1999. Previously, she was Vice President - Human Resources from July 1996 to December 1997. Prior to that time, Ms. James was Vice President - Assistant to the CEO of Nationwide from March 1996 to July 1996. From May 1994 to March 1996, she was Associate Vice President
- Assistant to the CEO of Nationwide. Previously, Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 19 years.

RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 36 years.

GREGORY S. LASHUTKA has been Senior Vice President - Corporate Relations since January 2000. Previously, he was the Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. From January 1986 to December 1991, Mr. Lashutka was a Partner with Squire, Sanders & Dempsey. From January 1978 to December 1985, he was City Attorney for the City of Columbus (Ohio).

EDWIN P. MCCAUSLAND, JR. has been Senior Vice President - Fixed Income Securities since 1999. Mr. McCausland has 29 years of experience in insurance investments beginning his career in 1970 with Connecticut Mutual Life Insurance Company. He joined Phoenix Mutual Life Insurance Company in 1981 as second Vice President of Bond Investments and rising to Vice President of Pension Operations. He was Vice President and Managing Director of Mass Mutual Life Insurance Company prior to joining Nationwide.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been Chairman of the Board since 1998. Mr. Miller is president of Owen Potato Farm, Inc. and a partner of M&M Enterprises in Licking County, OH. He is a director and board chairman of the National Cooperative Business Association, director of Cooperative Business International and the International Cooperative Alliance, and serves on the educational executive committee of the National Council of Farmer Cooperatives. He was president of the Ohio Farm Bureau Federation from 1981 to 1985 and was vice president for six years. Mr. Miller served a two year term on the board of the American Farm Bureau Association. He is past president of the Ohio Vegetable and Potato Growers Association, and was a director of Landmark, Inc., a farm supply cooperative which is now part of Indianapolis-based Countrymark.

ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer and Treasurer since December 2000. Previously, Mr. Oakley was Executive Vice President - Chief Financial Officer from April 1995 to December 2000. Prior to that, Mr. Oakley was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 25 years.

RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the National Field Director/Georgia State Director from 1981 to 1984.

JAMES F. PATTERSON has been a Director of Nationwide since April 1989. Mr. Patterson is president of Patterson Farms, Inc. and has operated Patterson Fruit Farm in Chesterland, OH since 1964. Mr. Patterson is on the boards of The Ohio State University Hospitals Health System in Cleveland, Geauga Hospital, Inc. and the National Cooperative Business Association. He is past president of the Ohio Farm Bureau Federation and former member of Cleveland Foundation's Lake and Geauga Advisory Committees.

MARK D. PHELAN has been Senior Vice President - Technology and Operations since December 2000. Previously, he was Senior Vice President - Technology Services from 1998 to December 2000. His previous management experience includes five years (1977 - 1982) with the data processing division's sales group at IBM Corporation. From 1982 through 1990, Mr. Phelan served as Director of AT&T's Consumer Communications Services Group and he was subsequently promoted to Sales Vice President for the Eastern Region of the Business Communications Services Division. In 1992, he became Executive Vice President - Sales and Marketing for the Electronic Commerce Division of Checkfree Corporation, a position he held for five years. From 1997 until 1998, he was in private consulting.

DOUGLAS C. ROBINETTE has been Senior Vice President - Claims since November 2000. Previously he was Senior Vice President - Claims and Financial Services from 1999 to November 2000. Prior to that time, Mr. Robinette was Senior Vice President - Marketing and Product Management from May 1998 to 1999. Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau, a member of the Nationwide group until 1998, from September 1996 to May 1998. Prior to that time, he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995, Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994, he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with Nationwide for 14 years.

ARDEN L. SHISLER has been a Director of Nationwide since 1984. Mr. Shisler is president and chief executive officer of K&B Transport, Inc., a trucking firm in Dalton, OH. He is a director of the National Cooperative Business Association in Washington, DC. He is a former board member and vice president of the Ohio Farm Bureau Federation and past president of the Ohio Agricultural Marketing Association, an Ohio Farm Bureau Federation subsidiary. He is a member of the Ohio Trucking Association, the Ohio Trucking Safety Council, the Wayne County Farm Bureau, Cornerstone Community Church, the Advisory Committee of The Ohio State University Agriculture Technical Institute and a board member of the Wilderness Center.



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ROBERT L. STEWART has been a Director of Nationwide since 1989. Mr. Stewart is the owner and operator of Sunnydale Farms and Mining in Jewett, OH. He served on the board of the Ohio Farm Bureau Federation and as president of the Ohio Holstein Association board. Mr. Stewart was a director of the Ohio Agricultural Stabilization and Conservation Service board and Landmark, Inc. a farm supply cooperative which is now part of Indianapolis-based Countrymark.

MARK R. THRESHER has been Senior Vice President - Finance - Nationwide Financial since May 1999. He was Vice President - Controller from August 1996 to May 1999. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to November 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP from July 1988 to June 1996.

RICHARD M. WAGGONER has been Senior Vice President - Operations since May 1999. Previously, he was President of Nationwide Services from May 1997 to May 1999. Prior to that time, Mr. Waggoner has held numerous positions within the Nationwide group of companies. Mr. Waggoner has been with Nationwide for 24 years.

SUSAN A. WOLKEN has been Senior Vice President - Product Management and Nationwide Financial Marketing since May 1999. Previously, Ms. Wolken was Senior Vice President - Life Company Operations from June 1997 to May 1999. She was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 26 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 36 years.


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APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS.
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities.

     AMERICAN CENTURY VP VALUE
     Investment Objective: Long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total assets in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO: INITIAL SHARES
     Investment Objective: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment



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     standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the portfolio.

     APPRECIATION PORTFOLIO: INITIAL SHARES (FORMERLY, CAPITAL APPRECIATION PORTFOLIO)
     Investment Objective: Primarily long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II
     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

       - at least 65% in income-producing debt securities and preferred stocks, including convertible securities; and

       - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager of VIP III and it's portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the Portfolio invests at least 65% of its total assets in securities of companies that the Portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Villanova Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore NSAT Emerging Markets Fund and Gartmore NSAT International Growth Fund. The remaining assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     CAPITAL APPRECIATION FUND
     Investment Objective: Long-term capital appreciation.

     DREYFUS NSAT MID CAP INDEX FUND (FORMERLY, NATIONWIDE MID CAP INDEX FUND) (FORMERLY, NATIONWIDE SELECT ADVISERS MID CAP FUND)
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     FEDERATED NSAT EQUITY INCOME FUND (FORMERLY, NATIONWIDE EQUITY INCOME FUND)
     Subadviser: Federated Investment Counseling
     Investment Objective: Above average income and capital appreciation by investing primarily in income producing U.S. and foreign equity securities and securities that are convertible into common stock.

     FEDERATED NSAT HIGH INCOME BOND FUND (FORMERLY, NATIONWIDE HIGH INCOME BOND
     FUND)
     Subadviser: Federated Investment Counseling
     Investment Objective: High current income by investing at least 65% of the Fund's total assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."

     GARTMORE NSAT EMERGING MARKETS FUND
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

     GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
     Investment Objective: Long-term capital appreciation by investing primarily and at least 65% of its total assets in equity securities issued by U.S. and foreign companies with business operations in technology and communications and technology and communication related industries.

     GARTMORE NSAT INTERNATIONAL GROWTH FUND
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries. The Fund invests at least 65% of its assets in established companies located in at least three countries other than the U.S.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing at least 65% of its total assets in U.S. government and agency bonds, bills and notes.

     J.P. MORGAN NSAT BALANCED FUND (FORMERLY, NATIONWIDE BALANCED FUND)
     Subadviser: J.P. Morgan Investment Management, Inc.
     Investment Objective: High total return from a diversified portfolio of equity and fixed income securities. Under normal circumstances, the Fund invests approximately 60% of its assets in equity securities and 40% of its assets in fixed income securities. The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index. Generally, most of the Fund's fixed income securities will consist of "investment grade" securities, but the Fund may invest in securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds.

     MAS NSAT MULTI SECTOR BOND FUND (FORMERLY, NATIONWIDE MULTI SECTOR BOND
     FUND)
     Subadviser: Miller, Anderson & Sherrerd, LLP
     Investment Objective: Primarily, above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities. The subadviser will use futures, swaps and other derivatives in managing the Fund.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and maintenance of liquidity.

     NATIONWIDE GLOBAL 50 FUND (FORMERLY, NATIONWIDE GLOBAL EQUITY FUND)
     Subadviser:  J. P. Morgan Investment Management, Inc.
     Investment Objective: High total return from a globally diversified portfolio of equity securities.

     The Fund seeks its investment objective through stock selection and management of currency exposure. The Fund invests in approximately fifty stocks of primarily large and midcap companies located throughout the world.

     NATIONWIDE SMALL CAP GROWTH FUND (FORMERLY, NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND)
     Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC, Waddell & Reed Investment Management Company
     Investment Objective: Capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies. The Fund may also invest in foreign securities.

     NATIONWIDE SMALL CAP VALUE FUND
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a medial market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     NATIONWIDE SMALL COMPANY FUND
     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc., Waddell & Reed Investment Management Company
     Investment Objective: Long-term growth of capital. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     STRONG NSAT MID CAP GROWTH FUND (FORMERLY, NATIONWIDE STRATEGIC GROWTH
     FUND)
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. The Fund invests primarily in stocks of medium sized companies but its portfolio can include stocks of companies of any size.

     TOTAL RETURN FUND
     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

     TURNER NSAT GROWTH FOCUS FUND
     Subadviser: Turner Investment Partners, Inc.
     Investment Objective: Long-term capital appreciation by investing primarily in U.S. common stocks, American depository receipts and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 20 to 30 common stocks.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Long-term capital growth, with current income as a secondary objective. The Portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     AMT MID-CAP GROWTH PORTFOLIO
     Investment Objective: Capital growth. The Portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth. The Portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA (FORMERLY, OPPENHEIMER CAPITAL APPRECIATION FUND)
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY, OPPENHEIMER GROWTH
     FUND)
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA
     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA (FORMERLY, OPPENHEIMER GROWTH & INCOME FUND)
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

STRONG OPPORTUNITY FUND II, INC.
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management, Inc. is the investment adviser for the Fund.

     Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. Morgan Stanley Dean Witter Investment Management, Inc. is the Portfolio's investment adviser.

     MID CAP GROWTH PORTFOLIO
     Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the Standard & Poor's Rating Group ("S&P") MidCap 400 Index. Such range is generally $500 million to $6 billion but the range fluctuates over time with changes in the equity market. Miller, Anderson & Sherrerd, LLP is the Portfolio's investment adviser.

     U. S. REAL ESTATE PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Portfolio's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

APPENDIX B:  ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES,
AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the deduction of underlying mutual fund investment advisory fees and other expenses, which are equivalent to an annual effective rate of 0.95%. This effective rate is based on the average of the fund expenses, after expense reimbursement, for the preceding year for all underlying mutual fund options available under the policy as of December 31, 2000. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursement and fees waivers, the annual effective rate would have been 0.97%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements or fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Taking into account the underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -0.95%, 5.05% and 11.05%.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection, recovering taxes, providing for administrative expenses, and assuming mortality and expense risks. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The cash surrender values shown in the illustrations reflect the fact that Nationwide will deduct a surrender charge from the policy's cash value for any policy surrendered in full during the first 20 policy years.

The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, sex, smoking classification, rating classification and premium payment requested.

                             DEATH BENEFIT OPTION 1
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                 CURRENT VALUES

                                   0% HYPOTHETICAL                       6%
HYPOTHETICAL                     12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN               GROSS
INVESTMENT RETURN              GROSS INVESTMENT RETURN
            PREMIUMS    -------------------------------------
------------------------------------ ---------------------------------
            PAID PLUS                  CASH                                 CASH
                                CASH
POLICY      INTEREST      CASH         SURR.       DEATH         CASH
SURR.       DEATH        CASH        SURR.       DEATH
  YEAR        AT 5%       VALUE        VALUE      BENEFIT       VALUE
VALUE      BENEFIT       VALUE       VALUE      BENEFIT
    1         1,575         968          518       100,000       1,040
590       100,000       1,113        663       100,000
    2         3,229        1,913        1,485      100,000       2,119
1,691      100,000       2,334       1,907      100,000
    3         4,965        2,835        2,430      100,000       3,238
2,833      100,000       3,676       3,271      100,000
    4         6,788        3,734        3,352      100,000       4,399
4,016      100,000       5,151       4,768      100,000
    5         8,703        4,609        4,249      100,000       5,603
5,243      100,000       6,773       6,413      100,000
    6         10,713       5,459        5,121      100,000       6,851
6,513      100,000       8,558       8,221      100,000
    7         12,824       6,282        5,967      100,000       8,143
7,828      100,000      10,524       10,209     100,000
    8         15,040       7,075        6,783      100,000       9,481
9,189      100,000      12,688       12,396     100,000
    9         17,367       7,837        7,567      100,000      10,865
10,595     100,000      15,072       14,802     100,000
   10         19,810       8,566        8,318      100,000      12,295
12,047     100,000      17,702       17,454     100,000
   11         22,376       9,250        9,025      100,000      13,764
13,539     100,000      20,594       20,369     100,000
   12         25,069       9,895        9,692      100,000      15,278
15,075     100,000      23,752       23,549     100,000
   13         27,898       10,491       10,311     100,000      16,833
16,653     100,000      27,193       27,013     100,000
   14         30,868       11,035       10,877     100,000      18,427
18,270     100,000      30,948       30,790     100,000
   15         33,986       11,520       11,385     100,000      20,060
19,925     100,000      35,047       34,912     100,000
   16         37,261       11,943       11,831     100,000      21,712
21,599     100,000      39,528       39,415     100,000
   17         40,699       12,296       12,206     100,000      23,376
23,286     100,000      44,433       44,343     100,000
   18         44,309       12,574       12,507     100,000      25,053
24,986     100,000      49,811       49,743     100,000
   19         48,099       12,743       12,698     100,000      26,715
26,670     100,000      55,703       55,658     100,000
   20         52,079       12,848       12,826     100,000      28,404
28,382     100,000      62,202       62,180     100,000
   21         56,258       12,843       12,843     100,000      30,085
30,085     100,000      69,367       69,367     100,000
   22         60,646       12,714       12,714     100,000      31,753
31,753     100,000      77,286       77,286     100,000
   23         65,253       12,448       12,448     100,000      33,400
33,400     100,000      86,064       86,064     101,556
   24         70,091       12,027       12,027     100,000      35,019
35,019     100,000      95,704       95,704     111,974
   25         75,170       11,433       11,433     100,000      36,604
36,604     100,000      106,226     106,226     123,222
   26         80,504       10,649       10,649     100,000      38,148
38,148     100,000      117,711     117,711     135,368
   27         86,104       9,649        9,649      100,000      39,642
39,642     100,000      130,280     130,280     147,216
   28         91,984       8,389        8,389      100,000      41,065
41,065     100,000      144,042     144,042     159,886
   29         98,158       6,748        6,748      100,000      42,352
42,352     100,000      159,114     159,114     173,435
   30        104,641       4,918        4,918      100,000      43,632
43,632     100,000      175,681     175,681     187,978


(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ASSET CHARGE AS DESCRIBED IN THE PROSPECTUS.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                GUARANTEED VALUES

                                   0% HYPOTHETICAL                       6%
HYPOTHETICAL                     12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN               GROSS
INVESTMENT RETURN              GROSS INVESTMENT RETURN
            PREMIUMS    -------------------------------------
------------------------------------ ---------------------------------
            PAID PLUS                  CASH                                 CASH
                                CASH
POLICY      INTEREST      CASH         SURR.       DEATH         CASH
SURR.       DEATH        CASH        SURR.       DEATH
  YEAR        AT 5%       VALUE        VALUE      BENEFIT       VALUE
VALUE      BENEFIT       VALUE       VALUE      BENEFIT
    1         1,575         907          457       100,000        978
528       100,000       1,049        599       100,000
    2         3,229        1,782        1,355      100,000       1,980
1,553      100,000       2,188       1,761      100,000
    3         4,965        2,623        2,218      100,000       3,007
2,602      100,000       3,426       3,021      100,000
    4         6,788        3,427        3,044      100,000       4,057
3,674      100,000       4,771       4,388      100,000
    5         8,703        4,192        3,832      100,000       5,128
4,768      100,000       6,234       5,874      100,000
    6         10,713       4,916        4,578      100,000       6,219
5,882      100,000       7,824       7,487      100,000
    7         12,824       5,592        5,277      100,000       7,326
7,011      100,000       9,552       9,237      100,000
    8         15,040       6,214        5,922      100,000       8,443
8,151      100,000      11,430       11,137     100,000
    9         17,367       6,777        6,507      100,000       9,566
9,296      100,000      13,468       13,198     100,000
   10         19,810       7,275        7,027      100,000      10,688
10,441     100,000      15,681       15,434     100,000
   11         22,376       7,700        7,475      100,000      11,806
11,581     100,000      18,088       17,863     100,000
   12         25,069       8,048        7,846      100,000      12,913
12,711     100,000      20,707       20,505     100,000
   13         27,898       8,314        8,134      100,000      14,007
13,827     100,000      23,533       23,353     100,000
   14         30,868       8,490        8,332      100,000      15,080
14,923     100,000      26,584       26,426     100,000
   15         33,986       8,563        8,428      100,000      16,123
15,988     100,000      29,881       29,746     100,000
   16         37,261       8,524        8,411      100,000      17,123
17,011     100,000      33,449       33,337     100,000
   17         40,699       8,357        8,267      100,000      18,070
17,980     100,000      37,319       37,229     100,000
   18         44,309       8,042        7,975      100,000      18,944
18,877     100,000      41,522       41,455     100,000
   19         48,099       7,558        7,513      100,000      19,725
19,680     100,000      46,098       46,053     100,000
   20         52,079       6,882        6,859      100,000      20,386
20,363     100,000      51,097       51,074     100,000
   21         56,258       5,990        5,990      100,000      20,904
20,904     100,000      56,580       56,580     100,000
   22         60,646       4,858        4,858      100,000      21,258
21,258     100,000      62,625       62,625     100,000
   23         65,253       3,460        3,460      100,000      21,426
21,426     100,000      69,326       69,326     100,000
   24         70,091       1,762        1,762      100,000      21,377
21,377     100,000      76,796       76,796     100,000
   25         75,170        (*)          (*)         (*)        21,070
21,070     100,000      85,175       85,175     100,000
   26         80,504        (*)          (*)         (*)        20,450
20,450     100,000      94,493       94,493     108,667
   27         86,104        (*)          (*)         (*)        19,445
19,445     100,000      104,675     104,675     118,283
   28         91,984        (*)          (*)         (*)        17,954
17,954     100,000      115,812     115,812     128,552
   29         98,158        (*)          (*)         (*)        15,852
15,852     100,000      128,016     128,016     139,538
   30        104,641        (*)          (*)         (*)        12,999
12,999     100,000      141,420     141,420     151,320


(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ASSET CHARGE AS DESCRIBED IN THE PROSPECTUS.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                 CURRENT VALUES

                                   0% HYPOTHETICAL                       6%
HYPOTHETICAL                     12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN               GROSS
INVESTMENT RETURN              GROSS INVESTMENT RETURN
            PREMIUMS    -------------------------------------
------------------------------------ ---------------------------------
            PAID PLUS                  CASH                                 CASH
                                CASH
POLICY      INTEREST      CASH         SURR.       DEATH         CASH
SURR.       DEATH        CASH        SURR.       DEATH
  YEAR        AT 5%       VALUE        VALUE      BENEFIT       VALUE
VALUE      BENEFIT       VALUE       VALUE      BENEFIT
    1         1,575         964          514       100,964       1,036
586       101,036       1,109        659       101,109
    2         3,229        1,903        1,475      101,903       2,108
1,680      102,108       2,322       1,895      102,322
    3         4,965        2,815        2,410      102,815       3,215
2,810      103,215       3,650       3,245      103,650
    4         6,788        3,701        3,319      103,701       4,359
3,976      104,359       5,103       4,721      105,103
    5         8,703        4,559        4,199      104,559       5,540
5,180      105,540       6,695       6,335      106,695
    6         10,713       5,387        5,050      105,387       6,758
6,420      106,758       8,438       8,101      108,438
    7         12,824       6,184        5,869      106,184       8,012
7,697      108,012      10,347       10,032     110,347
    8         15,040       6,947        6,654      106,947       9,301
9,009      109,301      12,437       12,144     112,437
    9         17,367       7,672        7,402      107,672      10,624
10,354     110,624      14,723       14,453     114,723
   10         19,810       8,359        8,111      108,359      11,980
11,733     111,980      17,225       16,978     117,225
   11         22,376       8,994        8,769      108,994      13,357
13,132     113,357      19,953       19,728     119,953
   12         25,069       9,581        9,379      109,581      14,761
14,558     114,761      22,911       22,708     122,911
   13         27,898       10,112       9,932      110,112      16,181
16,001     116,181      26,099       25,919     126,099
   14         30,868       10,580       10,423     110,580      17,614
17,456     117,614      29,533       29,376     129,533
   15         33,986       10,980       10,845     110,980      19,052
18,917     119,052      33,231       33,096     133,231
   16         37,261       11,306       11,193     111,306      20,484
20,372     120,484      37,210       37,097     137,210
   17         40,699       11,549       11,459     111,549      21,888
21,798     121,888      41,487       41,397     141,487
   18         44,309       11,704       11,637     111,704      23,258
23,190     123,258      46,087       46,020     146,087
   19         48,099       11,732       11,687     111,732      24,549
24,504     124,549      50,996       50,951     150,996
   20         52,079       11,686       11,664     111,686      25,814
25,792     125,814      56,300       56,278     156,300
   21         56,258       11,513       11,513     111,513      26,995
26,995     126,995      61,980       61,980     161,980
   22         60,646       11,200       11,200     111,200      28,075
28,075     128,075      68,057       68,057     168,057
   23         65,253       10,733       10,733     110,733      29,034
29,034     129,034      74,553       74,553     174,553
   24         70,091       10,095       10,095     110,095      29,850
29,850     129,850      81,489       81,489     181,489
   25         75,170       9,271        9,271      109,271      30,499
30,499     130,499      88,890       88,890     188,890
   26         80,504       8,248        8,248      108,248      30,961
30,961     130,961      96,785       96,785     196,785
   27         86,104       7,006        7,006      107,006      31,204
31,204     131,204      105,198     105,198     205,198
   28         91,984       5,506        5,506      105,506      31,181
31,181     131,181      114,136     114,136     214,136
   29         98,158       3,634        3,634      103,634      30,760
30,760     130,760      123,527     123,527     223,527
   30        104,641       1,617        1,617      101,617      30,156
30,156     130,156      133,649     133,649     233,649


(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ASSET CHARGE AS DESCRIBED IN THE PROSPECTUS.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                GUARANTEED VALUES

                                   0% HYPOTHETICAL                       6%
HYPOTHETICAL                     12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN               GROSS
INVESTMENT RETURN              GROSS INVESTMENT RETURN
            PREMIUMS    -------------------------------------
------------------------------------ ---------------------------------
            PAID PLUS                  CASH                                 CASH
                                CASH
POLICY      INTEREST      CASH         SURR.       DEATH         CASH
SURR.       DEATH        CASH        SURR.       DEATH
  YEAR        AT 5%       VALUE        VALUE      BENEFIT       VALUE
VALUE      BENEFIT       VALUE       VALUE      BENEFIT
    1         1,575         903          453       100,903        974
524       100,974       1,044        594       101,044
    2         3,229        1,770        1,343      101,770       1,967
1,540      101,967       2,173       1,746      102,173
    3         4,965        2,599        2,194      102,599       2,980
2,575      102,980       3,394       2,989      103,394
    4         6,788        3,387        3,004      103,387       4,009
3,626      104,009       4,714       4,331      104,714
    5         8,703        4,131        3,771      104,131       5,052
4,692      105,052       6,139       5,779      106,139
    6         10,713       4,828        4,491      104,828       6,105
5,768      106,105       7,677       7,340      107,677
    7         12,824       5,471        5,156      105,471       7,163
6,848      107,163       9,333       9,018      109,333
    8         15,040       6,054        5,762      106,054       8,217
7,925      108,217      11,113       10,821     111,113
    9         17,367       6,570        6,300      106,570       9,260
8,990      109,260      13,022       12,752     113,022
   10         19,810       7,011        6,764      107,011      10,285
10,037     110,285      15,067       14,819     115,067
   11         22,376       7,371        7,146      107,371      11,280
11,055     111,280      17,253       17,028     117,253
   12         25,069       7,644        7,441      107,644      12,239
12,037     112,239      19,589       19,386     119,589
   13         27,898       7,825        7,645      107,825      13,153
12,973     113,153      22,068       21,888     122,068
   14         30,868       7,904        7,747      107,904      14,011
13,853     114,011      24,680       24,522     124,680
   15         33,986       7,871        7,736      107,871      14,796
14,661     114,796      27,425       27,290     127,425
   16         37,261       7,714        7,601      107,714      15,492
15,379     115,492      30,304       30,191     130,304
   17         40,699       7,419        7,329      107,419      16,079
15,989     116,079      33,312       33,222     133,312
   18         44,309       6,966        6,899      106,966      16,529
16,462     116,529      36,440       36,372     136,440
   19         48,099       6,336        6,291      106,336      16,814
16,769     116,814      39,676       39,631     139,676
   20         52,079       5,509        5,487      105,509      16,905
16,883     116,905      43,010       42,988     143,010
   21         56,258       4,468        4,468      104,468      16,771
16,771     116,771      46,430       46,430     146,430
   22         60,646       3,195        3,195      103,195      16,381
16,381     116,381      49,925       49,925     149,925
   23         65,253       1,676        1,676      101,676      15,705
15,705     115,705      53,482       53,482     153,482
   24         70,091        (*)          (*)         (*)        14,704
14,704     114,704      57,083       57,083     157,083
   25         75,170        (*)          (*)         (*)        13,329
13,329     113,329      60,700       60,700     160,700
   26         80,504        (*)          (*)         (*)        11,518
11,518     111,518      64,289       64,289     164,289
   27         86,104        (*)          (*)         (*)         9,196
9,196      109,196      67,792       67,792     167,792
   28         91,984        (*)          (*)         (*)         6,271
6,271      106,271      71,133       71,133     171,133
   29         98,158        (*)          (*)         (*)         2,646
2,646      102,646      74,228       74,228     174,228
   30        104,641        (*)          (*)         (*)          (*)
(*)         (*)        76,994       76,994     176,994


(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ASSET CHARGE AS DESCRIBED IN THE PROSPECTUS.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                 CURRENT VALUES

                                   0% HYPOTHETICAL                       6%
HYPOTHETICAL                     12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN               GROSS
INVESTMENT RETURN              GROSS INVESTMENT RETURN
            PREMIUMS    -------------------------------------
------------------------------------ ---------------------------------
            PAID PLUS                  CASH                                 CASH
                                CASH
POLICY      INTEREST      CASH         SURR.       DEATH         CASH
SURR.       DEATH        CASH        SURR.       DEATH
  YEAR        AT 5%       VALUE        VALUE      BENEFIT       VALUE
VALUE      BENEFIT       VALUE       VALUE      BENEFIT
    1         2,625        1,715         965       100,000       1,840
1,090      100,000       1,965       1,215      100,000
    2         5,381        3,384        2,672      100,000       3,741
3,029      100,000       4,114       3,402      100,000
    3         8,275        4,998        4,323      100,000       5,699
5,024      100,000       6,461       5,786      100,000
    4         11,314       6,553        5,915      100,000       7,713
7,076      100,000       9,026       8,389      100,000
    5         14,505       8,045        7,445      100,000       9,783
9,183      100,000      11,831       11,231     100,000
    6         17,855       9,471        8,909      100,000      11,909
11,347     100,000      14,903       14,340     100,000
    7         21,373       10,825       10,300     100,000      14,089
13,564     100,000      18,268       17,743     100,000
    8         25,066       12,103       11,615     100,000      16,325
15,837     100,000      21,949       21,462     100,000
    9         28,945       13,272       12,822     100,000      18,589
18,139     100,000      25,924       25,474     100,000
   10         33,017       14,382       13,969     100,000      20,922
20,510     100,000      30,276       29,864     100,000
   11         37,293       15,385       15,010     100,000      23,271
22,896     100,000      35,014       34,639     100,000
   12         41,782       16,275       15,938     100,000      25,631
25,294     100,000      40,184       39,846     100,000
   13         46,497       17,040       16,740     100,000      27,999
27,699     100,000      45,841       45,541     100,000
   14         51,446       17,666       17,403     100,000      30,371
30,108     100,000      52,051       51,789     100,000
   15         56,644       18,141       17,916     100,000      32,742
32,517     100,000      58,893       58,668     100,000
   16         62,101       18,453       18,265     100,000      35,113
34,925     100,000      66,464       66,277     100,000
   17         67,831       18,581       18,431     100,000      37,479
37,329     100,000      74,878       74,728     100,000
   18         73,848       18,493       18,381     100,000      39,826
39,714     100,000      84,271       84,159     100,000
   19         80,165       18,090       18,015     100,000      42,095
42,020     100,000      94,796       94,721     103,327
   20         86,798       17,546       17,509     100,000      44,430
44,392     100,000      106,422     106,385     113,872
   21         93,763       16,734       16,734     100,000      46,759
46,759     100,000      119,199     119,199     125,159
   22        101,076       15,571       15,571     100,000      49,055
49,055     100,000      133,154     133,154     139,812
   23        108,755       13,991       13,991     100,000      51,307
51,307     100,000      148,390     148,390     155,809
   24        116,818       11,925       11,925     100,000      53,507
53,507     100,000      165,015     165,015     173,266
   25        125,284       9,294        9,294      100,000      55,657
55,657     100,000      183,147     183,147     192,305
   26        134,173       5,992        5,992      100,000      57,749
57,749     100,000      202,911     202,911     213,057
   27        143,506       1,887        1,887      100,000      59,780
59,780     100,000      224,440     224,440     235,662
   28        153,307        (*)          (*)         (*)        61,753
61,753     100,000      247,876     247,876     260,270
   29        163,597        (*)          (*)         (*)        63,664
63,664     100,000      273,369     273,369     287,037
   30        174,402        (*)          (*)         (*)        65,504
65,504     100,000      301,075     301,075     316,128

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ASSET CHARGE AS DESCRIBED IN THE PROSPECTUS.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                GUARANTEED VALUES

                                   0% HYPOTHETICAL                       6%
HYPOTHETICAL                     12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN               GROSS
INVESTMENT RETURN              GROSS INVESTMENT RETURN
            PREMIUMS    -------------------------------------
------------------------------------ ---------------------------------
            PAID PLUS                  CASH                                 CASH
                                CASH
POLICY      INTEREST      CASH         SURR.       DEATH         CASH
SURR.       DEATH        CASH        SURR.       DEATH
  YEAR        AT 5%       VALUE        VALUE      BENEFIT       VALUE
VALUE      BENEFIT       VALUE       VALUE      BENEFIT
    1         2,625        1,433         683       100,000       1,549
799       100,000       1,665        915       100,000
    2         5,381        2,783        2,070      100,000       3,104
2,392      100,000       3,441       2,728      100,000
    3         8,275        4,046        3,371      100,000       4,665
3,990      100,000       5,339       4,664      100,000
    4         11,314       5,217        4,579      100,000       6,223
5,586      100,000       7,368       6,730      100,000
    5         14,505       6,285        5,685      100,000       7,772
7,172      100,000       9,536       8,936      100,000
    6         17,855       7,240        6,678      100,000       9,301
8,738      100,000      11,853       11,291     100,000
    7         21,373       8,072        7,547      100,000      10,800
10,275     100,000      14,331       13,806     100,000
    8         25,066       8,762        8,275      100,000      12,252
11,765     100,000      16,978       16,491     100,000
    9         28,945       9,293        8,843      100,000      13,640
13,190     100,000      19,807       19,357     100,000
   10         33,017       9,646        9,234      100,000      14,945
14,533     100,000      22,803       22,391     100,000
   11         37,293       9,804        9,429      100,000      16,152
15,777     100,000      25,979       25,604     100,000
   12         41,782       9,747        9,409      100,000      17,242
16,904     100,000      29,356       29,019     100,000
   13         46,497       9,456        9,156      100,000      18,196
17,896     100,000      32,964       32,664     100,000
   14         51,446       8,905        8,642      100,000      18,988
18,726     100,000      36,837       36,574     100,000
   15         56,644       8,055        7,830      100,000      19,579
19,354     100,000      41,011       40,786     100,000
   16         62,101       6,856        6,668      100,000      19,922
19,734     100,000      45,530       45,343     100,000
   17         67,831       5,239        5,089      100,000      19,956
19,806     100,000      50,448       50,298     100,000
   18         73,848       3,117        3,005      100,000      19,603
19,491     100,000      55,832       55,720     100,000
   19         80,165        386          311       100,000      18,771
18,696     100,000      61,778       61,703     100,000
   20         86,798        (*)          (*)         (*)        17,352
17,315     100,000      68,420       68,383     100,000
   21         93,763        (*)          (*)         (*)        15,223
15,223     100,000      75,944       75,944     100,000
   22        101,076        (*)          (*)         (*)        12,231
12,231     100,000      84,592       84,592     100,000
   23        108,755        (*)          (*)         (*)         8,191
8,191      100,000      94,687       94,687     100,000
   24        116,818        (*)          (*)         (*)         2,860
2,860      100,000      106,093     106,093     111,398
   25        125,284        (*)          (*)         (*)          (*)
(*)         (*)        118,495     118,495     124,420
   26        134,173        (*)          (*)         (*)          (*)
(*)         (*)        131,967     131,967     138,566
   27        143,506        (*)          (*)         (*)          (*)
(*)         (*)        146,586     146,586     153,915
   28        153,307        (*)          (*)         (*)          (*)
(*)         (*)        162,426     162,426     170,547
   29        163,597        (*)          (*)         (*)          (*)
(*)         (*)        179,564     179,564     188,542
   30        174,402        (*)          (*)         (*)          (*)
(*)         (*)        198,080     198,080     207,984


(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ASSET CHARGE AS DESCRIBED IN THE PROSPECTUS.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                 CURRENT VALUES

                                   0% HYPOTHETICAL                       6%
HYPOTHETICAL                     12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN               GROSS
INVESTMENT RETURN              GROSS INVESTMENT RETURN
            PREMIUMS    -------------------------------------
------------------------------------ ---------------------------------
            PAID PLUS                  CASH                                 CASH
                                CASH
POLICY      INTEREST      CASH         SURR.       DEATH         CASH
SURR.       DEATH        CASH        SURR.       DEATH
  YEAR        AT 5%       VALUE        VALUE      BENEFIT       VALUE
VALUE      BENEFIT       VALUE       VALUE      BENEFIT
    1         2,625        1,704         954       101,704       1,828
1,078      101,828       1,952       1,202      101,952
    2         5,381        3,351        2,639      103,351       3,705
2,992      103,705       4,074       3,361      104,074
    3         8,275        4,931        4,256      104,931       5,622
4,947      105,622       6,373       5,698      106,373
    4         11,314       6,438        5,801      106,438       7,576
6,939      107,576       8,863       8,226      108,863
    5         14,505       7,868        7,268      107,868       9,562
8,962      109,562      11,558       10,958     111,558
    6         17,855       9,213        8,651      109,213      11,575
11,012     111,575      14,472       13,910     114,472
    7         21,373       10,467       9,942      110,467      13,606
13,081     113,606      17,621       17,096     117,621
    8         25,066       11,623       11,135     111,623      15,651
15,163     115,651      21,019       20,531     121,019
    9         28,945       12,642       12,192     112,642      17,667
17,217     117,667      24,610       24,160     124,610
   10         33,017       13,578       13,166     113,578      19,709
19,297     119,709      28,470       28,057     128,470
   11         37,293       14,378       14,003     114,378      21,698
21,323     121,698      32,566       32,191     132,566
   12         41,782       15,028       14,691     115,028      23,617
23,279     123,617      36,906       36,569     136,906
   13         46,497       15,516       15,216     115,516      25,446
25,146     125,446      41,499       41,199     141,499
   14         51,446       15,823       15,561     115,823      27,165
26,902     127,165      46,349       46,086     146,349
   15         56,644       15,936       15,711     115,936      28,751
28,526     128,751      51,462       51,237     151,462
   16         62,101       15,841       15,654     115,841      30,184
29,997     130,184      56,849       56,662     156,849
   17         67,831       15,518       15,368     115,518      31,436
31,286     131,436      62,513       62,363     162,513
   18         73,848       14,929       14,816     114,929      32,459
32,346     132,459      68,437       68,325     168,437
   19         80,165       13,959       13,884     113,959      33,124
33,049     133,124      74,523       74,448     174,523
   20         86,798       12,835       12,798     112,835      33,646
33,609     133,646      81,023       80,986     181,023
   21         93,763       11,411       11,411     111,411      33,869
33,869     133,869      87,821       87,821     187,821
   22        101,076       9,608        9,608      109,608      33,698
33,698     133,698      94,857       94,857     194,857
   23        108,755       7,376        7,376      107,376      33,062
33,062     133,062      102,099     102,099     202,099
   24        116,818       4,670        4,670      104,670      31,895
31,895     131,895      109,515     109,515     209,515
   25        125,284       1,455        1,455      101,455      30,135
30,135     130,135      117,080     117,080     217,080
   26        134,173        (*)          (*)         (*)        27,701
27,701     127,701      124,747     124,747     224,747
   27        143,506        (*)          (*)         (*)        24,509
24,509     124,509      132,465     132,465     232,465
   28        153,307        (*)          (*)         (*)        20,484
20,484     120,484      140,191     140,191     240,191
   29        163,597        (*)          (*)         (*)        15,508
15,508     115,508      147,852     147,852     247,852
   30        174,402        (*)          (*)         (*)         9,414
9,414      109,414      155,352     155,352     255,352


(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ASSET CHARGE AS DESCRIBED IN THE PROSPECTUS.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                GUARANTEED VALUES

                                   0% HYPOTHETICAL                       6%
HYPOTHETICAL                     12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN               GROSS
INVESTMENT RETURN              GROSS INVESTMENT RETURN
            PREMIUMS    -------------------------------------
------------------------------------ ---------------------------------
            PAID PLUS                  CASH                                 CASH
                                CASH
POLICY      INTEREST      CASH         SURR.       DEATH         CASH
SURR.       DEATH        CASH        SURR.       DEATH
  YEAR        AT 5%       VALUE        VALUE      BENEFIT       VALUE
VALUE      BENEFIT       VALUE       VALUE      BENEFIT
    1         2,625        1,417         667       101,417       1,531
781       101,531       1,646        896       101,646
    2         5,381        2,736        2,023      102,736       3,052
2,340      103,052       3,383       2,671      103,383
    3         8,275        3,953        3,278      103,953       4,557
3,882      104,557       5,215       4,540      105,215
    4         11,314       5,060        4,423      105,060       6,035
5,397      106,035       7,142       6,505      107,142
    5         14,505       6,045        5,445      106,045       7,471
6,871      107,471       9,161       8,561      109,161
    6         17,855       6,895        6,333      106,895       8,850
8,287      108,850      11,269       10,706     111,269
    7         21,373       7,598        7,073      107,598      10,155
9,630      110,155      13,459       12,934     113,459
    8         25,066       8,135        7,647      108,135      11,359
10,871     111,359      15,718       15,230     115,718
    9         28,945       8,484        8,034      108,484      12,435
11,985     112,435      18,030       17,580     118,030
   10         33,017       8,627        8,215      108,627      13,357
12,944     113,357      20,376       19,964     120,376
   11         37,293       8,547        8,172      108,547      14,095
13,720     114,095      22,713       22,338     122,713
   12         41,782       8,227        7,890      108,227      14,622
14,284     114,622      25,020       24,683     125,020
   13         46,497       7,651        7,351      107,651      14,907
14,607     114,907      27,275       26,975     127,275
   14         51,446       6,798        6,536      106,798      14,916
14,654     114,916      29,449       29,187     129,449
   15         56,644       5,640        5,415      105,640      14,602
14,377     114,602      31,501       31,276     131,501
   16         62,101       4,137        3,950      104,137      13,905
13,718     113,905      33,375       33,187     133,375
   17         67,831       2,241        2,091      102,241      12,753
12,603     112,753      34,998       34,848     134,998
   18         73,848        (*)          (*)         (*)        11,056
10,943     111,056      36,277       36,165     136,277
   19         80,165        (*)          (*)         (*)         8,720
8,645      108,720      37,112       37,037     137,112
   20         86,798        (*)          (*)         (*)         5,655
5,617      105,655      37,400       37,363     137,400
   21         93,763        (*)          (*)         (*)         1,778
1,778      101,778      37,042       37,042     137,042
   22        101,076        (*)          (*)         (*)          (*)
(*)         (*)        35,932       35,932     135,932
   23        108,755        (*)          (*)         (*)          (*)
(*)         (*)        33,962       33,962     133,962
   24        116,818        (*)          (*)         (*)          (*)
(*)         (*)        31,006       31,006     131,006
   25        125,284        (*)          (*)         (*)          (*)
(*)         (*)        26,901       26,901     126,901
   26        134,173        (*)          (*)         (*)          (*)
(*)         (*)        21,437       21,437     121,437
   27        143,506        (*)          (*)         (*)          (*)
(*)         (*)        14,341       14,341     114,341
   28        153,307        (*)          (*)         (*)          (*)
(*)         (*)         5,232       5,232      105,232
   29        163,597        (*)          (*)         (*)          (*)
(*)         (*)          (*)         (*)         (*)
   30        174,402        (*)          (*)         (*)          (*)
(*)         (*)          (*)         (*)         (*)


(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ASSET CHARGE AS DESCRIBED IN THE PROSPECTUS.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

APPENDIX C:  PERFORMANCE SUMMARY INFORMATION

The following performance tables display historical investments results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.

                                   CASH VALUES

                                 1 YEAR TO       2 YEARS TO       3 YEARS TO
   5 YEARS TO       10 YEARS TO      INCEPTION TO
                                  12/31/00         12/31/00         12/31/00
     12/31/00         12/31/00          12/31/00
                      FUND               CASH            CASH            CASH
         CASH             CASH              CASH
     UNDERLYING     INCEPTION  ACCUM.   SURR.   ACCUM.   SURR.   ACCUM.  SURR.
ACCUM.   SURR.   ACCUM.   SURR.    ACCUM.   SURR.
 INVESTMENT OPTIONS  DATE**    VALUE    VALUE    VALUE   VALUE    VALUE  VALUE
VALUE    VALUE   VALUE    VALUE    VALUE    VALUE
American Century VP  10/30/97 $7,432   $4,432   $16,313 $13,463 $27,516 $24,816
NA       NA      NA       NA       $40,648  $38,098
Income & Growth

American Century VP  05/01/94 $6,874   $3,874   $18,426 $15,576 $32,053 $29,353
$65,684  $63,284 NA       NA       $99,247  $97,147
International

American Century VP  05/01/96 $9,895   $6,895   $19,700 $16,850 $29,828 $27,128
NA       NA      NA       NA       $55,560  $53,160
Value

Dreyfus Investment   04/30/99 $8,219   $5,219   NA      NA      NA      NA
NA       NA      NA       NA       $19,103  $16,253
Portfolios -

European Equity

Portfolio: Initial

Shares

Dreyfus Socially     10/06/93 $7,449   $4,449   $17,253 $14,403 $29,767 $27,067
$64,704  $62,304 NA       NA       $130,541 $128,591
Responsible Growth

Fund, Inc.: Initial

Shares

Dreyfus Stock Index  09/29/89 $7,572   $4,572   $16,815 $13,965 $28,557 $25,857
$62,657  $60,257 $204,765 $203,115 $261,743 $275,243
Fund, Inc.: Initial

Shares

Dreyfus Variable     04/05/93 $8,337   $5,337   $17,643 $14,793 $29,759 $27,059
$63,979  $61,579 NA       NA       $137,066 $135,116
Investment Fund -

Appreciation

Portfolio: Initial

Shares

Federated Insurance  04/22/99 $9,315   $6,315   NA      NA      NA      NA
NA       NA      NA       NA       $18,569  $15,719
Series - Federated

Quality Bond Fund II

Fidelity VIP         10/09/86 $9,067   $6,067   $18,748 $15,898 $29,385 $26,685
$58,108  $55,708 $192,585 $190,935 $355,036 $373,036
Equity-Income

Portfolio: Service

Class

Fidelity VIP Growth  10/09/86 $7,471   $4,471   $17,846 $14,996 $32,134 $29,434
$69,081  $66,681 $232,496 $230,846 $476,902 $494,902
Portfolio: Service

Class

Fidelity VIP High    09/15/85 $6,385   $3,385   $13,419 $10,569 $19,979 $17,279
$36,293  $33,893 $102,696 $101,046 $211,355 $230,855
Income Portfolio:

Service Class

Fidelity VIP         01/28/87 $6,668   $3,668   $16,423 $13,573 $27,236 $24,536
$52,326  $49,926 $135,282 $133,632 $218,511 $235,011
Overseas Portfolio:

Service Class

Fidelity VIP II      01/03/95 $7,795   $4,795   $17,577 $14,727 $30,142 $27,442
$63,922  $61,522 NA       NA       $89,788  $87,538
Contrafund(R)

Portfolio: Service

Class

Fidelity VIP III     01/03/95 $6,858   $3,858   $14,059 $11,209 $23,023 $20,323
$47,892  $45,492 NA       NA       $65,616  $63,366
Growth

Opportunities

Portfolio: Service

Class

Janus Aspen Series   05/01/97 $6,705   $3,705   $18,285 $15,435 $36,281 $33,581
NA       NA      NA       NA       $53,643  $51,093
- Capital

Appreciation

Portfolio: Service

Shares

Janus Aspen Series   01/18/00 NA       NA       NA      NA      NA      NA
NA       NA      NA       NA       $5,456   $2,456
- Global Technology

Portfolio: Service

Shares

Janus Aspen Series   05/02/94 $6,954   $3,954   $19,816 $16,966 $34,691 $31,991
$75,422  $73,022 NA       NA       $123,707 $121,607
- International

Growth Portfolio:

Service Shares

NSAT Capital         04/15/92 $6,093   $3,093   $12,512 $9,662  $20,875 $18,175
$45,764  $43,364 NA       NA       $115,891 $114,091
Appreciation Fund

NSAT Dreyfus NSAT    10/31/97 $9,814   $6,814   $21,526 $18,676 $34,250 $31,550
NA       NA      NA       NA       $46,609  $44,059
Mid Cap Index Fund

NSAT Federated NSAT  10/31/97 $7,501   $4,501   $16,425 $13,575 $26,522 $23,822
NA       NA      NA       NA       $36,981  $34,431
Equity Income Fund

NSAT Federated NSAT  10/31/97 $7,645   $4,645   $15,562 $12,712 $23,846 $21,146
NA       NA      NA       NA       $34,206  $31,656
High Income Bond

Fund

NSAT Gartmore NSAT   08/30/00 NA       NA       NA      NA      NA      NA
NA       NA      NA       NA       $7,037   $4,037
Emerging Markets

Fund

NSAT Gartmore NSAT   06/30/00 NA       NA       NA      NA      NA      NA
NA       NA      NA       NA       $6,923   $3,923
Global Technology

and Communications

Fund

NSAT Gartmore NSAT   08/30/00 NA       NA       NA      NA      NA      NA
NA       NA      NA       NA       $8,118   $5,118
International
Growth Fund

                                 1 YEAR TO      2 YEARS TO       3 YEARS TO
 5 YEARS TO       10 YEARS TO      INCEPTION TO
                                  12/31/00        12/31/00         12/31/00
   12/31/00         12/31/00          12/31/00
                       FUND            CASH            CASH             CASH
        CASH             CASH              CASH
     UNDERLYING     INCEPTION  ACCUM.  SURR.   ACCUM.  SURR.   ACCUM.   SURR.
ACCUM.   SURR.   ACCUM.   SURR.    ACCUM.   SURR.
 INVESTMENT OPTIONS   DATE**   VALUE   VALUE   VALUE   VALUE   VALUE    VALUE
VALUE    VALUE   VALUE    VALUE    VALUE    VALUE
NSAT Government      11/08/82 $9,506   $6,506  $18,636 $15,786 $28,540  $25,840
$49,961  $47,561 $117,530 $115,880 $321,951 $345,951
Bond Fund

NSAT JP Morgan NSAT  10/31/97 $8,373   $5,373  $16,780 $13,930 $25,773  $23,073
NA       NA      NA       NA       $35,548  $32,998
Balanced Fund

NSAT MAS NSAT Multi  10/31/97 $8,884   $5,884  $17,817 $14,967 $26,873  $24,173
NA       NA      NA       NA       $37,320  $34,770
Sector Bond Fund

NSAT Money Market    11/10/81 $8,935   $5,935  $18,239 $15,389 $27,890  $25,190
$48,190  $45,790 $103,601 $101,951 $261,649 $287,149
Fund

NSAT Nationwide      10/31/97 $7,292   $4,292  $16,385 $13,535 $27,098  $24,398
NA       NA      NA       NA       $38,525  $35,975
Global 50 Fund

NSAT Nationwide      05/03/99 $7,032   $4,032  NA      NA      NA       NA
NA       NA      NA       NA       $22,622  $19,772
Small Cap Growth

Fund

NSAT Nationwide      10/31/97 $9,456   $6,456  $21,501 $18,651 $32,694  $29,994
NA       NA      NA       NA       $45,107  $42,557
Small Cap Value Fund

NSAT Nationwide      10/23/95 $9,241   $6,241  $22,425 $19,575 $35,379  $32,679
$69,265  $66,865 NA       NA       $86,742  $84,492
Small Company Fund

NSAT Strong NSAT     10/31/97 $7,134   $4,134  $20,581 $17,731 $35,345  $32,645
NA       NA      NA       NA       $49,279  $46,729
Mid Cap Growth Fund

NSAT Total Return    11/08/82 $8,215   $5,215  $17,003 $14,153 $27,301  $24,601
$56,364  $53,964 $174,509 $172,859 $596,711 $620,711
Fund

NSAT Turner NSAT     07/03/95 NA       NA      NA      NA      NA       NA
NA       NA      NA       NA       $5,416   $2,416
Growth Focus Fund

Neuberger Berman     11/03/97 $8,518   $5,518  $18,337 $15,487 $31,313  $28,613
NA       NA      NA       NA       $42,817  $40,267
AMT Guardian

Portfolio

Neuberger Berman     11/03/97 $7,875   $4,875  $19,811 $16,961 $36,478  $33,778
NA       NA      NA       NA       $54,783  $52,233
AMT Mid-Cap Growth

Portfolio

Neuberger Berman     03/22/94 $8,424   $5,424  $17,506 $14,656 $26,778  $24,078
$54,650  $52,250 NA       NA       $93,769  $91,669
AMT Partners

Portfolio

Oppenheimer          08/15/86 $7,618   $4,618  $21,572 $18,722 $36,679  $33,979
$73,507  $71,107 $240,179 $238,529 $484,069 $502,069
Variable Account

Funds - Oppenheimer

Aggressive Growth

Fund/VA

Oppenheimer          04/03/85 $8,460   $5,460  $20,450 $17,600 $35,045  $32,345
$76,168  $73,768 $250,290 $248,640 $573,669 $593,169
Variable Account

Funds - Oppenheimer

Capital

Appreciation Fund/VA

Oppenheimer          06/30/95 $8,925   $5,925  $23,065 $20,215 $38,836  $36,136
$80,339  $77,939 $222,586 $220,936 $239,997 $251,997
Variable Account

Funds - Oppenheimer

Global Securities

Fund/VA

Oppenheimer          07/05/95 $7,631   $4,631  $17,033 $14,183 $26,613  $23,913
$56,092  $53,692 NA       NA       $71,224  $68,974
Variable Account

Funds - Oppenheimer

Main Street Growth

& Income Fund/VA

Strong Opportunity   06/30/95 $8,982   $5,982  $21,202 $18,352 $34,726  $32,026
$71,153  $68,753 NA       NA       $177,870 $176,070
Fund II, Inc.

The Universal        06/16/97 $9,442   $6,442  $21,654 $18,804 $29,792  $27,092
NA       NA      NA       NA       $37,265  $34,715
Institutional

Funds, Inc. -

Emerging Markets

Debt Portfolio

The Universal        11/08/82 $7,833   $4,833  NA      NA      NA       NA
NA       NA      NA       NA       $19,179  $16,329
Institutional

Funds, Inc. - Mid

Cap Growth Portfolio

The Universal        07/03/95 $10,948  $7,948  $21,266 $18,416 $30,061  $27,361
$56,067  $53,667 NA       NA       $69,838  $67,588
Institutional

Funds, Inc. - US

Real Estate

Portfolio

Van Eck Worldwide    12/27/95 $4,697   $1,697  $14,762 $11,912 $20,655  $17,955
$33,152  $30,752 NA       NA       $44,300  $42,050
Insurance Trust -

Worldwide Emerging

Markets Fund

Van Eck Worldwide    09/01/89 $9,375   $6,375  $20,818 $17,968 $28,089  $25,389
$44,187  $41,787 $103,303 $101,653 $122,116 $135,616
Insurance Trust -
Worldwide Hard
Assets Fund

**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance that the underlying mutual funds would have achieved (reduced by the current asset charge and fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

The preceding table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of the current asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE COST OF INSURANCE CHARGES AND SURRENDER CHARGES.

                                  TOTAL RETURN

                                                   ANNUAL PERCENTAGE
     NON ANNUALIZED PERCENTAGE CHANGE
                                                        CHANGE

                             FUND      UNIT                                  1
MO.     1 YR.   2 YRS.    3 YRS.    5 YRS.  INCEPTION
  UNDERLYING INVESTMENT    INCEPTION  VALUES   1998     1999       2000
TO       TO       TO        TO        TO       TO
         OPTIONS             DATE**  12/31/00
12/31/00  12/31/00  12/31/00 12/31/00  12/31/00  12/31/00
American Century VP         10/30/97   13.38   26.86%   18.02%    -10.62%
1.28%   -10.62%     5.49%   33.83%       NA     44.27%
Income & Growth

American Century VP         05/01/94   16.20   18.76%   64.04%    -16.83%
5.14%   -16.83%    36.44%   62.04%  119.92%    134.44%
International

American Century VP Value   05/01/96   12.28    4.81%   -0.85%     18.14%
5.71%    18.14%    17.14%   22.77%       NA     73.81%
Dreyfus Investment          04/30/99   12.67       NA       NA     -2.00%
6.60%    -2.00%        NA       NA       NA     26.62%
Portfolios - European

Equity Portfolio: Initial

Shares

Dreyfus Socially            10/06/93   14.97   29.38%   30.08%    -11.03%
0.13%   -11.03%    15.73%   49.73%  133.13%    241.79%
Responsible Growth Fund,

Inc: Initial Shares

Dreyfus Stock Index Fund,   09/29/89   14.03   28.21%   20.60%     -9.28%
0.49%    -9.28%     9.41%   40.28%  128.54%    372.79%
Inc.: Initial Shares

Dreyfus Variable            04/05/93   14.42   30.22%   11.46%     -0.65%
-0.01%    -0.65%    10.73%   44.19%  131.81%    240.42%
Investment Fund -

Appreciation Portfolio:

Initial Shares

Federated Insurance         04/22/99   10.90       NA       NA     10.45%
2.00%    10.45%        NA       NA       NA      8.24%
Series - Federated

Quality Bond Fund II

Fidelity VIP                10/09/86   12.84   11.54%    6.25%      8.30%
4.26%     8.30%    15.08%   28.36%   87.85%    496.75%
Equity-Income Portfolio:

Service Class

Fidelity VIP Growth         10/09/86   17.02   39.38%   37.29%    -11.07%
0.23%   -11.07%    22.09%   70.17%  140.96%    763.87%
Portfolio: Service Class

Fidelity VIP High Income    09/15/85    7.99   -4.42%    8.07%    -22.61%
2.13%   -22.61%   -16.36%  -20.06%    7.18%    239.56%
Portfolio: Service Class

Fidelity VIP Overseas       01/28/87   12.97   12.64%   42.46%    -19.15%
0.25%   -19.15%    15.18%   29.74%   63.85%    207.59%
Portfolio: Service Class

Fidelity VIP II             01/03/95   15.05   29.94%   24.15%     -6.71%
3.36%    -6.71%    15.81%   50.48%  126.50%    216.24%
Contrafund(R) Portfolio:
Service Class

Fidelity VIP III Growth     01/03/95   10.74   24.51%    4.18%    -17.18%
0.80%   -17.18%   -13.71%    7.43%   65.12%    118.81%
Opportunities Portfolio:

Service Class

Janus Aspen Series -        05/01/97    8.24   58.11%   66.95%    -19.35%
2.73%   -19.35%    34.64%  112.88%       NA    169.51%
Capital Appreciation

Portfolio: Service Shares

Janus Aspen Series -        01/18/00    6.58       NA       NA         NA
-1.51%        NA        NA       NA       NA    -34.11%
Global Technology

Portfolio: Service Shares

Janus Aspen Series -        05/02/94    8.27   17.24%   82.31%    -16.97%
0.89%   -16.97%    51.38%   77.48%  183.19%    238.98%
International Growth

Portfolio: Service Shares

NSAT Capital Appreciation   04/15/92    9.96   29.96%    4.28%    -26.53%
-2.25%   -26.53%   -23.39%   -0.43%   68.91%    151.05%
Fund

NSAT Dreyfus NSAT Mid Cap   10/31/97   15.44   10.81%   20.92%     15.21%
7.36%    15.21%    39.31%   54.37%       NA     53.81%
Index Fund

NSAT Federated NSAT         10/31/97   12.19   15.13%   18.49%    -10.62%
2.38%   -10.62%     5.90%   21.93%       NA     24.09%
Equity Income Fund

NSAT Federated NSAT High    10/31/97   10.01    5.80%    3.19%     -8.28%
3.01%    -8.28%    -5.35%    0.14%       NA      2.42%
Income Bond Fund

NSAT Gartmore NSAT          08/30/00    8.71       NA       NA         NA
3.30%        NA        NA       NA       NA    -24.83%
Emerging Markets Fund

NSAT Gartmore NSAT Global   06/30/00    6.02       NA       NA         NA
-0.87%        NA        NA       NA       NA    -24.96%
Technology and

Communications Fund

NSAT Gartmore NSAT          08/30/00    9.25       NA       NA         NA
4.10%        NA        NA       NA       NA    -13.70%
International Growth Fund

NSAT Government Bond Fund   11/08/82   11.97    8.91%   -2.35%     12.54%
1.89%    12.54%     9.90%   19.69%   35.83%    365.31%
NSAT JP Morgan NSAT         10/31/97   10.86    8.07%    0.87%     -0.35%
1.28%    -0.35%     0.51%    8.62%       NA     10.21%
Balanced Fund

NSAT MAS NSAT Multi         10/31/97   11.01    2.60%    1.56%      5.65%
3.41%     5.65%     7.30%   10.09%       NA     11.23%
Sector Bond Fund

NSAT Money Market Fund      11/10/81   11.70    5.27%    4.85%      6.03%
0.52%     6.03%    11.17%   17.03%   29.51%    251.64%
NSAT Nationwide Global 50   10/31/97   12.84   19.14%   22.92%    -12.32%
3.21%   -12.32%     7.78%   28.41%       NA     29.91%
Fund

NSAT Nationwide Small Cap   05/03/99   17.19       NA       NA    -16.17%
7.27%   -16.17%        NA       NA       NA     71.86%
Growth Fund

NSAT Nationwide Small Cap   10/31/97   13.78   -3.06%   27.84%     11.20%
7.53%    11.20%    42.15%   37.80%       NA     35.58%
Value Fund

NSAT Nationwide Small       10/23/95   15.84    1.01%   44.02%      8.90%
9.13%     8.90%    56.83%   58.42%  128.34%    161.16%
Company Fund

NSAT Strong NSAT Mid Cap    10/31/97   17.92   14.59%   84.75%    -15.38%
13.44%   -15.38%    56.34%   79.16%       NA     83.09%
Growth Fund

NSAT Total Return Fund      11/08/82   12.36   18.07%    6.94%     -2.12%
0.61%    -2.12%     4.67%   23.59%   94.91%   1106.41%
NSAT Turner NSAT Growth     07/03/95    6.34       NA       NA         NA
-0.50%        NA        NA       NA       NA    -40.30%
Focus Fund

Neuberger Berman AMT        11/03/97   15.30   31.67%   14.93%      1.13%
3.17%     1.13%    16.23%   53.04%       NA     61.00%
Guardian Portfolio

Neuberger Berman AMT        11/03/97   19.84   39.28%   53.89%     -7.46%
6.79%    -7.46%    42.41%   98.35%       NA    132.47%
Mid-Cap Growth Portfolio

Neuberger Berman AMT        03/22/94   11.27    4.21%    7.37%      0.70%
5.89%     0.70%     8.12%   12.67%   91.61%    155.48%
Partners Portfolio

Oppenheimer Variable        08/15/86   18.31   12.36%   83.60%    -11.24%
2.67%   -11.24%    62.97%   83.11%  145.85%    826.36%
Account Funds -

Oppenheimer Aggressive

Growth Fund/VA

Oppenheimer Variable        04/03/85   17.52   24.00%   41.66%     -0.23%
3.26%    -0.23%    41.33%   75.25%  177.99%    992.62%
Account Funds -

Oppenheimer Capital

Appreciation Fund/VA

Oppenheimer Variable        06/30/95    9.60   14.10%   58.48%      5.09%
5.53%     5.09%    66.55%   90.04%  174.06%    333.84%
Account Funds -

Oppenheimer Global
Securities Fund/VA

                                      ANNUALIZED
                                   PERCENTAGE CHANGE
                              3 YRS.    5 TRS.    INCEPTION
  UNDERLYING INVESTMENT        TO         TO          TO
         OPTIONS             12/31/00   12/31/00   12/31/00
American Century VP           10.20%        NA       12.26%
Income & Growth
American Century VP           17.45%    17.07%       13.64%
International
American Century VP Value     7.08%         NA       12.58%
Dreyfus Investment               NA         NA       15.21%
Portfolios - European
Equity Portfolio: Initial
Shares
Dreyfus Socially              14.40%    18.45%       18.52%
Responsible Growth Fund,
Inc: Initial Shares
Dreyfus Stock Index Fund,     11.94%    17.98%       14.80%
Inc.: Initial Shares
Dreyfus Variable              12.97%    18.31%       17.16%
Investment Fund -
Appreciation Portfolio:
Initial Shares
Federated Insurance              NA         NA        4.80%
Series - Federated
Quality Bond Fund II
Fidelity VIP                  8.68%     13.44%       13.38%
Equity-Income Portfolio:
Service Class
Fidelity VIP Growth           19.39%    19.23%       16.37%
Portfolio: Service Class
Fidelity VIP High Income      -7.19%     1.40%        8.33%
Portfolio: Service Class
Fidelity VIP Overseas         9.07%     10.38%        8.40%
Portfolio: Service Class
Fidelity VIP II               14.59%    17.76%       21.18%
Contrafund(R) Portfolio:
Service Class
Fidelity VIP III Growth       2.42%     10.55%       13.96%
Opportunities Portfolio:
Service Class
Janus Aspen Series -          28.64%        NA       31.07%
Capital Appreciation
Portfolio: Service Shares
Janus Aspen Series -             NA         NA           NA
Global Technology
Portfolio: Service Shares
Janus Aspen Series -          21.07%    23.14%       20.11%
International Growth
Portfolio: Service Shares
NSAT Capital Appreciation     -0.15%    11.05%       11.15%
Fund
NSAT Dreyfus NSAT Mid Cap     15.57%        NA       14.56%
Index Fund
NSAT Federated NSAT           6.83%         NA        7.05%
Equity Income Fund
NSAT Federated NSAT High      0.05%         NA        0.76%
Income Bond Fund
NSAT Gartmore NSAT               NA         NA           NA
Emerging Markets Fund
NSAT Gartmore NSAT Global        NA         NA           NA
Technology and
Communications Fund
NSAT Gartmore NSAT               NA         NA           NA
International Growth Fund
NSAT Government Bond Fund     6.17%      6.32%        8.84%
NSAT JP Morgan NSAT           2.80%         NA        3.12%
Balanced Fund
NSAT MAS NSAT Multi           3.26%         NA        3.42%
Sector Bond Fund
NSAT Money Market Fund        5.38%      5.31%        6.79%
NSAT Nationwide Global 50     8.69%         NA        8.62%
Fund
NSAT Nationwide Small Cap        NA         NA       38.61%
Growth Fund
NSAT Nationwide Small Cap     11.28%        NA       10.09%
Value Fund
NSAT Nationwide Small         16.57%    17.95%       20.33%
Company Fund
NSAT Strong NSAT Mid Cap      21.45%        NA       21.04%
Growth Fund
NSAT Total Return Fund        7.32%     14.28%       14.71%
NSAT Turner NSAT Growth          NA         NA           NA
Focus Fund
Neuberger Berman AMT          15.24%        NA       16.27%
Guardian Portfolio
Neuberger Berman AMT          25.65%        NA       30.62%
Mid-Cap Growth Portfolio
Neuberger Berman AMT          4.06%     13.89%       14.85%
Partners Portfolio
Oppenheimer Variable          22.34%    19.71%       16.75%
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA
Oppenheimer Variable          20.56%    22.69%       16.40%
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA
Oppenheimer Variable          23.86%    22.34%       15.58%
Account Funds -
Oppenheimer Global
Securities Fund/VA

                                                   ANNUAL PERCENTAGE
     NON ANNUALIZED PERCENTAGE CHANGE
                                                        CHANGE

                             FUND      UNIT                                  1
MO.     1 YR.   2 YRS.    3 YRS.    5 YRS.  INCEPTION
  UNDERLYING INVESTMENT    INCEPTION  VALUES   1998     1999       2000
TO       TO       TO        TO        TO       TO
         OPTIONS             DATE**  12/31/00
12/31/00  12/31/00  12/31/00 12/31/00  12/31/00  12/31/00
Oppenheimer Variable       07/05/95   11.62     4.70%   21.71%   -8.78%
2.16%   -8.78%     11.03%   16.25%    104.07%  155.61%
Account Funds -

Oppenheimer Main Street

Growth & Income Fund/VA

Strong Opportunity Fund    06/30/95    9.85    13.54%   34.91%    6.35%
6.85%    6.35%     43.48%   62.91%    141.47%  357.67%
II, Inc.

The Universal              06/16/97   10.32   -28.38%   29.37%   11.39%
3.31%   11.39%     44.11%    3.21%        NA     4.01%
Institutional Funds, Inc.

- Emerging Markets Debt

Portfolio

The Universal              11/08/82    8.69        NA       NA   -7.33%
7.58%   -7.33%         NA       NA        NA    28.25%
Institutional Funds, Inc.

- Mid Cap Growth Portfolio

The Universal              07/03/95   10.94   -11.62%   -3.37%   28.06%
6.00%   28.06%     23.74%    9.36%    86.69%   102.27%
Institutional Funds, Inc.

- US Real Estate Portfolio

Van Eck Worldwide          12/27/95    7.67   -34.13%  100.28%  -41.87%
-2.47%   -41.87%    16.43%  -23.31%    -14.02%  -14.88%
Insurance Trust -

Worldwide Emerging

Markets Fund

Van Eck Worldwide          09/01/89    9.31   -30.97%   21.00%   11.40%
11.97%   11.40%     34.80%   -6.95%     8.02%    63.62%
Insurance Trust -

Worldwide Hard Assets Fund

                                      ANNUALIZED
                                   PERCENTAGE CHANGE
                              3 YRS.    5 TRS.    INCEPTION
  UNDERLYING INVESTMENT        TO         TO          TO
         OPTIONS             12/31/00   12/31/00   12/31/00
Oppenheimer Variable          5.15%      15.33%     18.65%
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
Strong Opportunity Fund       17.67%     19.28%     19.24%
II, Inc.
The Universal                 1.06%          NA      1.12%
Institutional Funds, Inc.
- Emerging Markets Debt
Portfolio
The Universal                    NA          NA     23.01%
Institutional Funds, Inc.
- Mid Cap Growth Portfolio
The Universal                 3.03%      13.30%     13.69%
Institutional Funds, Inc.
- US Real Estate Portfolio
Van Eck Worldwide             -8.46%     -2.98%     -3.15%
Insurance Trust -
Worldwide Emerging
Markets Fund
Van Eck Worldwide             -2.37%      1.55%      4.44%
Insurance Trust -
Worldwide Hard Assets Fund

**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance that the underlying mutual funds would have achieved (reduced by the current asset charge and fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

The preceding table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of the current asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE COST OF INSURANCE CHARGES AND SURRENDER CHARGES.

--------------------------------------------------------------------------------


                          Independent Auditors' Report
                          ----------------------------



The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide VLI Separate Account-4:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended and for the period February 18, 1998 (commencement of operations) through December 31, 1998, and the financial highlights for each of the years in the two year period then ended and for the period February 18, 1998 (commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended and for the period February 18, 1998 (commencement of operations) through December 31, 1998, and the finan- cial highlights for each of the years in the two year period then ended and for the period February 18, 1998 (commencement of operations) through December 31, 1998, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001


--------------------------------------------------------------------------------

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000

ASSETS:
   Investments at fair value:

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         3,520,844 shares (cost $26,492,915)
 ...............................................   $  25,033,199

      American Century VP - American Century VP International (ACVPInt)
         4,327,440 shares (cost $50,107,521)
 ...............................................      44,269,706

      American Century VP - American Century VP Value (ACVPValue)
         1,110,522 shares (cost $6,655,647)
 ................................................       7,407,179

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)
         478,283 shares (cost $17,868,978)
 .................................................      16,486,409

      Dreyfus Stock Index Fund (DryStkIx)
         6,822,189 shares (cost $247,280,744)
 ..............................................     231,954,425

      Dreyfus IP - European Equity Portfolio (DryEuroEq)
         97,382 shares (cost $1,422,509)
 ...................................................       1,458,779

      Dreyfus VIF - Appreciation Portfolio (DryVApp)
         829,567 shares (cost $32,580,787)
 .................................................      32,278,459

      Federated Insurance Series - Quality Bond Fund II (FedQualBd2)
         4,888,937 shares (cost $49,393,596)
 ...............................................      52,409,408

      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVEqInS)
         1,123,826 shares (cost $26,958,864)
 ...............................................      28,601,378

      Fidelity VIP - Growth Portfolio - Service Class (FidVGrS)
         2,288,448 shares (cost $112,282,101)
 ..............................................      99,547,490

      Fidelity VIP - High Income Portfolio - Service Class (FidVHiInS)
         1,742,262 shares (cost $17,700,937)
 ...............................................      14,199,438

      Fidelity VIP - Overseas Portfolio - Service Class (FidVOvSeS)
         1,219,554 shares (cost $26,879,872)
 ...............................................      24,317,914

      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVConS)
         2,001,473 shares (cost $50,647,030)
 ...............................................      47,374,866

      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class
(FidVGrOpS)
         800,720 shares (cost $16,998,621)
 .................................................      14,172,737

      Gartmore NSAT - Emerging Markets Fund (NSATEmMGM)
         2,782 shares (cost $20,588)
 .......................................................          20,895

      Gartmore NSAT - Global Technology & Communications Fund (NSATGTecGM)
         75,628 shares (cost $751,824)
 .....................................................         555,867

      Gartmore NSAT - International Growth Fund (NSATIntGGM)
         2,891 shares (cost $24,686)
 .......................................................          24,946

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

      Janus Aspen Series - Capital Appreciation Portfolio - Service Shares
(JanACapApS)
         835,840 shares (cost $25,584,669)
 .................................................      22,183,187

      Janus Aspen Series - Global Technology Portfolio - Service Shares
(JanAGlTchS)
         2,391,105 shares (cost $21,271,695)
 ...............................................      15,661,738

      Janus Aspen Series - International Growth Portfolio - Service Shares
(JanAIntGrS)
         607,844 shares (cost $21,433,733)
 .................................................      18,624,342

      Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBalJPM)
         679,412 shares (cost $7,039,214)
 ..................................................       6,787,329

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         1,479,309 shares (cost $34,225,912)
 ...............................................      21,716,260

      Nationwide SAT - Equity Income Fund - Federated (NSATEqIFED)
         180,950 shares (cost $2,405,433)
 ..................................................       2,169,595

      Nationwide SAT - Global 50 Fund (NSATGlob50)
         2,316,205 shares (cost $30,284,783)
 ...............................................      26,983,784

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         4,350,728 shares (cost $48,110,219)
 ...............................................      49,772,326

      Nationwide SAT - High Income Bond Fund - Federated (NSATHiIFED)
         1,949,660 shares (cost $17,083,991)
 ...............................................      15,363,317

      Nationwide SAT - Mid Cap Growth Fund - Strong (NSATMCpSTR)
         1,663,974 shares (cost $34,257,943)
 ...............................................      27,671,892

      Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMCIxDR)
         494,827 shares (cost $6,960,647)
 ..................................................       6,704,912

      Nationwide SAT - Money Market Fund (NSATMMkt)
         232,950,632 shares (cost $232,950,632)
 ............................................     232,950,632

      Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMBdMAS)
         2,835,859 shares (cost $26,553,198)
 ...............................................      26,316,776

      Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
         433,027 shares (cost $7,290,920)
 ..................................................       7,032,358

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         1,751,521 shares (cost $17,697,372)
 ...............................................      15,238,231

      Nationwide SAT - Small Company Fund (NSATSmCo)
         2,150,419 shares (cost $46,873,187)
 ...............................................      43,008,379

      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         122,367 shares (cost $1,221,340)
 ..................................................       1,228,560

      Nationwide SAT - Total Return Fund (NSATTotRtn)
         2,841,975 shares (cost $46,180,109)
 ...............................................      33,080,588

      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         341,544 shares (cost $5,466,763)
 ..................................................       5,440,792

      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         1,637,648 shares (cost $43,888,979)
 ...............................................      36,814,318

      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         601,581 shares (cost $10,164,616)
 .................................................       9,727,567

      Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA)
         805,091 shares (cost $73,635,576)
 ................................................................      56,976,278

      Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
         966,962 shares (cost $47,676,455)
 ................................................................      45,089,423

      Oppenheimer Global Securities Fund/VA (OppGlSecVA)
         132,214 shares (cost $3,939,556)
 .................................................................
4,010,040

      Oppenheimer Main Street Growth & Income Fund/VA (OppMGrInVA)
         981,886 shares (cost $22,848,695)
 ................................................................      20,874,887

      Strong Opportunity Fund II, Inc. (StOpp2)
         211,464 shares (cost $5,540,840)
 .................................................................
5,062,438

      Turner NSAT - Growth Focus Fund (NSATGFocTU)
         13,155 shares (cost $82,744)
 .....................................................................
78,534

      The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio
((MSUEmMkt)
      (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
        216,626 shares (cost $1,602,945)
 ..................................................................
1,496,887

      The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio
(MSUMCapGr)
      (formerly Morgan Stanley - Mid Cap Growth Portfolio)
        68,097 shares (cost $939,349)
 .....................................................................
840,998

      The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio
(MSUUSRealE)
      (formerly Van Kampen American Capital - Morgan Stanley U.S. Real Estate
Portfolio)
        437,348 shares (cost $4,980,785)
 ..................................................................
5,033,881

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt)
         435,385 shares (cost $4,582,831)
 .................................................................
3,609,340

      Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)
         109,063 shares (cost $1,275,365)
 .................................................................
1,316,394

      Warburg Pincus Trust - Global Post Venture Capital Portfolio (WPTGloPVC)
         191,645 shares (cost $2,340,455)
 .................................................................
2,431,981

      Warburg Pincus Trust - International Equity Portfolio (WPTIntEq)
         225,970 shares (cost $3,107,770)
 .................................................................
2,424,657

      Warburg Pincus Trust - Value Portfolio (WPTValue)
         81,531 shares (cost $1,588,695)
 ..................................................................
1,110,451

                               -----------
            Total
investments.....................................................................
 .........   1,414,946,167

   Accounts receivable
 ................................................................................
 ....          -

                               -----------
            Total assets
 ................................................................................
 ..   1,414,946,167

ACCOUNTS
PAYABLE.........................................................................
 ..................          53,726

                               -----------
CONTRACT OWNERS' EQUITY (NOTE 7)
 .......................................................................... $
1,414,892,441

                               ===========

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998





                                                                       Total
                                    ACVPincGr

------------------------------------------- -------------------------------
                                                         2000           1999
       1998              2000          1999
                                                   -------------   -------------
  -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $  21,039,631       6,784,764
        795,996          89,434             345
  Mortality and expense risk charges (note 3) ...     (1,473,980)
(382,102)         (7,523)        (33,218)         (4,870)
                                                   -------------   -------------
  -------------   -------------   -------------
    Net investment income .......................     19,565,651       6,402,662
        788,473          56,216          (4,525)
                                                   -------------   -------------
  -------------   -------------   -------------

    Proceeds from mutual funds shares sold ......    537,305,272     201,999,339
     61,803,110       4,190,922       4,238,041
    Cost of mutual fund shares sold .............   (520,733,854)
(195,191,587)    (62,074,770)     (4,127,013)     (3,971,748)
                                                   -------------   -------------
  -------------   -------------   -------------
    Realized gain (loss) on investment ..........     16,571,418       6,807,752
       (271,660)         63,909         266,293
  Change in unrealized gain (loss)
    on investments ..............................   (178,984,942)     42,568,531
      6,208,890      (2,277,235)        692,513
                                                   -------------   -------------
  -------------   -------------   -------------
    Net gain (loss) on investments ..............   (162,413,524)     49,376,283
      5,937,230      (2,213,326)        958,806
                                                   -------------   -------------
  -------------   -------------   -------------
  Reinvested capital gains ......................     50,385,356       6,941,880
        597,466            --              --
                                                   -------------   -------------
  -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $ (92,462,517)     62,720,825
      7,323,169      (2,157,110)        954,281
                                                   =============   =============
  =============   =============   =============



                                                        ACVPincGr
           ACVPint
                                                   ---------------
---------------------------------------------
                                                          1998             2000
           1999              1998
                                                     -------------
-------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $       5,125
29,817            --               355
  Mortality and expense risk charges (note 3) ...              (86)
(43,822)         (3,029)           (173)
                                                     -------------
-------------   -------------   -------------
    Net investment income .......................            5,039
(14,005)         (3,029)            182
                                                     -------------
-------------   -------------   -------------

    Proceeds from mutual funds shares sold ......           60,422
11,287,808       2,517,615         613,620
    Cost of mutual fund shares sold .............          (58,667)
(8,439,891)     (1,889,551)       (614,510)
                                                     -------------
-------------   -------------   -------------
    Realized gain (loss) on investment ..........            1,755
2,847,917         628,064            (890)
  Change in unrealized gain (loss)
    on investments ..............................          125,007
(10,029,310)      4,031,727         159,768
                                                     -------------
-------------   -------------   -------------
    Net gain (loss) on investments ..............          126,762
(7,181,393)      4,659,791         158,878
                                                     -------------
-------------   -------------   -------------
  Reinvested capital gains ......................             --
445,800            --             3,644
                                                     -------------
-------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $     131,801
(6,749,598)      4,656,762         162,704
                                                     =============
=============   =============   =============





ACVPValue                                   DrySRGr

----------------------------------------------  --------------------------------
                                                         2000           1999
       1998           2000            1999
                                                   -------------   -------------
  -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $      29,260           9,053
            169         133,052           1,039
  Mortality and expense risk charges (note 3) ...         (2,491)
(698)            (44)         (5,466)           (849)
                                                   -------------   -------------
  -------------   -------------   -------------
    Net investment income .......................         26,769           8,355
            125         127,586             190
                                                   -------------   -------------
  -------------   -------------   -------------

  Proceeds from mutual funds shares sold ........      5,835,158       1,027,473
        216,392       1,524,094         620,665
  Cost of mutual fund shares sold ...............     (5,829,916)
(1,065,502)       (220,562)     (1,237,290)       (483,300)
                                                   -------------   -------------
  -------------   -------------   -------------
    Realized gain (loss) on investments .........  $       5,242
(38,029)         (4,170)        286,804         137,365
  Change in unrealized gain (loss)
    on investments ..............................        865,295
(142,040)         28,277      (2,392,732)        901,808
                                                   -------------   -------------
  -------------   -------------   -------------
    Net gain (loss) on investments ..............        870,537
(180,069)         24,107      (2,105,928)      1,039,173
                                                   -------------   -------------
  -------------   -------------   -------------
  Reinvested capital gains ......................         74,870          85,768
          1,997            --           279,678
                                                   -------------   -------------
  -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $     972,176
(85,946)         26,229      (1,978,342)      1,319,041
                                                   =============   =============
  =============   =============   =============


                                                     DrySRGr
DryStkix
                                                  -----------
----------------------------------------------
                                                    1998           2000
  1999           1998
                                                  ------------   -------------
-------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $     2,114       1,776,028
      694,199          64,671
  Mortality and expense risk charges (note 3) ...          (96)       (301,447)
      (80,224)         (1,001)
                                                  ------------   -------------
-------------   -------------
    Net investment income .......................        2,018       1,474,581
      613,975          63,670
                                                  ------------   -------------
-------------   -------------

  Proceeds from mutual funds shares sold ........      292,403      17,394,755
    3,651,059       2,855,607
  Cost of mutual fund shares sold ...............     (279,293)    (13,809,069)
   (3,038,322)     (2,928,820)
                                                  ------------   -------------
-------------   -------------
    Realized gain (loss) on investments .........       13,110       3,585,686
      612,737         (73,213)
  Change in unrealized gain (loss)
    on investments ..............................      108,355     (27,898,576)
   11,117,238       1,455,019
                                                  ------------   -------------
-------------   -------------
    Net gain (loss) on investments ..............      121,465     (24,312,890)
   11,729,975       1,381,806
                                                  ------------   -------------
-------------   -------------
  Reinvested capital gains ......................       47,900       3,654,055
      672,634          12,311
                                                  ------------   -------------
-------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $   171,383     (19,184,254)
   13,016,584       1,457,787
                                                  ============   =============
=============   =============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998




                                                                      DryEuroEq
                                 DryVApp

----------------------------------------  -------------------------------
                                                        2000           1999
      1998         2000            1999
                                                    -----------    -----------
 -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     3,040            266
        --          209,082        102,225
  Mortality and expense risk charges (note 3) ...          (647)          --
        --          (61,134)       (19,902)
                                                    -----------    -----------
 -----------    -----------    -----------
    Net investment income .......................         2,393            266
        --          147,948         82,323
                                                    -----------    -----------
 -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     4,915,237          9,724
        --        5,802,885      6,596,135
  Cost of mutual fund shares sold ...............    (4,976,743)        (9,364)
        --       (5,449,137)    (6,226,765)
                                                    -----------    -----------
 -----------    -----------    -----------
    Realized gain (loss) on investments .........       (61,506)           360
        --          353,748        369,370
  Change in unrealized gain (loss)
    on investments ..............................        26,273          9,997
        --       (1,102,409)       649,339
                                                    -----------    -----------
 -----------    -----------    -----------
    Net gain (loss) on investments ..............       (35,233)        10,357
        --         (748,661)     1,018,709
                                                    -----------    -----------
 -----------    -----------    -----------
  Reinvested capital gains ......................        39,799          1,251
        --          355,671         68,742
                                                    -----------    -----------
 -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $     6,959         11,874
        --         (245,042)     1,169,774
                                                    ===========    ===========
 ===========    ===========    ===========


                                                       DryVApp
      FedQualBd2
                                                    -------------
----------------------------------------
                                                          1998           2000
        1999           1998
                                                      -----------    -----------
   -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $     7,616        284,124
          --             --
  Mortality and expense risk charges (note 3) ...            (108)
(36,034)        (3,162)          --
                                                      -----------    -----------
   -----------    -----------
    Net investment income .......................           7,508        248,090
        (3,162)          --
                                                      -----------    -----------
   -----------    -----------

  Proceeds from mutual funds shares sold ........         191,690      5,070,565
       193,269           --
  Cost of mutual fund shares sold ...............        (192,584)
(4,943,810)      (195,176)          --
                                                      -----------    -----------
   -----------    -----------
    Realized gain (loss) on investments .........            (894)       126,755
        (1,907)          --
  Change in unrealized gain (loss)
    on investments ..............................         150,742      2,975,611
        40,201           --
                                                      -----------    -----------
   -----------    -----------
    Net gain (loss) on investments ..............         149,848      3,102,366
        38,294           --
                                                      -----------    -----------
   -----------    -----------
  Reinvested capital gains ......................            --             --
          --             --
                                                      -----------    -----------
   -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     $   157,356      3,350,456
        35,132           --
                                                      ===========    ===========
   ===========    ===========




                                                                     FidVEqinS
                          FidVGrS

----------------------------------------  ------------------------------
                                                        2000           1999
      1998         2000            1999
                                                    -----------    -----------
 -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   275,597         97,065
        --           46,538          8,639
  Mortality and expense risk charges (note 3) ...       (12,713)        (3,265)
        (402)      (106,544)       (12,917)
                                                    -----------    -----------
 -----------    -----------    -----------
    Net investment income .......................       262,884         93,800
        (402)       (60,006)        (4,278)
                                                    -----------    -----------
 -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     8,769,366      2,794,623
   1,186,510      8,193,032      1,070,026
  Cost of mutual fund shares sold ...............    (9,316,337)    (2,491,032)
  (1,221,597)    (6,947,939)      (923,816)
                                                    -----------    -----------
 -----------    -----------    -----------
    Realized gain (loss) on investments .........      (546,971)       303,591
     (35,087)     1,245,093        146,210
  Change in unrealized gain (loss)
    on investments ..............................     1,470,791       (277,459)
     449,182    (19,309,179)     6,093,883
                                                    -----------    -----------
 -----------    -----------    -----------
    Net gain (loss) on investments ..............       923,820         26,132
     414,095    (18,064,086)     6,240,093
                                                    -----------    -----------
 -----------    -----------    -----------
  Reinvested capital gains ......................     1,063,019        214,564
        --        5,556,689        543,154
                                                    -----------    -----------
 -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ 2,249,723        334,496
     413,693    (12,567,403)     6,778,969
                                                    ===========    ===========
 ===========    ===========    ===========


                                                        FidVGrS
                    FidVHiInS
                                                     -------------
----------------------------------------
                                                          1998           2000
        1999           1998
                                                      -----------    -----------
   -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $      --          711,532
       364,862           --
  Mortality and expense risk charges (note 3) ...            (249)
(21,719)        (1,521)          (245)
                                                      -----------    -----------
   -----------    -----------
    Net investment income .......................            (249)       689,813
       363,341           (245)
                                                      -----------    -----------
   -----------    -----------

  Proceeds from mutual funds shares sold ........         759,197      5,669,988
       926,716        848,212
  Cost of mutual fund shares sold ...............        (750,697)
(6,842,047)    (1,041,180)      (901,996)
                                                      -----------    -----------
   -----------    -----------
    Realized gain (loss) on investments .........           8,500
(1,172,059)      (114,464)       (53,784)
  Change in unrealized gain (loss)
    on investments ..............................         480,684
(3,641,858)       103,063         37,295
                                                      -----------    -----------
   -----------    -----------
    Net gain (loss) on investments ..............         489,184
(4,813,917)       (11,401)       (16,489)
                                                      -----------    -----------
   -----------    -----------
  Reinvested capital gains ......................            --             --
        13,640           --
                                                      -----------    -----------
   -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     $   488,935
(4,124,104)       365,580        (16,734)
                                                      ===========    ===========
   ===========    ===========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                    FidVOvSeS
                                      FidVConS

-------------------------------------------    --------------------------------
                                                        2000           1999
       1998            2000            1999
                                                    ------------    ------------
   ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    217,766          21,110
           --            93,712          26,713
  Mortality and expense risk charges (note 3) ...        (49,878)
(9,859)            (75)        (27,798)         (4,360)
                                                    ------------    ------------
   ------------    ------------    ------------
    Net investment income .......................        167,888          11,251
            (75)         65,914          22,353
                                                    ------------    ------------
   ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........     23,478,026       7,592,272
        528,529       2,681,172       1,218,202
  Cost of mutual fund shares sold ...............    (25,243,216)
(6,861,807)       (553,402)     (2,152,820)     (1,003,352)
                                                    ------------    ------------
   ------------    ------------    ------------
    Realized gain (loss) on investments .........     (1,765,190)        730,465
        (24,873)        528,352         214,850
  Change in unrealized gain (loss)
    on investments ..............................     (4,479,931)      1,849,661
         68,313      (6,926,956)      3,006,379
                                                    ------------    ------------
   ------------    ------------    ------------
    Net gain (loss) on investments ..............   $  (6,245,121)
2,580,126          43,440      (6,398,604)      3,221,229
                                                    ------------    ------------
   ------------    ------------    ------------
  Reinvested capital gains ......................      1,409,432          34,048
           --         3,401,735         195,897
                                                    ------------    ------------
   ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ (4,667,801)      2,625,425
         43,365      (2,930,955)      3,439,479
                                                    ============    ============
   ============    ============    ============

                                                  FidVConS
FidVGrOpS
                                              --------------
-----------------------------------------
                                                  1998          2000
1999            1998
                                              ------------  ------------
------------  ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................   $        --         125,878
  28,246           --
  Mortality and expense risk
   charges (note 3) .......................           (330)      (11,570)
 (3,130)          (168)
                                              ------------  ------------
------------   ------------
    Net investment income .................           (330)      114,308
 25,116           (168)
                                              ------------  ------------
------------   ------------

  Proceeds from mutual funds shares sold ..        974,276     2,790,417
613,535        309,151
  Cost of mutual fund shares sold .........       (947,452)   (2,995,674)
(559,981)      (296,203)
                                              ------------  ------------
------------   ------------
    Realized gain (loss) on investments ...         26,824      (205,257)
 53,554         12,948
  Change in unrealized gain (loss)
    on investments ........................        648,413    (3,225,818)
137,134        262,800
                                              ------------  ------------
------------   ------------
    Net gain (loss) on investments ........        675,237    (3,431,075)
190,688        275,748
                                              ------------  ------------
------------   ------------
  Reinvested capital gains ................           --         662,022
 55,207           --
                                              ------------  ------------
------------   ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................   $    674,907    (2,654,745)
271,011        275,580
                                              ============  ============
============   ============



                                                                     NSATEmMGM
                                    NSATGTecGM

-------------------------------------------    --------------------------------
                                                        2000           1999
       1998            2000            1999
                                                    ------------    ------------
   ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --              --
           --              --              --
  Mortality and expense risk charges (note 3) ...           --              --
           --              --              --
                                                    ------------    ------------
   ------------    ------------    ------------
    Net investment income .......................           --              --
           --              --              --
                                                    ------------    ------------
   ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........        641,425            --
           --             9,643            --
  Cost of mutual fund shares sold ...............       (644,443)           --
           --           (14,069)           --
                                                    ------------    ------------
   ------------    ------------    ------------
    Realized gain (loss) on investments .........         (3,018)           --
           --            (4,426)           --
  Change in unrealized gain (loss)
    on investments ..............................            336            --
           --          (195,957)           --
                                                    ------------    ------------
   ------------    ------------    ------------
    Net gain (loss) on investments ..............         (2,682)           --
           --          (200,383)           --
                                                    ------------    ------------
   ------------    ------------    ------------
  Reinvested capital gains ......................           --              --
           --            10,013            --
                                                    ------------    ------------
   ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $     (2,682)           --
           --          (190,370)           --
                                                    ============    ============
   ============    ============    ============

                                                      NSATGTecGM
    NSATIntGGm
                                                    ------------
---------------------------------------------
                                                        1998            2000
       1999              1998
                                                    ------------    ------------
   ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $        --              --
            --              --
  Mortality and expense risk charges (note 3) ...           --              --
           --              --
                                                    ------------    ------------
   ------------    ------------
    Net investment income .......................           --              --
           --              --
                                                    ------------    ------------
   ------------    ------------

  Proceeds from mutual funds shares sold ........           --           355,202
           --              --
  Cost of mutual fund shares sold ...............           --
(354,541)           --              --
                                                    ------------    ------------
   ------------    ------------
    Realized gain (loss) on investments .........           --               661
           --              --
  Change in unrealized gain (loss)
    on investments ..............................           --               260
           --              --
                                                    ------------    ------------
   ------------    ------------
    Net gain (loss) on investments ..............           --               921
           --              --
                                                    ------------    ------------
   ------------    ------------
  Reinvested capital gains ......................           --              --
           --              --
                                                    ------------    ------------
   ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $        --
921            --              --
                                                    ============    ============
   ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                   JanACapApS
                              JanAGlTchS

----------------------------------------     ----------------------------
                                                       2000           1999
     1998           2000            1999
                                                    -----------    -----------
 -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   135,185           --
        --           94,337           --
  Mortality and expense risk charges (note 3) ...        (5,130)          --
        --           (5,864)          --
                                                    -----------    -----------
 -----------    -----------    -----------
    Net investment income .......................       130,055           --
        --           88,473           --
                                                    -----------    -----------
 -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     2,667,595           --
        --        6,627,712           --
  Cost of mutual fund shares sold ...............    (3,199,056)          --
        --       (8,282,161)          --
                                                    -----------    -----------
 -----------    -----------    -----------
    Realized gain (loss) on investments .........      (531,461)          --
        --       (1,654,449)          --
  Change in unrealized gain (loss)
    on investments ..............................    (3,401,482)          --
        --       (5,609,957)          --
                                                    -----------    -----------
 -----------    -----------    -----------
    Net gain (loss) on investments ..............    (3,932,943)          --
        --       (7,264,406)          --
                                                    -----------    -----------
 -----------    -----------    -----------
  Reinvested capital gains ......................          --             --
        --             --             --
                                                    -----------    -----------
 -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(3,802,888)          --
        --       (7,175,933)          --
                                                    ===========    ===========
 ===========    ===========    ===========

                                                     JanAGlTchS
     JanAintGrS
                                                    --------------
----------------------------------------
                                                            1998           2000
        1999           1998
                                                       -----------
-----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      $      --
482,954           --             --
  Mortality and expense risk charges (note 3) ...             --
(5,407)          --             --
                                                       -----------
-----------    -----------    -----------
    Net investment income .......................             --
477,547           --             --
                                                       -----------
-----------    -----------    -----------

  Proceeds from mutual funds shares sold ........             --
8,802,259           --             --
  Cost of mutual fund shares sold ...............             --
(10,182,763)          --             --
                                                       -----------
-----------    -----------    -----------
    Realized gain (loss) on investments .........             --
(1,380,504)          --             --
  Change in unrealized gain (loss)
    on investments ..............................             --
(2,809,392)          --             --
                                                       -----------
-----------    -----------    -----------
    Net gain (loss) on investments ..............             --
(4,189,896)          --             --
                                                       -----------
-----------    -----------    -----------
  Reinvested capital gains ......................             --             --
           --             --
                                                       -----------
-----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      $      --
(3,712,349)          --             --
                                                       ===========
===========    ===========    ===========

                                                                    NSATBalJPM
                           NSATCapAp

----------------------------------------     ----------------------------
                                                       2000           1999
     1998           2000            1999
                                                    -----------    -----------
 -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   172,981         80,095
       9,854         41,174         96,180
  Mortality and expense risk charges (note 3) ...        (5,434)        (1,605)
         (51)       (10,414)        (2,498)
                                                    -----------    -----------
 -----------    -----------    -----------
    Net investment income .......................       167,547         78,490
       9,803         30,760         93,682
                                                    -----------    -----------
 -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     5,501,271      2,788,299
     316,297      6,534,873      4,176,681
  Cost of mutual fund shares sold ...............    (5,437,733)    (2,830,503)
    (315,924)    (7,187,743)    (3,638,494)
                                                    -----------    -----------
 -----------    -----------    -----------
    Realized gain (loss) on investments .........        63,538        (42,204)
         373       (652,870)       538,187
  Change in unrealized gain (loss)
    on investments ..............................      (241,628)       (33,063)
      22,806    (11,341,220)    (1,637,699)
                                                    -----------    -----------
 -----------    -----------    -----------
    Net gain (loss) on investments ..............      (178,090)       (75,267)
      23,179    (11,994,090)    (1,099,512)
                                                    -----------    -----------
 -----------    -----------    -----------
  Reinvested capital gains ......................          --              495
       2,184      4,845,304      1,352,393
                                                    -----------    -----------
 -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   (10,543)         3,718
      35,166     (7,118,026)       346,563
                                                    ===========    ===========
 ===========    ===========    ===========

                                                      NSATCapAp
    NSATEqIFED
                                                    ------------
----------------------------------------
                                                         1998           2000
     1999           1998
                                                     -----------    -----------
  -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $    14,834         15,802
        1,722            896
  Mortality and expense risk charges (note 3) ...           (440)        (1,543)
          (71)           (17)
                                                     -----------    -----------
  -----------    -----------
    Net investment income .......................         14,394         14,259
        1,651            879
                                                     -----------    -----------
  -----------    -----------

  Proceeds from mutual funds shares sold ........        703,904      1,130,737
      116,995         18,085
  Cost of mutual fund shares sold ...............       (686,965)    (1,084,332)
     (100,117)       (17,928)
                                                     -----------    -----------
  -----------    -----------
    Realized gain (loss) on investments .........         16,939         46,405
       16,878            157
  Change in unrealized gain (loss)
    on investments ..............................        469,266       (334,972)
       84,114         15,021
                                                     -----------    -----------
  -----------    -----------
    Net gain (loss) on investments ..............        486,205       (288,567)
      100,992         15,178
                                                     -----------    -----------
  -----------    -----------
  Reinvested capital gains ......................        174,093           --
          202          2,636
                                                     -----------    -----------
  -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $   674,692       (274,308)
      102,845         18,693
                                                     ===========    ===========
  ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                     NSATGlob50
                                    NSATGvtBd

-------------------------------------------     ------------------------------
                                                         2000           1999
       1998           2000             1999
                                                    ------------    ------------
   ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    199,386           8,364
          1,950       2,182,498         798,788
  Mortality and expense risk charges (note 3) ...        (37,311)
(10,207)            (34)        (99,138)        (37,827)
                                                    ------------    ------------
   ------------    ------------    ------------
    Net investment income .......................        162,075
(1,843)          1,916       2,083,360         760,961
                                                    ------------    ------------
   ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........      5,122,679       1,039,009
         57,978       5,456,678      10,418,680
  Cost of mutual fund shares sold ...............     (5,037,852)
(930,501)        (57,852)     (5,620,925)    (11,072,171)
                                                    ------------    ------------
   ------------    ------------    ------------
    Realized gain (loss) on investments .........         84,827         108,508
            126        (164,247)       (653,491)
  Change in unrealized gain (loss)
    on investments ..............................     (4,336,580)        997,392
         38,188       2,189,054        (442,511)
                                                    ------------    ------------
   ------------    ------------    ------------
    Net gain (loss) on investments ..............     (4,251,753)      1,105,900
         38,314       2,024,807      (1,096,002)
                                                    ------------    ------------
   ------------    ------------    ------------
  Reinvested capital gains ......................        945,098         456,545
          3,213            --            35,939
                                                    ------------    ------------
   ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ (3,144,580)      1,560,602
         43,443       4,108,167        (299,102)
                                                    ============    ============
   ============    ============    ============
                                                      NSATGvtBd
        NSATHiIFED
                                                    -------------
--------------------------------------------
                                                         1998             2000
         1999             1998
                                                      ------------
------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $     83,382
1,119,466         308,481          22,707
  Mortality and expense risk charges (note 3) ...             (327)
(9,331)         (3,120)            (68)
                                                      ------------
------------    ------------    ------------
    Net investment income .......................           83,055
1,110,135         305,361          22,639
                                                      ------------
------------    ------------    ------------

  Proceeds from mutual funds shares sold ........        1,043,507
3,240,993         689,933         206,929
  Cost of mutual fund shares sold ...............       (1,033,771)
(3,550,410)       (687,767)       (213,860)
                                                      ------------
------------    ------------    ------------
    Realized gain (loss) on investments .........            9,736
(309,417)          2,166          (6,931)
  Change in unrealized gain (loss)
    on investments ..............................          (84,436)
(1,573,020)       (155,595)          7,941
                                                      ------------
------------    ------------    ------------
    Net gain (loss) on investments ..............          (74,700)
(1,882,437)       (153,429)          1,010
                                                      ------------
------------    ------------    ------------
  Reinvested capital gains ......................           22,403            --
              645            --
                                                      ------------
------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     $     30,758
(772,302)        152,577          23,649
                                                      ============
============    ============    ============




                                                                     NSATMCpSTR
                             NSATMCIxDR

-------------------------------------------     ------------------------------
                                                         2000           1999
       1998           2000             1999
                                                    ------------    ------------
   ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --              --
           --            24,820           1,219
  Mortality and expense risk charges (note 3) ...        (36,857)
(2,128)            (30)         (1,304)             (9)
                                                    ------------    ------------
   ------------    ------------    ------------
    Net investment income .......................        (36,857)
(2,128)            (30)         23,516           1,210
                                                    ------------    ------------
   ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........     10,455,471       2,132,323
        150,535       3,068,344         104,264
  Cost of mutual fund shares sold ...............     (9,038,986)
(1,804,973)       (150,564)     (2,777,066)        (89,446)
                                                    ------------    ------------
   ------------    ------------    ------------
    Realized gain (loss) on investments .........      1,416,485         327,350
            (29)        291,278          14,818
  Change in unrealized gain (loss)
    on investments ..............................     (7,958,483)      1,323,586
         48,847        (336,854)         51,305
                                                    ------------    ------------
   ------------    ------------    ------------
    Net gain (loss) on investments ..............     (6,541,998)      1,650,936
         48,818         (45,576)         66,123
                                                    ------------    ------------
   ------------    ------------    ------------
  Reinvested capital gains ......................        922,208         515,885
           --           238,697          47,431
                                                    ------------    ------------
   ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ (5,656,647)      2,164,693
         48,788         216,637         114,764
                                                    ============    ============
   ============    ============    ============

                                                      NSATMCIxDR
     NSATMMkt
                                                    ------------
--------------------------------------------
                                                        1998             2000
        1999             1998
                                                     ------------
------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $        782
10,355,160       3,376,535         506,347
  Mortality and expense risk charges (note 3) ...             (21)
(307,209)       (139,891)         (1,751)
                                                     ------------
------------    ------------    ------------
    Net investment income .......................             761
10,047,951       3,236,644         504,596
                                                     ------------
------------    ------------    ------------

  Proceeds from mutual funds shares sold ........          48,915
263,535,916     104,229,444      44,230,768
  Cost of mutual fund shares sold ...............         (51,817)
(263,535,916)   (104,229,444)    (44,230,768)
                                                     ------------
------------    ------------    ------------
    Realized gain (loss) on investments .........          (2,902)           --
            --              --
  Change in unrealized gain (loss)
    on investments ..............................          29,815            --
            --              --
                                                     ------------
------------    ------------    ------------
    Net gain (loss) on investments ..............          26,913            --
            --              --
                                                     ------------
------------    ------------    ------------
  Reinvested capital gains ......................            --              --
            --              --
                                                     ------------
------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $     27,674
10,047,951       3,236,644         504,596
                                                     ============
============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                   NSATMBdMAS
                          NSATSmCapG

----------------------------------------     ----------------------------
                                                        2000           1999
      1998           2000            1999
                                                    -----------    -----------
 -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $ 1,380,209        405,079
      20,456           --             --
  Mortality and expense risk charges (note 3) ...       (35,618)        (8,904)
         (64)        (1,793)           (31)
                                                    -----------    -----------
 -----------    -----------    -----------
    Net investment income .......................     1,344,591        396,175
      20,392         (1,793)           (31)
                                                    -----------    -----------
 -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     1,457,359        824,473
     678,560      4,671,162     11,249,953
  Cost of mutual fund shares sold ...............    (1,524,119)      (850,875)
    (682,489)    (4,701,490)   (11,295,118)
                                                    -----------    -----------
 -----------    -----------    -----------
    Realized gain (loss) on investments .........       (66,760)       (26,402)
      (3,929)       (30,328)       (45,165)
  Change in unrealized gain (loss)
    on investments ..............................      (112,147)      (125,056)
         781     (1,279,267)     1,020,705
                                                    -----------    -----------
 -----------    -----------    -----------
    Net gain (loss) on investments ..............      (178,907)      (151,458)
      (3,148)    (1,309,595)       975,540
                                                    -----------    -----------
 -----------    -----------    -----------
  Reinvested capital gains ......................          --             --
         691         72,445        101,886
                                                    -----------    -----------
 -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ 1,165,684        244,717
      17,935     (1,238,943)     1,077,395
                                                    ===========    ===========
 ===========    ===========    ===========
                                                      NSATSmCapG
        NSATSmCapV
                                                    -------------
------------------------------------------
                                                           1998           2000
         1999           1998
                                                     -----------    -----------
  -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --             --
         --             --
  Mortality and expense risk charges (note 3) ...           --           (6,507)
         (609)           (72)
                                                     -----------    -----------
  -----------    -----------
    Net investment income .......................           --           (6,507)
         (609)           (72)
                                                     -----------    -----------
  -----------    -----------

  Proceeds from mutual funds shares sold ........           --        5,713,553
    1,400,366        119,432
  Cost of mutual fund shares sold ...............           --       (5,334,666)
   (1,184,849)      (127,976)
                                                     -----------    -----------
  -----------    -----------
    Realized gain (loss) on investments .........           --          378,887
      215,517         (8,544)
  Change in unrealized gain (loss)
    on investments ..............................           --       (2,383,146)
     (194,598)       118,603
                                                     -----------    -----------
  -----------    -----------
    Net gain (loss) on investments ..............           --       (2,004,259)
       20,919        110,059
                                                     -----------    -----------
  -----------    -----------
  Reinvested capital gains ......................           --        2,830,882
      651,318           --
                                                     -----------    -----------
  -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $      --          820,116
      671,628        109,987
                                                     ===========    ===========
  ===========    ===========




                                                                    NSATSmCo
                           NSATStrVal

----------------------------------------     ----------------------------
                                                        2000           1999
      1998           2000            1999
                                                    -----------    -----------
 -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     6,404           --
        --           12,032          5,676
  Mortality and expense risk charges (note 3) ...       (24,879)        (4,091)
        (112)          (439)          (137)
                                                    -----------    -----------
 -----------    -----------    -----------
    Net investment income .......................       (18,475)        (4,091)
        (112)        11,593          5,539
                                                    -----------    -----------
 -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     5,986,277      1,854,552
     303,745      6,700,644        173,459
  Cost of mutual fund shares sold ...............    (4,024,143)    (1,415,009)
    (310,124)    (6,640,337)      (155,571)
                                                    -----------    -----------
 -----------    -----------    -----------
    Realized gain (loss) on investments .........     1,962,134        439,543
      (6,379)        60,307         17,888
  Change in unrealized gain (loss)
    on investments ..............................    (6,709,330)     2,711,547
     132,974         33,455        (70,115)
                                                    -----------    -----------
 -----------    -----------    -----------
    Net gain (loss) on investments ..............    (4,747,196)     3,151,090
     126,595         93,762        (52,227)
                                                    -----------    -----------
 -----------    -----------    -----------
  Reinvested capital gains ......................     6,779,344        500,536
        --             --           22,264
                                                    -----------    -----------
 -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ 2,013,673      3,647,535
     126,483        105,355        (24,424)
                                                    ===========    ===========
 ===========    ===========    ===========

                                                    NSATStrVal
  NSATTotRtn
                                                   ------------
------------------------------------------
                                                         1998           2000
       1999           1998
                                                   -----------    -----------
-----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $     1,052        193,418
     96,396         27,487
  Mortality and expense risk charges (note 3) ...          (24)        (5,805)
       (606)          (578)
                                                   -----------    -----------
-----------    -----------
    Net investment income .......................        1,028        187,613
     95,790         26,909
                                                   -----------    -----------
-----------    -----------

  Proceeds from mutual funds shares sold ........       81,326      3,055,349
    806,876      1,201,208
  Cost of mutual fund shares sold ...............      (89,165)    (2,710,595)
   (784,668)    (1,222,228)
                                                   -----------    -----------
-----------    -----------
    Realized gain (loss) on investments .........       (7,839)       344,754
     22,208        (21,020)
  Change in unrealized gain (loss)
    on investments ..............................       43,881    (13,348,541)
    (33,899)       283,836
                                                   -----------    -----------
-----------    -----------
    Net gain (loss) on investments ..............       36,042    (13,003,787)
    (11,691)       262,816
                                                   -----------    -----------
-----------    -----------
  Reinvested capital gains ......................         --       11,991,779
    809,302        321,440
                                                   -----------    -----------
-----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $    37,070       (824,395)
    893,401        611,165
                                                   ===========    ===========
===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                      NBAMTGuard
                             NBAMTMCGr

--------------------------------------------    ------------------------------
                                                         2000           1999
       1998           2000            1999
                                                    ------------    ------------
   ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     16,882           3,977
           --              --              --
  Mortality and expense risk charges (note 3) ...         (1,965)
(679)            (83)        (41,606)         (7,463)
                                                    ------------    ------------
   ------------    ------------    ------------
    Net investment income .......................         14,917           3,298
            (83)        (41,606)         (7,463)
                                                    ------------    ------------
   ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........      1,626,130         807,995
        117,578      13,583,260       7,840,757
  Cost of mutual fund shares sold ...............     (1,517,104)
(670,629)       (123,077)     (9,016,924)     (6,652,007)
                                                    ------------    ------------
   ------------    ------------    ------------
    Realized gain (loss) on investments .........        109,026         137,366
         (5,499)      4,566,336       1,188,750
  Change in unrealized gain (loss)
    on investments ..............................       (185,904)         77,047
         82,886     (10,290,829)      3,039,884
                                                    ------------    ------------
   ------------    ------------    ------------
    Net gain (loss) on investments ..............        (76,878)        214,413
         77,387      (5,724,493)      4,228,634
                                                    ------------    ------------
   ------------    ------------    ------------
  Reinvested capital gains ......................           --              --
           --             6,497          37,807
                                                    ------------    ------------
   ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (61,961)        217,711
         77,304      (5,759,602)      4,258,978
                                                    ============    ============
   ============    ============    ============


                                                   BAMTMCGr
   NBAMTPart
                                                   ------------
----------------------------------------------
                                                       1998           2000
     1999           1998
                                                   ------------    ------------
  ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          --            55,679
        56,853             114
  Mortality and expense risk charges (note 3) ...  $        (52)         (5,009)
        (2,109)           (290)
                                                   ------------    ------------
  ------------    ------------
    Net investment income .......................           (52)         50,670
        54,744            (176)
                                                   ------------    ------------
  ------------    ------------

  Proceeds from mutual funds shares sold ........       140,913       3,401,374
       787,143         862,257
  Cost of mutual fund shares sold ...............      (137,009)     (3,678,166)
      (785,895)       (875,740)
                                                   ------------    ------------
  ------------    ------------
    Realized gain (loss) on investments .........         3,904        (276,792)
         1,248         (13,483)
  Change in unrealized gain (loss)
    on investments ..............................       176,285        (888,222)
       196,040         255,133
                                                   ------------    ------------
  ------------    ------------
    Net gain (loss) on investments ..............       180,189      (1,165,014)
       197,288         241,650
                                                   ------------    ------------
  ------------    ------------
  Reinvested capital gains ......................          --         1,184,100
        98,874           3,599
                                                   ------------    ------------
  ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $    180,137          69,756
       350,906         245,073
                                                   ============    ============
  ============    ============



                                                                   OppAggGrVA
                            OppCapApVA

--------------------------------------------    ------------------------------
                                                         2000           1999
       1998           2000            1999
                                                    ------------    ------------
   ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --              --
             26          26,876          10,044
  Mortality and expense risk charges (note 3) ...        (52,493)
(2,942)            (80)        (35,238)         (4,168)
                                                    ------------    ------------
   ------------    ------------    ------------
    Net investment income .......................        (52,493)
(2,942)            (54)         (8,362)          5,876
                                                    ------------    ------------
   ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........     13,833,125       1,971,772
        120,154       6,304,788         993,762
  Cost of mutual fund shares sold ...............     (9,344,555)
(1,353,384)       (118,908)     (4,511,928)       (802,267)
                                                    ------------    ------------
   ------------    ------------    ------------
    Realized gain (loss) on investments .........      4,488,570         618,388
          1,246       1,792,860         191,495
  Change in unrealized gain (loss)
    on investments ..............................    (19,721,439)      2,906,737
        155,404      (5,403,446)      2,561,317
                                                    ------------    ------------
   ------------    ------------    ------------
    Net gain (loss) on investments ..............    (15,232,869)      3,525,125
        156,650      (3,610,586)      2,752,812
                                                    ------------    ------------
   ------------    ------------    ------------
  Reinvested capital gains ......................        950,033            --
            270       1,434,225         110,334
                                                    ------------    ------------
   ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(14,335,329)      3,522,183
        156,866      (2,184,723)      2,869,022
                                                    ============    ============
   ============    ============    ============
                                                     OppCapApVA
    OppGlSecVA
                                                    ------------
--------------------------------------------
                                                         1998           2000
       1999           1998
                                                     ------------
------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $          8            --
            --              --
  Mortality and expense risk charges (note 3) ...            (142)
(1,051)           --              --
                                                     ------------
------------    ------------    ------------
    Net investment income .......................            (134)
(1,051)           --              --
                                                     ------------
------------    ------------    ------------

  Proceeds from mutual funds shares sold ........         412,555
3,569,728            --              --
  Cost of mutual fund shares sold ...............        (391,820)
(3,708,378)           --              --
                                                     ------------
------------    ------------    ------------
    Realized gain (loss) on investments .........          20,735
(138,650)           --              --
  Change in unrealized gain (loss)
    on investments ..............................         255,097
70,484            --              --
                                                     ------------
------------    ------------    ------------
    Net gain (loss) on investments ..............         275,832
(68,166)           --              --
                                                     ------------
------------    ------------    ------------
  Reinvested capital gains ......................             101            --
            --              --
                                                     ------------
------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $    275,799
(69,217)           --              --
                                                     ============
============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998



                                                                  OppMGrInVA
                                  StOpp2

----------------------------------------
------------------------------------
                                                     2000           1999
   1998           2000            1999       1998
                                                  -----------    -----------
-----------    -----------    ----------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $    38,554         10,187
        29           --            --           --
  Mortality and expense risk charges (note 3) .       (10,265)        (2,014)
      (113)        (1,449)         --           --
                                                  -----------    -----------
-----------    -----------    ----------   --------
    Net investment income .....................        28,289          8,173
       (84)        (1,449)         --           --
                                                  -----------    -----------
-----------    -----------    ----------   --------

  Proceeds from mutual funds shares sold ......     1,958,100        570,677
   698,919      2,262,742          --           --
  Cost of mutual fund shares sold .............    (1,608,534)      (582,947)
  (718,580)    (2,255,273)         --           --
                                                  -----------    -----------
-----------    -----------    ----------   --------
    Realized gain (loss) on investments .......       349,566        (12,270)
   (19,661)         7,469          --           --
  Change in unrealized gain (loss)
    on investments ............................    (2,767,885)       713,752
    80,325       (478,402)         --           --
                                                  -----------    -----------
-----------    -----------    ----------   --------
    Net gain (loss) on investments ............    (2,418,319)       701,482
    60,664       (470,933)         --           --
                                                  -----------    -----------
-----------    -----------    ----------   --------
  Reinvested capital gains ....................       509,013         17,163
       645        501,505          --           --
                                                  -----------    -----------
-----------    -----------    ----------   --------
      Net increase (decrease) in contract owners'
        equity resulting from operations .....   $(1,881,017)       726,818
   61,225         29,123          --           --
                                                 ===========    ===========
===========    ===========    ==========   =========

                                                              NSATGFocTU

----------------------------------------
                                                         2000            1999
       1998
                                                    -----------    -----------
 -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      --             --
        --
  Mortality and expense risk charges (note 3) ...          --             --
        --
                                                    -----------    -----------
 -----------
    Net investment income .......................          --             --
        --
                                                    -----------    -----------
 -----------

  Proceeds from mutual funds shares sold ........       290,188           --
        --
  Cost of mutual fund shares sold ...............      (317,405)          --
        --
                                                    -----------    -----------
 -----------
    Realized gain (loss) on investments .........       (27,217)          --
        --
  Change in unrealized gain (loss)
    on investments ..............................        (4,210)          --
        --
                                                    -----------    -----------
 -----------
    Net gain (loss) on investments ..............       (31,427)          --
        --
                                                    -----------    -----------
 -----------
  Reinvested capital gains ......................          --             --
        --
                                                    -----------    -----------
 -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   (31,427)          --
        --
                                                    ===========    ===========
 ===========

                                                                    MSUEmMkt
                                  MSUMCapGr

----------------------------------------   -------------------------------------
                                                       2000         1999
   1998           2000            1999       1998
                                                    -----------  -----------
-----------    -----------    ----------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   151,314       85,097
    18,594           --            --         --
  Mortality and expense risk charges (note 3) ...          (963)        (166)
       (11)          (162)         --         --
                                                    -----------  -----------
-----------    -----------    ---------- ----------
    Net investment income .......................       150,351       84,931
    18,583           (162)         --         --
                                                    -----------  -----------
-----------    -----------    ---------- ----------

  Proceeds from mutual funds shares sold ........     1,344,335      218,023
   268,442        769,277          --         --
  Cost of mutual fund shares sold ...............    (1,256,230)    (200,881)
  (301,322)      (782,583)         --         --
                                                    -----------  -----------
-----------    -----------    ---------- ----------
    Realized gain (loss) on investments .........        88,105       17,142
   (32,880)       (13,306)         --         --
  Change in unrealized gain (loss)
    on investments ..............................      (119,691)      20,955
    (7,323)       (98,350)         --         --
                                                    -----------  -----------
-----------    -----------    ---------- ----------
    Net gain (loss) on investments ..............       (31,586)      38,097
   (40,203)      (111,656)         --         --
                                                    -----------  -----------
-----------    -----------    ---------- ----------
  Reinvested capital gains ......................          --           --
      --              800          --         --
                                                    -----------  -----------
-----------    -----------    ---------- ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   118,765      123,028
   (21,620)      (111,018)         --         --
                                                    ===========  ===========
===========    ===========    ========== ==========

                                                                    MSUUSRealE

----------------------------------------
                                                         2000            1999
       1998
                                                    -----------    -----------
 -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   265,214         54,408
          34
  Mortality and expense risk charges (note 3) ...        (2,123)        (1,163)
         (50)
                                                    -----------    -----------
 -----------
    Net investment income .......................       263,091         53,245
         (16)
                                                    -----------    -----------
 -----------

  Proceeds from mutual funds shares sold ........    10,682,231     10,399,298
     357,742
  Cost of mutual fund shares sold ...............   (10,383,636)   (10,439,502)
    (388,797)
                                                    -----------    -----------
 -----------
    Realized gain (loss) on investments .........       298,595        (40,204)
     (31,055)
  Change in unrealized gain (loss)
    on investments ..............................       155,839       (130,048)
      27,306
                                                    -----------    -----------
 -----------
    Net gain (loss) on investments ..............       454,434       (170,252)
      (3,749)
                                                    -----------    -----------
 -----------
  Reinvested capital gains ......................        25,130           --
         339
                                                    -----------    -----------
 -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   742,655       (117,007)
      (3,426)
                                                    ===========    ===========
 ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                   VEWwEmgMkt
                         VEWwHrdAst

-----------------------------------------    ----------------------------
                                                       2000           1999
     1998           2000            1999
                                                    -----------    -----------
 -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      --             --
        --            6,160          2,469
  Mortality and expense risk charges (note 3) ...        (1,640)          (139)
         (20)          (124)          (295)
                                                    -----------    -----------
 -----------    -----------    -----------
    Net investment income .......................        (1,640)          (139)
         (20)         6,036          2,174
                                                    -----------    -----------
 -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     8,541,759      1,092,848
      70,482      6,042,759        718,765
  Cost of mutual fund shares sold ...............    (8,950,297)      (857,511)
     (84,625)    (6,013,577)      (692,370)
                                                    -----------    -----------
 -----------    -----------    -----------
    Realized gain (loss) on investments .........      (408,538)       235,337
     (14,143)        29,182         26,395
  Change in unrealized gain (loss)
    on investments ..............................    (1,655,251)       663,413
      18,347         20,687         22,444
                                                    -----------    -----------
 -----------    -----------    -----------
    Net gain (loss) on investments ..............    (2,063,789)       898,750
       4,204         49,869         48,839
                                                    -----------    -----------
 -----------    -----------    -----------
  Reinvested capital gains ......................          --             --
        --             --             --
                                                    -----------    -----------
 -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(2,065,429)       898,611
       4,184         55,905         51,013
                                                    ===========    ===========
 ===========    ===========    ===========
                                                      VEWwHrdAst
    WPTGloPVC
                                                   ------------
----------------------------------------
                                                          1998           2000
        1999           1998
                                                     -----------    -----------
  -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $      --           25,366
       10,150          4,521
  Mortality and expense risk charges (note 3) ...            (11)        (2,889)
       (1,209)           (50)
                                                     -----------    -----------
  -----------    -----------
    Net investment income .......................            (11)        22,477
        8,941          4,471
                                                     -----------    -----------
  -----------    -----------

  Proceeds from mutual funds shares sold ........         46,572      1,991,744
      372,724        345,457
  Cost of mutual fund shares sold ...............        (49,623)    (1,898,600)
     (375,164)      (337,050)
                                                     -----------    -----------
  -----------    -----------
    Realized gain (loss) on investments .........         (3,051)        93,144
       (2,440)         8,407
  Change in unrealized gain (loss)
    on investments ..............................         (2,102)        87,894
       (2,238)         5,870
                                                     -----------    -----------
  -----------    -----------
    Net gain (loss) on investments ..............         (5,153)       181,038
       (4,678)        14,277
                                                     -----------    -----------
  -----------    -----------
  Reinvested capital gains ......................           --           23,283
       18,278           --
                                                     -----------    -----------
  -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $    (5,164)       226,798
       22,541         18,748
                                                     ===========    ===========
  ===========    ===========

                                                                    WPTInteq


-----------------------------------------
                                                       2000           1999
     1998
                                                    -----------    -----------
 -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    12,900         19,282
       2,873
  Mortality and expense risk charges (note 3) ...        (1,340)           (81)
         (42)
                                                    -----------    -----------
 -----------
    Net investment income .......................        11,560         19,201
       2,831
                                                    -----------    -----------
 -----------

  Proceeds from mutual funds shares sold ........       992,359        785,974
     277,515
  Cost of mutual fund shares sold ...............      (749,434)      (670,363)
    (301,573)
                                                    -----------    -----------
 -----------
    Realized gain (loss) on investments .........       242,925        115,611
     (24,058)
  Change in unrealized gain (loss)
    on investments ..............................    (1,294,832)       581,395
      30,323
                                                    -----------    -----------
 -----------
    Net gain (loss) on investments ..............    (1,051,907)       697,006
       6,265
                                                    -----------    -----------
 -----------
  Reinvested capital gains ......................       310,165           --
        --
                                                    -----------    -----------
 -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $  (730,182)       716,207
       9,096
                                                    ===========    ===========
 ===========

                                                                        WPTValue

----------------------------------------
                                                         2000            1999
       1998
                                                     -----------    -----------
  -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $      --             --
         --
  Mortality and expense risk charges (note 3) ...         (1,199)          (154)
          (13)
                                                     -----------    -----------
  -----------
    Net investment income .......................         (1,199)          (154)
          (13)
                                                     -----------    -----------
  -----------

  Proceeds from mutual funds shares sold ........      1,772,806        364,939
       87,326
  Cost of mutual fund shares sold ...............     (1,546,982)      (278,265)
      (89,432)
                                                     -----------    -----------
  -----------
    Realized gain (loss) on investments .........        225,824         86,674
       (2,106)
  Change in unrealized gain (loss)
    on investments ..............................       (716,480)       208,276
       29,961
                                                     -----------    -----------
  -----------
    Net gain (loss) on investments ..............       (490,656)       294,950
       27,855
                                                     -----------    -----------
  -----------
  Reinvested capital gains ......................        141,743           --
         --
                                                     -----------    -----------
  -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $  (350,112)       294,796
       27,842
                                                     ===========    ===========
  ===========


See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                            Total
                       ACVPincGr

----------------------------------------------
----------------------------------------------
                                            2000            1999            1998
          2000            1999            1998
                                      --------------  --------------
--------------  --------------   -------------  -------------
INVESTMENT ACTIVITY:
  Net investment income............... $  19,565,651       6,402,662
788,473          56,216          (4,525)       5,039
  Realized gain (loss) on investments     16,571,418       6,807,752
(271,660)         63,909         266,293         1,755
  Change in unrealized gain (loss)
    on investments....................  (178,984,942)     42,568,531
6,208,888      (2,277,235)        692,513       125,007
  Reinvested capital gains............    50,385,356       6,941,880
597,466               -               -             -
                                      --------------  --------------
--------------  --------------   -------------  ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......   (92,462,517)     62,720,825
7,323,167      (2,157,110)        954,281       131,801
                                      --------------  --------------
--------------  --------------   -------------  ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...................    947,537,536     515,112,072
106,894,981       9,141,279       4,843,884       168,731
  Transfers between funds.............              -               -
   -       7,485,967       5,659,068       959,762
  Surrenders..........................    (10,694,705)     (2,953,250)
(205,540)       (307,329)        (25,955)          (64)
  Death benefits......................        (65,736)       (165,946)
   -          (1,577)         (1,531)            -
  Policy loans (net of repayments)
    (note 5)..........................     (9,821,909)     (4,792,558)
(1,093,563)        (57,111)        (99,683)            -
  Deductions for surrender charges
    (note 2d).........................     (1,692,311)       (378,228)
(2,405)        (48,631)         (3,324)           (1)
  Redemptions to pay cost of insurance

    charges and administrative charges

    (notes 2b and 2c).................    (63,687,230)    (28,207,228)
(4,765,148)     (1,117,246)       (410,626)      (23,721)
  Asset charges (note 3):
    FPVUL & VEL contracts.............     (1,989,545)       (882,295)
(148,735)        (32,044)        (13,701)         (985)
    MSP contracts.....................       (359,299)        (49,709)
(535)         (6,176)         (1,582)           (4)
    SL contracts......................       (165,436)        (99,794)
(12,520)         (4,637)         (1,422)          (83)
                                       --------------  --------------
--------------  --------------   -------------  ------------
      Net equity transactions.........    859,061,365     477,583,064
100,666,535      15,052,495       9,945,128     1,103,635
                                       --------------  --------------
--------------  --------------   -------------  ------------

NET CHANGE IN CONTRACT

  OWNERS' EQUITY......................    766,598,848     540,303,889
107,989,702      12,895,385      10,899,409     1,235,436
CONTRACT OWNERS' EQUITY BEGINNING

  OF PERIOD...........................    648,293,593     107,989,704
   -      12,134,845       1,235,436             -
                                       --------------  --------------
--------------  --------------   -------------  ------------
CONTRACT OWNERS' EQUITY END

  OF PERIOD........................... $1,414,892,441     648,293,593
107,989,702      25,030,230      12,134,845     1,235,436
                                       ==============  ==============
==============  ==============   =============  ============



CHANGES IN UNITS:
  Beginning units..............         50,045,344       9,506,248
-         874,749          97,382                -
                                      ------------  --------------
--------------  --------------   -------------   --------------
  Units purchased..............        109,550,329      66,964,330
16,180,186       1,358,922         990,326           99,550
  Units redeemed...............        (43,498,824)    (26,425,234)
(6,673,938)       (125,099)       (212,959)          (2,168
                                      ------------  --------------
--------------  --------------   -------------   --------------
  Ending units.................        116,096,849      50,045,344
9,506,248       2,108,572         874,749           97,382
                                      ============  ==============
==============  ==============   =============   ==============
                                                          ACVPint

-----------------------------------------------
                                            2000            1999
1998
                                        --------------  --------------
--------------
INVESTMENT ACTIVITY:
  Net investment income........ ........ $     (14,005)         (3,029)
  182
  Realized gain (loss) on investments ..     2,847,917         628,064
 (890)
  Change in unrealized gain (loss)

    on investments......................   (10,029,310)      4,031,727
159,768
  Reinvested capital gains..............       445,800               -
3,644
                                        --------------  --------------
--------------
    Net increase (decrease) in

      contract owners' equity
      resulting from operations ........    (6,749,598)      4,656,762
162,704
                                        --------------  --------------
--------------
EQUITY TRANSACTIONS:

  Purchase payments received from
    contract owners.....................     17,266,035       3,440,338
489,914
  Transfers between funds...............     20,394,660       5,542,573
1,905,042
  Surrenders............................       (174,891)         (6,193)
     -
  Death benefits........................         (5,691)         (3,352)
     -
  Policy loans (net of repayments)

    (note 5)............................       (199,083)       (114,731)
(2,833)
  Deductions for surrender charges

    (note 2d)...........................        (27,674)           (793)
     -
  Redemptions to pay cost of insurance

    charges and administrative charges

    (notes 2b and 2c)...................     (1,602,834)       (514,310)
(73,254)
  Asset charges (note 3):

    FPVUL & VEL contracts...............        (60,820)        (21,791)
(2,574)
    MSP contracts.......................         (7,381)           (570)
    (9)
    SL contracts........................         (7,846)         (1,478)
  (217)
                                         --------------  --------------
--------------
      Net equity transactions...........     35,574,475       8,319,693
2,316,069
                                         --------------  --------------
--------------

NET CHANGE IN CONTRACT

  OWNERS' EQUITY........................     28,824,877      12,976,455
2,478,773
CONTRACT OWNERS' EQUITY BEGINNING

  OF PERIOD.............................     15,455,228       2,478,773
     -
                                         --------------  --------------
--------------
CONTRACT OWNERS' EQUITY END

  OF PERIOD............................. $   44,280,105      15,455,228
2,478,773
                                         ==============  ==============
==============



CHANGES IN UNITS:
  Beginning units..............                 830,394         209,297
     -
                                         --------------  --------------
--------------
  Units purchased..............               2,368,251         682,334
216,428
  Units redeemed...............                (135,307)        (61,237)
(7,131)
                                         --------------  --------------
--------------
  Ending units.................               3,063,338         830,394
209,297
                                         ==============  ==============
==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                          ACVPValue
                          DrySRGr

--------------------------------------------
-----------------------------------------
                                             2000            1999
1998            2000            1999            1998
                                         ------------    ------------
------------   ------------    ------------    ----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $     26,769           8,355
 125        127,586             190         2,018
  Realized gain (loss) on investments           5,242         (38,029)
(4,170)       286,804         137,365        13,110
  Change in unrealized gain (loss)
    on investments ...................        865,295        (142,040)
28,277     (2,392,732)        901,808       108,355
  Reinvested capital gains ...........         74,870          85,768
1,997           --           279,678        47,900
                                         ------------    ------------
------------   ------------    ------------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        972,176         (85,946)
26,229     (1,978,342)      1,319,041       171,383
                                         ------------    ------------
------------   ------------    ------------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      2,380,936         698,376
218,019      5,340,142       2,335,241       544,259
  Transfers between funds ............      2,477,656         905,970
409,201      6,492,229       4,065,765       721,262
  Surrenders .........................       (104,084)         (7,715)
 (20)      (161,374)        (13,484)          (97)
  Death benefits .....................           --              --
--           17,714         (18,063)         --
  Policy loans (net of repayments)
    (note 5) .........................         (8,731)        (15,452)
(1,893)      (253,461)        (33,299)       (1,497)
  Deductions for surrender charges
    (note 2d) ........................        (16,470)           (988)
--          (25,536)         (1,727)           (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (264,459)       (132,120)
(23,676)    (1,388,349)       (506,680)      (61,633)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (10,699)         (5,363)
(827)       (49,907)        (17,385)       (1,607)
    MSP contracts ....................           (992)           (203)
  (3)        (4,193)           (332)           (6)
    SL contracts .....................           (751)           (147)
 (70)        (2,607)           (913)         (135)
                                         ------------    ------------
------------   ------------    ------------    ----------
      Net equity transactions ........      4,452,406       1,442,358
600,731      9,964,658       5,809,123     1,200,545
                                         ------------    ------------
------------   ------------    ------------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      5,424,582       1,356,412
626,960      7,986,316       7,128,164     1,371,928
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      1,983,372         626,960
--        8,500,092       1,371,928          --
                                         ------------    ------------
------------   ------------    ------------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $  7,407,954       1,983,372
626,960     16,486,408       8,500,092     1,371,928
                                         ============    ============
============   ============    ============    ==========


CHANGES IN UNITS:
  Beginning units ....................        193,386          59,864
--          509,172         106,093          --
                                         ------------    ------------
------------   ------------    ------------    ----------
  Units purchased ....................        464,887         171,328
62,522        741,714         445,091       111,810
  Units redeemed .....................        (40,889)        (37,806)
(2,658)      (118,327)        (42,012)       (5,717)
                                         ------------    ------------
------------   ------------    ------------    ----------
  Ending units .......................        617,384         193,386
59,864      1,132,559         509,172       106,093
                                         ============    ============
============   ============    ============    ==========

                                                           DryStkIx

-----------------------------------------
                                              2000            1999
1998
                                         ------------    ------------
------------
INVESTMENT ACTIVITY:
  Net investment income ..............   $  1,474,581         613,975
63,670
  Realized gain (loss) on investments       3,585,686         612,737
(73,213)
  Change in unrealized gain (loss)
    on investments ...................    (27,898,576)     11,117,238
1,455,019
  Reinvested capital gains ...........      3,654,055         672,634
12,311
                                         ------------    ------------
------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    (19,184,254)     13,016,584
1,457,787
                                         ------------    ------------
------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     68,654,997      41,330,848
3,047,695
  Transfers between funds ............     72,727,790      57,817,925
10,358,645
  Surrenders .........................     (1,341,027)       (626,906)
(430)
  Death benefits .....................          2,224         (24,555)
--
  Policy loans (net of repayments)
    (note 5) .........................       (792,260)       (192,790)
(9,416)
  Deductions for surrender charges
    (note 2d) ........................       (212,202)        (80,289)
  (5)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (8,955,356)     (4,045,059)
(463,310)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (279,995)       (134,875)
(15,073)
    MSP contracts ....................        (49,600)         (4,126)
 (54)
    SL contracts .....................        (28,362)        (11,443)
(1,269)
                                         ------------    ------------
------------
      Net equity transactions ........    129,726,209      94,028,730
12,916,783
                                         ------------    ------------
------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................    110,541,955     107,045,314
14,374,570
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................    121,419,884      14,374,570
--
                                         ------------    ------------
------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $231,961,839     121,419,884
14,374,570
                                         ============    ============
============


CHANGES IN UNITS:
  Beginning units ....................      8,707,267       1,136,754
--
                                         ------------    ------------
------------
  Units purchased ....................     11,088,744       7,959,543
1,180,333
  Units redeemed .....................       (888,358)       (389,030)
(43,579)
                                         ------------    ------------
------------
  Ending units .......................     18,907,653       8,707,267
1,136,754
                                         ============    ============
============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998



                                                   DryEuroEq
                    DryVApp

--------------------------------------------
-----------------------------------------
                                            2000            1999            1998
            2000          1999           1998
                                         -----------    -----------
--------------   -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $     2,393            266
--         147,948         82,323          7,508
  Realized gain (loss) on investments        (61,506)           360
--         353,748        369,370           (894)
  Change in unrealized gain (loss)
    on investments ...................        26,273          9,997
--      (1,102,409)       649,339        150,742
  Reinvested capital gains ...........        39,799          1,251
--         355,671         68,742           --
                                         -----------    -----------
--------------   -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......         6,959         11,874
--        (245,042)     1,169,774        157,356
                                         -----------    -----------
--------------   -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       298,004          8,625
--      13,754,528     12,955,621        381,182
  Transfers between funds ............     1,063,297        114,306
--       1,480,475      4,076,889      1,070,054
  Surrenders .........................           (23)          --
--        (176,111)       (56,786)           (44)
  Death benefits .....................          --             --
--            --           (6,440)          --
  Policy loans (net of repayments)
    (note 5) .........................          (310)          --
--        (114,896)       (32,681)          (289)
  Deductions for surrender charges
    (note 2d) ........................            (4)          --
--         (27,867)        (7,273)            (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (41,463)           (92)
--      (1,277,668)      (701,318)       (58,099)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (1,518)           (32)
--         (33,727)       (17,976)        (1,594)
    MSP contracts ....................          (296)            (8)
--          (5,950)          (683)            (6)
    SL contracts .....................          (300)          --
--          (1,121)        (1,755)          (134)
                                         -----------    -----------
--------------   -----------    -----------    -----------
      Net equity transactions ........     1,317,387        122,799
--      13,597,663     16,207,598      1,391,069
                                         -----------    -----------
--------------   -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     1,324,346        134,673
--      13,352,621     17,377,372      1,548,425
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       134,673           --
--      18,925,797      1,548,425           --
                                         -----------    -----------
--------------   -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 1,459,019        134,673
--      32,278,418     18,925,797      1,548,425
                                         ===========    ===========
==============   ===========    ===========    ===========


CHANGES IN UNITS:

  Beginning units ....................        10,415           --
--       1,466,981        120,461           --
                                         -----------    -----------
--------------   -----------    -----------    -----------

  Units purchased ..................         110,285         10,455
--       1,345,193      1,811,470        125,573

  Units redeemed ...................          (5,477)           (40)
--        (224,132)      (464,950)        (5,112)
                                         -----------    -----------
--------------   -----------    -----------    -----------
  Ending units .......................       115,223         10,415
--        2,588,042      1,466,981        120,461
                                         ===========    ===========
==============   ===========    ===========    ===========


                                                         FedQualBd2

---------------------------------------------
                                                2000            1999
1998
                                           -----------    -----------
--------------
INVESTMENT ACTIVITY:

  Net investment income ..............         248,090         (3,162)
  --
  Realized gain (loss) on investments          126,755         (1,907)
  --
  Change in unrealized gain (loss)
    on investments ...................       2,975,611         40,201
  --
  Reinvested capital gains ...........            --             --
  --
                                           -----------    -----------
--------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       3,350,456         35,132
  --
                                           -----------    -----------
--------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      18,965,217      3,119,190
  --
  Transfers between funds ............      19,532,260      8,049,110
  --
  Surrenders .........................            --             --
  --
  Death benefits .....................          (5,851)          --
  --
  Policy loans (net of repayments)
    (note 5) .........................          (6,815)          --
  --
  Deductions for surrender charges
    (note 2d) ........................            --             --
  --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................        (606,106)       (20,060)
  --
  Asset charges (note 3):
    FPVUL & VEL contracts ............          (2,155)           (31)
  --
    MSP contracts ....................            (611)           (21)
  --
    SL contracts .....................            (235)          --
  --
                                           -----------    -----------
--------------
      Net equity transactions ........      37,875,704     11,148,188
  --
                                           -----------    -----------
--------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      41,226,160     11,183,320
  --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      11,183,320           --
  --
                                           -----------    -----------
--------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................      52,409,480     11,183,320
  --
                                           ===========    ===========
==============


CHANGES IN UNITS:

  Beginning units ....................       1,133,916           --
  --

  Units purchased ......................     3,748,621      1,141,400
  --

  Units redeemed .......................       (63,800)        (7,484)
  --
                                           -----------    -----------
--------------

  Ending units .......................       4,818,737      1,133,916
  --
                                           ===========    ===========
==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                        FIDVEQINS
                         FIDVGRS

--------------------------------------------
--------------------------------------------
                                           2000            1999          1998
         2000            1999            1998
                                       ------------    ------------
------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .............. $    262,884          93,800
(402)        (60,006)         (4,278)           (249)
  Realized gain (loss) on investments      (546,971)        303,591
(35,087)      1,245,093         146,210           8,500
  Change in unrealized gain (loss)
    on investments ...................    1,470,791        (277,459)
449,182     (19,309,179)      6,093,883         480,684
  Reinvested capital gains ...........    1,063,019         214,564          --
       5,556,689         543,154            --
                                       ------------    ------------
------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    2,249,723         334,496
413,693     (12,567,403)      6,778,969         488,935
                                       ------------    ------------
------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................    7,850,333       4,448,956
1,622,388      37,211,019      13,666,314         742,777
  Transfers between funds ............    4,967,158       6,896,656
3,964,871      39,402,444      20,406,545       2,489,085
  Surrenders .........................     (341,944)        (80,452)
(401)       (572,831)        (63,057)         (1,445)
  Death benefits .....................       (6,617)         (1,391)         --
         (17,086)        (10,491)           --
  Policy loans (net of repayments)
    (note 5) .........................     (315,976)       (144,802)
(6,242)       (799,676)       (177,397)         (5,968)
  Deductions for surrender charges
    (note 2d) ........................      (54,109)        (10,304)
(5)        (90,644)         (8,076)            (17)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................   (1,698,463)     (1,124,439)
(217,638)     (5,241,119)     (1,671,275)       (140,842)
  Asset charges (note 3):
    FPVUL & VEL contracts ............      (68,189)        (43,634)
(6,715)       (178,345)        (55,807)         (4,257)
    MSP contracts ....................       (4,739)         (1,965)
(24)        (24,381)         (2,486)            (15)
    SL contracts .....................       (5,991)         (1,316)
(565)        (12,861)         (3,848)           (358)
                                       ------------    ------------
------------    ------------    ------------    ------------
      Net equity transactions ........   10,321,463       9,937,309
5,355,669      69,676,520      32,080,422       3,078,960
                                       ------------    ------------
------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................   12,571,186      10,271,805
5,769,362      57,109,117      38,859,391       3,567,895
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................   16,041,167       5,769,362          --
      42,427,286       3,567,895            --
                                       ------------    ------------
------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD .......................... $ 28,612,353      16,041,167
5,769,362      99,536,403      42,427,286       3,567,895
                                       ============    ============
============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................    1,374,484         517,910          --
       2,322,709         256,014            --
                                       ------------    ------------
------------    ------------    ------------    ------------
  Units purchased ....................    1,252,718         975,907
540,577       4,664,500       2,192,613         268,539
  Units redeemed .....................     (329,618)       (119,333)
(22,667)       (425,983)       (125,918)        (12,525)
                                       ------------    ------------
------------    ------------    ------------    ------------
  Ending units .......................    2,297,584       1,374,484
517,910       6,561,226       2,322,709         256,014
                                       ============    ============
============    ============    ============    ============

                                                            FIDVHIINS

---------------------------------------------
                                               2000            1999
1998
                                          ------------    ------------
------------
INVESTMENT ACTIVITY:
  Net investment income ..............         689,813         363,341
 (245)
  Realized gain (loss) on investments       (1,172,059)       (114,464)
(53,784)
  Change in unrealized gain (loss)
    on investments ...................      (3,641,858)        103,063
37,295
  Reinvested capital gains ...........            --            13,640
 --
                                          ------------    ------------
------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      (4,124,104)        365,580
(16,734)
                                          ------------    ------------
------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       7,533,788       2,442,012
685,592
  Transfers between funds ............       3,220,351       3,417,897
2,964,332
  Surrenders .........................        (716,896)        (30,819)
 --
  Death benefits .....................            --            (1,204)
 --
  Policy loans (net of repayments)
    (note 5) .........................          (1,732)       (134,160)
(1,581)
  Deductions for surrender charges
    (note 2d) ........................        (113,440)         (3,947)
 --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................        (677,508)       (455,068)
(103,400)
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (22,619)        (18,072)
(3,432)
    MSP contracts ....................          (3,871)         (1,135)
  (12)
    SL contracts .....................          (2,510)         (1,596)
 (289)
                                          ------------    ------------
------------
      Net equity transactions ........       9,215,563       5,213,908
3,541,210
                                          ------------    ------------
------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       5,091,459       5,579,488
3,524,476
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       9,103,964       3,524,476
 --
                                          ------------    ------------
------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................      14,195,423       9,103,964
3,524,476
                                          ============    ============
============

CHANGES IN UNITS:
  Beginning units ....................         895,631         368,766
 --
                                          ------------    ------------
------------
  Units purchased ....................       1,222,377         623,361
380,291
  Units redeemed .....................        (310,119)        (96,496)
(11,525)
                                          ------------    ------------
------------
  Ending units .......................       1,807,889         895,631
368,766
                                          ============    ============
============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                           FIDVOVSES
                         FIDVCONS

------------------------------------------
--------------------------------------------
                                              2000            1999          1998
            2000            1999            1998
                                         ------------    ------------
------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    167,888          11,251
(75)         65,914          22,353            (330)
  Realized gain (loss) on investments      (1,765,190)        730,465
(24,873)        528,352         214,850          26,824
  Change in unrealized gain (loss)
    on investments ...................     (4,479,931)      1,849,661
68,313      (6,926,956)      3,006,379         648,413
  Reinvested capital gains ...........      1,409,432          34,048
--         3,401,735         195,897            --
                                         ------------    ------------
------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......     (4,667,801)      2,625,425
43,365      (2,930,955)      3,439,479         674,907
                                         ------------    ------------
------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      8,505,042       1,371,398
233,314      13,331,258       6,884,353       1,117,315
  Transfers between funds ............      8,652,600       8,415,589
835,812      16,551,717      11,647,164       3,133,469
  Surrenders .........................       (105,541)        (26,372)
(16)       (475,190)       (454,009)           (165)
  Death benefits .....................        (10,322)           (308)
--           (21,261)         (4,599)           --
  Policy loans (net of repayments)
    (note 5) .........................        (59,458)        (21,644)
(1,574)       (383,633)       (155,019)         (2,052)
  Deductions for surrender charges
    (note 2d) ........................        (16,701)         (3,377)
--           (75,193)        (58,146)             (2)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (1,042,254)       (318,257)
(34,849)     (3,087,387)     (1,389,362)       (173,162)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (27,681)        (10,339)
(1,230)       (119,105)        (50,526)         (5,299)
    MSP contracts ....................         (7,325)           (724)
(4)        (13,801)         (1,103)            (19)
    SL contracts .....................         (2,147)           (955)
(103)         (4,789)         (2,492)           (446)
                                         ------------    ------------
------------    ------------    ------------    ------------
      Net equity transactions ........     15,886,213       9,405,011
1,031,350      25,702,616      16,416,261       4,069,639
                                         ------------    ------------
------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     11,218,412      12,030,436
1,074,715      22,771,661      19,855,740       4,744,546
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     13,105,151       1,074,715
--        24,600,286       4,744,546            --
                                         ------------    ------------
------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 24,323,563      13,105,151
1,074,715      47,371,947      24,600,286       4,744,546
                                         ============    ============
============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................        897,019          95,893
--         1,555,137         365,486            --
                                         ------------    ------------
------------    ------------    ------------    ------------
  Units purchased ....................      1,314,737         863,392
99,416       2,019,106       1,338,819         381,598
  Units redeemed .....................       (114,723)        (62,266)
(3,523)       (278,479)       (149,168)        (16,112)
                                         ------------    ------------
------------    ------------    ------------    ------------
  Ending units .......................      2,097,033         897,019
95,893       3,295,764       1,555,137         365,486
                                         ============    ============
============    ============    ============    ============

                                                              FIDVGROPS

---------------------------------------------
                                                 2000            1999
1998
                                           ------------    ------------
------------
INVESTMENT ACTIVITY:
  Net investment income ..............          114,308          25,116
  (168)
  Realized gain (loss) on investments          (205,257)         53,554
12,948
  Change in unrealized gain (loss)
    on investments ...................       (3,225,818)        137,134
262,800
  Reinvested capital gains ...........          662,022          55,207
  --
                                           ------------    ------------
------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (2,654,745)        271,011
275,580
                                           ------------    ------------
------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................        4,026,349       3,045,388
584,874
  Transfers between funds ............        4,007,402       5,377,081
1,646,479
  Surrenders .........................         (106,913)       (191,409)
   (36)
  Death benefits .....................          (14,827)         (1,216)
  --
  Policy loans (net of repayments)
    (note 5) .........................         (182,797)        (42,620)
    29
  Deductions for surrender charges
    (note 2d) ........................          (16,918)        (24,514)
  --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (1,045,761)       (632,760)
(84,140)
  Asset charges (note 3):
    FPVUL & VEL contracts ............          (39,737)        (23,008)
(2,917)
    MSP contracts ....................           (3,764)         (1,943)
   (10)
    SL contracts .....................           (3,068)         (1,552)
  (245)
                                           ------------    ------------
------------
      Net equity transactions ........        6,619,966       7,503,447
2,144,034
                                           ------------    ------------
------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        3,965,221       7,774,458
2,419,614
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       10,194,072       2,419,614
  --
                                           ------------    ------------
------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................       14,159,293      10,194,072
2,419,614
                                           ============    ============
============

CHANGES IN UNITS:
  Beginning units ....................          798,468         194,457
  --
                                           ------------    ------------
------------
  Units purchased ....................          797,422         679,802
202,309
  Units redeemed .....................         (236,089)        (75,791)
(7,852)
                                           ------------    ------------
------------
  Ending units .......................        1,359,801         798,468
194,457
                                           ============    ============
============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                              NSATEMMGM
                              NSATGTECGM

----------------------------------------------
------------------------------------------
                                                 2000            1999
1998             2000            1999         1998
                                         --------------    --------------
------------  --------------   ---------   -------------
INVESTMENT ACTIVITY:
  Net investment income.......           $              -                -
    -               -            -              -
  Realized gain (loss) on investments               (3,018)              -
    -          (4,426)           -              -
  Change in unrealized gain (loss)

    on investments.............                        336               -
    -        (195,957)           -              -
  Reinvested capital gains.....                          -               -
    -          10,013            -              -
                                            --------------  --------------
----------  --------------   ----------   ------------
    Net increase (decrease) in

      contract owners' equity

      resulting from operations                     (2,682)              -
    -        (190,370)           -              -
                                            --------------  --------------
----------  --------------   ----------   ------------


EQUITY TRANSACTIONS:

  Purchase payments received from

    contract owners............                        430               -
    -          36,330            -              -
  Transfers between funds......                     23,571               -
    -         719,894            -              -
  Surrenders...................                          -               -
    -               -            -              -
  Death benefits...............                          -               -
    -               -            -              -
  Policy loans (net of repayments)

    (note 5)...................                          -               -
    -             (22)           -              -
  Deductions for surrender charges

    (note 2d)..................                          -               -
    -               -            -              -
  Redemptions to pay cost of insurance

    charges and administrative charges

    (notes 2b and 2c)..........                       (398)              -
    -         (14,760)           -              -
  Asset charges (note 3):

    FPVUL & VEL contracts......                        (17)              -
    -            (358)           -              -
    MSP contracts..............                          -               -
    -              (4)           -              -
    SL contracts...............                        (73)              -
    -            (108)           -              -
                                            --------------  --------------
----------  --------------   ----------   ------------
      Net equity transactions..                     23,513               -
    -         740,972            -              -
                                            --------------  --------------
----------  --------------   ----------   ------------


NET CHANGE IN CONTRACT

  OWNERS' EQUITY...............                     20,831               -
    -         550,602            -              -
CONTRACT OWNERS' EQUITY BEGINNING

  OF PERIOD....................                          -               -
    -               -            -              -
                                            --------------  --------------
----------  --------------   ----------   ------------
CONTRACT OWNERS' EQUITY END

  OF PERIOD....................                    $20,831               -
    -         550,602            -              -
                                            ==============  ==============
==========  ==============   ==========   ============

CHANGES IN UNITS:
  Beginning units..............                          -               -
    -               -                           -
                                            --------------  --------------
----------  --------------   ----------   ------------
  Units purchased..............                      2,438               -
    -          92,911            -              -
  Units redeemed...............                        (47)              -
    -          (1,413)           -              -
                                             --------------  --------------
----------  --------------   ----------   -----------
  Ending units.................                      2,391               -
    -          91,498            -              -
                                            ==============  ==============
==========  ==============   ==========   ============

                                                        NSATINTGGM

---------------------------------------------
                                             2000            1999
1998
                                        -------------  --------------
--------------
INVESTMENT ACTIVITY:
  Net investment income.......                       -               -
    -
  Realized gain (loss) on investments              661               -
    -
  Change in unrealized gain (loss)

    on investments.............                    260               -
    -
  Reinvested capital gains.....                      -               -
    -
                                        --------------  --------------
--------------
    Net increase (decrease) in

      contract owners' equity

      resulting from operations                    921               -
    -
                                        --------------  --------------
--------------


EQUITY TRANSACTIONS:

  Purchase payments received from

    contract owners............                  1,248               -
    -
  Transfers between funds......                 23,447               -
    -
  Surrenders...................                      -               -
    -
  Death benefits...............                      -               -
    -
  Policy loans (net of repayments)

    (note 5)...................                      -               -
    -
  Deductions for surrender charges

    (note 2d)..................                      -               -
    -
  Redemptions to pay cost of insurance

    charges and administrative charges

    (notes 2b and 2c)..........                   (576)              -
    -
  Asset charges (note 3):

    FPVUL & VEL contracts......                    (20)              -
    -
    MSP contracts..............                      -               -
    -
    SL contracts...............                    (73)              -
    -
                                        --------------  --------------
--------------
      Net equity transactions..                 24,026               -
    -
                                        --------------  --------------
--------------


NET CHANGE IN CONTRACT

  OWNERS' EQUITY...............                 24,947               -
    -
CONTRACT OWNERS' EQUITY BEGINNING

  OF PERIOD....................                      -               -
    -
                                        --------------  --------------
--------------
CONTRACT OWNERS' EQUITY END

  OF PERIOD....................                 24,947               -
    -
                                        ==============  ==============
==============

CHANGES IN UNITS:
  Beginning units..............                    -                -
   -
                                        --------------  --------------
--------------
  Units purchased..............                  2,770               -
    -
  Units redeemed...............                    (73)              -
    -
                                         --------------  --------------
--------------
  Ending units.................                  2,697               -
    -
                                        ==============  ==============
==============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                  JANACAPAPS
                              JANAGLTCHS

---------------------------------------------   --------------------------------
                                                         2000            1999
        1998             2000            1999
                                                  --------------  --------------
 --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Net investment income........                   $      130,055               -
              -          88,473               -
  Realized gain (loss) on investments                   (531,461)              -
              -      (1,654,449)              -
  Change in unrealized gain (loss)

    on investments.............                       (3,401,482)              -
              -      (5,609,957)              -
  Reinvested capital gains.....                                -               -
              -               -               -
                                                  --------------  --------------
 --------------  --------------   -------------
    Net increase (decrease) in

      contract owners' equity

      resulting from operations                       (3,802,888)              -
              -      (7,175,933)              -
                                                  --------------  --------------
 --------------  --------------   -------------


EQUITY TRANSACTIONS:

  Purchase payments received from

    contract owners............                        4,655,897               -
              -       5,576,181               -
  Transfers between funds......                       22,374,018               -
              -      18,371,062               -
  Surrenders...................                          (74,366)              -
              -         (65,589)              -
  Death benefits...............                                -               -
              -            (282)              -
  Policy loans (net of repayments)

    (note 5)...................                          (27,728)              -
              -         (67,411)              -
  Deductions for surrender charges

    (note 2d)..................                          (11,767)              -
              -         (10,379)              -
  Redemptions to pay cost of insurance

    charges and administrative charges

    (notes 2b and 2c)..........                         (892,334)              -
              -        (930,882)              -
  Asset charges (note 3):

    FPVUL & VEL contracts......                          (33,096)              -
              -         (32,832)              -
    MSP contracts..............                           (4,072)              -
              -          (5,353)              -
    SL contracts...............                           (1,406)              -
              -            (670)              -
                                                  --------------  --------------
 --------------  --------------   -------------
      Net equity transactions..                       25,985,146               -
              -      22,833,845               -
                                                  --------------  --------------
 --------------  --------------   -------------


NET CHANGE IN CONTRACT

  OWNERS' EQUITY...............                       22,182,258               -
              -      15,657,912               -
CONTRACT OWNERS' EQUITY BEGINNING

  OF PERIOD....................                                -               -
              -               -               -
                                                  --------------  --------------
 --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END

  OF PERIOD....................                      $22,182,258               -
              -      15,657,912               -
                                                  ==============  ==============
 ==============  ==============   =============


CHANGES IN UNITS:
  Beginning units..............                                -               -
              -               -               -
                                                  --------------  --------------
 --------------  --------------   -------------
  Units purchased..............                        2,815,308               -
              -       2,513,806               -
  Units redeemed...............                         (120,018)              -
              -        (133,644)              -
                                                  --------------  --------------
 --------------  --------------   -------------
  Ending units.................                        2,695,290               -
              -       2,380,162               -

                                                  ==============  ==============
 ==============  ==============   =============

                                                  JANAGLTCHS
   JANAINTGRS
                                               ---------------
----------------------------------------------
                                                       1998            2000
      1999            1998
                                                --------------  --------------
--------------  --------------
INVESTMENT ACTIVITY:
  Net investment income........                             -         477,547
            -               -
  Realized gain (loss) on investments                        -      (1,380,504)
            -               -
  Change in unrealized gain (loss)

    on investments.............                              -      (2,809,392)
            -               -
  Reinvested capital gains.....                              -               -
            -               -
                                                --------------  --------------
--------------  --------------
    Net increase (decrease) in

      contract owners' equity

      resulting from operations                              -      (3,712,349)
            -               -
                                                --------------  --------------
--------------  --------------


EQUITY TRANSACTIONS:

  Purchase payments received from

    contract owners............                              -       3,860,854
            -               -
  Transfers between funds......                              -      19,317,238
            -               -
  Surrenders...................                              -         (64,857)
            -               -
  Death benefits...............                              -          (1,321)
            -               -
  Policy loans (net of repayments)

    (note 5)...................                              -         (44,077)
            -               -
  Deductions for surrender charges

    (note 2d)..................                              -         (10,263)
            -               -
  Redemptions to pay cost of insurance

    charges and administrative charges

    (notes 2b and 2c)..........                              -        (688,560)
            -               -
  Asset charges (note 3):

    FPVUL & VEL contracts......                              -         (25,778)
            -               -
    MSP contracts..............                              -          (2,921)
            -               -
    SL contracts...............                              -            (733)
            -               -
                                                --------------  --------------
--------------  --------------
      Net equity transactions..                              -      22,339,582
            -               -
                                                --------------  --------------
--------------  --------------


NET CHANGE IN CONTRACT

  OWNERS' EQUITY...............                              -      18,627,233
            -               -
CONTRACT OWNERS' EQUITY BEGINNING

  OF PERIOD....................                              -               -
            -               -
                                                --------------  --------------
--------------  --------------
CONTRACT OWNERS' EQUITY END

  OF PERIOD....................                              -      18,627,233
            -               -
                                                ==============  ==============
==============  ==============


CHANGES IN UNITS:
  Beginning units..............                              -               -
            -               -
                                                --------------  --------------
--------------  --------------
  Units purchased..............                              -       2,353,803
            -               -
  Units redeemed...............                              -        (100,741)
            -               -
                                                --------------  --------------
--------------  --------------
  Ending units.................                              -       2,253,062
            -               -
                                                ==============  ==============
==============  ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                  NSATBALJPM
                     NSATCAPAP

-----------------------------------------
-----------------------------------------
                                             2000          1999            1998
         2000            1999            1998
                                         -----------    -----------
-----------    -----------    -----------    -----------
INVESTMENT ACTIVITY
  Net investment income ..............   $   167,547         78,490
9,803         30,760         93,682         14,394
  Realized gain (loss) on investments         63,538        (42,204)
373       (652,870)       538,187         16,939
  Change in unrealized gain (loss)
    on investments ...................      (241,628)       (33,063)
22,806    (11,341,220)    (1,637,699)       469,266
  Reinvested capital gains ...........          --              495
2,184      4,845,304      1,352,393        174,093
                                         -----------    -----------
-----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (10,543)         3,718
35,166     (7,118,026)       346,563        674,692
                                         -----------    -----------
-----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,988,633      1,611,897
87,905      8,485,213      9,062,429      1,531,297
  Transfers between funds ............     1,908,503      1,487,269
640,480      1,967,580      7,693,905      4,379,971
  Surrenders .........................      (157,913)      (107,959)          --
        (306,983)      (206,070)          (118)
  Death benefits .....................       (11,305)          --             --
          10,787        (17,696)          --
  Policy loans (net of repayments)
    (note 5) .........................       (49,949)       (10,080)
(2,200)      (245,557)       (72,988)           731
  Deductions for surrender charges
    (note 2d) ........................       (24,988)       (13,826)          --
         (48,576)       (26,392)            (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (312,300)      (211,528)
(28,998)    (2,322,085)    (1,637,150)      (265,208)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (10,757)        (6,440)
(840)       (83,996)       (57,366)        (7,161)
    MSP contracts ....................        (2,649)          (439)
(3)        (5,475)        (1,785)           (26)
    SL contracts .....................        (1,847)          (638)
(71)        (4,898)        (1,205)          (603)
                                         -----------    -----------
-----------    -----------    -----------    -----------
      Net equity transactions ........     3,325,428      2,748,256
696,273      7,446,010     14,735,682      5,638,882
                                         -----------    -----------
-----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     3,314,885      2,751,974
731,439        327,984     15,082,245      6,313,574
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     3,483,413        731,439           --
      21,395,819      6,313,574           --
                                         -----------    -----------
-----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 6,798,298      3,483,413
731,439     21,723,803     21,395,819      6,313,574
                                         ===========    ===========
===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................       327,982         67,709           --
       1,644,036        485,911           --
                                         -----------    -----------
-----------    -----------    -----------    -----------
  Units purchased ....................       449,447        353,956
70,786      1,198,867      1,379,462        509,866
  Units redeemed .....................      (129,366)       (93,683)
(3,077)      (494,498)      (221,337)       (23,955)
                                         -----------    -----------
-----------    -----------    -----------    -----------
  Ending units .......................       648,063        327,982
67,709      2,348,405      1,644,036        485,911
                                         ===========    ===========
===========    ===========    ===========    ===========

                                                          NSATEQIFED

-----------------------------------------
                                              2000            1999
1998
                                          -----------    -----------
-----------
INVESTMENT ACTIVITY
  Net investment income ..............         14,259          1,651
879
  Realized gain (loss) on investments          46,405         16,878
157
  Change in unrealized gain (loss)
    on investments ...................       (334,972)        84,114
15,021
  Reinvested capital gains ...........           --              202
2,636
                                          -----------    -----------
-----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (274,308)       102,845
18,693
                                          -----------    -----------
-----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................        473,028        100,722
28,736
  Transfers between funds ............      1,253,216        527,196
202,838
  Surrenders .........................         (6,869)          (207)
--
  Death benefits .....................           --             --
--
  Policy loans (net of repayments)
    (note 5) .........................        (32,403)        (1,768)
--
  Deductions for surrender charges
    (note 2d) ........................         (1,087)           (26)
--
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (157,503)       (48,952)
(5,984)
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (5,044)        (1,993)
(247)
    MSP contracts ....................           (589)           (80)
(1)
    SL contracts .....................           (503)           (77)
(21)
                                          -----------    -----------
-----------
      Net equity transactions ........      1,522,246        574,815
225,321
                                          -----------    -----------
-----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      1,247,938        677,660
244,014
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................        921,674        244,014
--
                                          -----------    -----------
-----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................      2,169,612        921,674
244,014
                                          ===========    ===========
===========

CHANGES IN UNITS:
  Beginning units ....................         67,642         21,211
--
                                          -----------    -----------
-----------
  Units purchased ....................        135,367         51,440
21,799
  Units redeemed .....................        (22,437)        (5,009)
(588)
                                          -----------    -----------
-----------
  Ending units .......................        180,572         67,642
21,211
                                          ===========    ===========
===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                          NSATGLOB50
                         NSATGVTBD

--------------------------------------------
--------------------------------------------
                                             2000            1999
1998           2000            1999            1998
                                         ------------    ------------
------------  ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    162,075          (1,843)
1,916     2,083,360         760,961          83,055
  Realized gain (loss) on investments          84,827         108,508
 126      (164,247)       (653,491)          9,736
  Change in unrealized gain (loss)
    on investments ...................     (4,336,580)        997,392
38,188     2,189,054        (442,511)        (84,436)
  Reinvested capital gains ...........        945,098         456,545
3,213          --            35,939          22,403
                                         ------------    ------------
------------  ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......     (3,144,580)      1,560,602
43,443     4,108,167        (299,102)         30,758
                                         ------------    ------------
------------  ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     12,463,148       1,045,536
96,340    17,668,928       5,188,264         480,508
  Transfers between funds ............      2,956,853      12,602,010
374,760     9,887,594      10,824,196       4,241,272
  Surrenders .........................        (17,060)       (149,120)
 (20)      (72,334)         (7,882)            (58)
  Death benefits .....................           --              (783)
--            (652)           (779)           --
  Policy loans (net of repayments)
    (note 5) .........................        (18,038)         (3,556)
(199)     (103,358)        (10,210)           (822)
  Deductions for surrender charges
    (note 2d) ........................         (2,700)        (19,098)
--         (11,446)         (1,010)             (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (486,956)       (215,865)
(19,705)   (1,298,442)       (747,310)        (51,451)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (10,018)         (4,771)
(571)      (21,054)        (13,896)         (2,112)
    MSP contracts ....................        (54,582)            (78)
  (2)       (3,139)         (3,046)             (8)
    SL contracts .....................           (649)         (8,899)
 (48)       (7,679)         (1,057)           (178)
                                         ------------    ------------
------------  ------------    ------------    ------------
      Net equity transactions ........     14,829,998      13,245,376
450,555    26,038,418      15,227,270       4,667,150
                                         ------------    ------------
------------  ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     11,685,418      14,805,978
493,998    30,146,585      14,928,168       4,697,908
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     15,299,976         493,998
--      19,626,076       4,697,908            --
                                         ------------    ------------
------------  ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 26,985,394      15,299,976
493,998    49,772,661      19,626,076       4,697,908
                                         ============    ============
============  ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................      1,116,697          41,464
--       1,882,004         436,992            --
                                         ------------    ------------
------------  ------------    ------------    ------------
  Units purchased ....................      1,201,157       1,104,898
43,495     2,670,982       1,601,216         442,110
  Units redeemed .....................        (61,297)        (29,665)
(2,031)     (282,166)       (156,204)         (5,118)
                                         ------------    ------------
------------  ------------    ------------    ------------
  Ending units .......................      2,256,557       1,116,697
41,464     4,270,820       1,882,004         436,992
                                         ============    ============
============  ============    ============    ============

                                                           NSATHIIFED
                                        ---
-----------------------------------------
                                              2000            1999
1998
                                         ------------    ------------
------------

INVESTMENT ACTIVITY:
  Net investment income ..............      1,110,135         305,361
22,639
  Realized gain (loss) on investments        (309,417)          2,166
(6,931)
  Change in unrealized gain (loss)
    on investments ...................     (1,573,020)       (155,595)
7,941
  Reinvested capital gains ...........           --               645
--
                                         ------------    ------------
------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (772,302)        152,577
23,649
                                         ------------    ------------
------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      5,531,190       4,145,976
116,422
  Transfers between funds ............      2,945,536       3,041,733
850,224
  Surrenders .........................       (202,047)         (1,402)
--
  Death benefits .....................           (243)           --
--
  Policy loans (net of repayments)
    (note 5) .........................         27,348          (1,976)
--
  Deductions for surrender charges
    (note 2d) ........................        (31,972)           (180)
--
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (295,849)       (134,672)
(18,455)
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (5,820)         (4,222)
(756)
    MSP contracts ....................           (873)            (16)
  (3)
    SL contracts .....................           (176)           (549)
 (64)
                                         ------------    ------------
------------
      Net equity transactions ........      7,967,094       7,044,692
947,368
                                         ------------    ------------
------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      7,194,792       7,197,269
971,017
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      8,168,286         971,017
--
                                         ------------    ------------
------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     15,363,078       8,168,286
971,017
                                         ============    ============
============

CHANGES IN UNITS:
  Beginning units ....................        805,022          92,454
--
                                         ------------    ------------
------------
  Units purchased ....................        918,997         756,587
94,321
  Units redeemed .....................        (63,618)        (44,019)
(1,867)
                                         ------------    ------------
------------
  Ending units .......................      1,660,401         805,022
92,454
                                         ============    ============
============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                        NSATMCPSTR
                       NSATMCIXDR

--------------------------------------------
------------------------------------------
                                            2000            1999            1998
            2000          1999            1998
                                        ------------    ------------
------------    ------------  ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............  $    (36,857)         (2,128)
(30)         23,516         1,210             761
  Realized gain (loss) on investments      1,416,485         327,350
(29)        291,278        14,818          (2,902)
  Change in unrealized gain (loss)
    on investments ...................    (7,958,483)      1,323,586
48,847        (336,854)       51,305          29,815
  Reinvested capital gains ...........       922,208         515,885
--           238,697        47,431            --
                                        ------------    ------------
------------    ------------  ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    (5,656,647)      2,164,693
48,788         216,637       114,764          27,674
                                        ------------    ------------
------------    ------------  ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................    11,164,429       2,422,960
106,807       1,349,384        29,706          38,598
  Transfers between funds ............    12,673,990       6,109,550
294,315       4,514,754       418,208         239,349
  Surrenders .........................      (176,519)         (8,289)
--            (1,416)         (445)           --
  Death benefits .....................          (276)         (1,613)
--              --            --              --
  Policy loans (net of repayments)
    (note 5) .........................      (111,058)        (24,425)
(514)         (1,227)       (3,245)           --
  Deductions for surrender charges
    (note 2d) ........................       (27,932)         (1,062)
--              (224)          (57)           --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................    (1,032,843)       (166,998)
(20,594)       (182,757)      (35,179)         (6,590)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (33,805)         (5,799)
(658)         (7,127)       (2,054)           (289)
    MSP contracts ....................        (2,152)            (79)
 (2)         (2,018)          (35)             (1)
    SL contracts .....................        (1,262)           (147)
(55)           (272)          (34)            (24)
                                        ------------    ------------
------------    ------------  ------------    ------------
      Net equity transactions ........    22,452,572       8,324,098
379,299       5,669,097       406,865         271,043
                                        ------------    ------------
------------    ------------  ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................    16,795,925      10,488,791
428,087       5,885,734       521,629         298,717
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................    10,916,878         428,087
--           820,346       298,717            --
                                        ------------    ------------
------------    ------------  ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................  $ 27,712,803      10,916,878
428,087       6,706,080       820,346         298,717
                                        ============    ============
============    ============  ============    ============

CHANGES IN UNITS:
  Beginning units ....................       580,219          37,396
--            61,224        26,958            --
                                        ------------    ------------
------------    ------------  ------------    ------------
  Units purchased ....................     1,233,405         556,514
39,590         399,626        37,816          27,645
  Units redeemed .....................       (97,413)        (13,691)
(2,194)        (13,571)       (3,550)           (687)
                                        ------------    ------------
------------    ------------  ------------    ------------
  Ending units .......................     1,716,211         580,219
37,396         447,279        61,224          26,958
                                        ============    ============
============    ============  ============    ============

                                                             NSATMMKT

-----------------------------------------
                                               2000            1999
1998
                                          ------------    ------------
------------
INVESTMENT ACTIVITY:
  Net investment income ..............      10,047,951       3,236,644
504,596
  Realized gain (loss) on investments             --              --
 --
  Change in unrealized gain (loss)
    on investments ...................            --              --
 --
  Reinvested capital gains ...........            --              --
 --
                                          ------------    ------------
------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      10,047,951       3,236,644
504,596
                                          ------------    ------------
------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     551,344,398     352,373,390
88,272,542
  Transfers between funds ............    (450,193,315)   (230,478,324)
(60,507,727)
  Surrenders .........................      (1,793,468)       (235,503)
(201,196)
  Death benefits .....................            --           (27,182)
 --
  Policy loans (net of repayments)
    (note 5) .........................      (3,989,346)     (2,684,887)
(1,000,116)
  Deductions for surrender charges
    (note 2d) ........................        (283,795)        (30,161)
(2,354)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (11,953,409)     (7,099,744)
(1,866,745)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (251,927)       (155,882)
(58,762)
    MSP contracts ....................         (45,487)        (18,983)
 (210)
    SL contracts .....................         (26,948)        (43,454)
(4,947)
                                          ------------    ------------
------------
      Net equity transactions ........      82,806,703     111,599,270
24,630,485
                                          ------------    ------------
------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      92,854,654     114,835,914
25,135,081
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     139,970,995      25,135,081
 --
                                          ------------    ------------
------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     232,825,649     139,970,995
25,135,081
                                          ============    ============
============

CHANGES IN UNITS:
  Beginning units ....................      13,058,280       2,395,406
 --
                                          ------------    ------------
------------
  Units purchased ....................      44,348,389      33,458,797
8,773,206
  Units redeemed .....................     (36,845,146)    (22,795,923)
(6,377,800)
                                          ------------    ------------
------------
  Ending units .......................      20,561,523      13,058,280
2,395,406
                                          ============    ============
============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                        NSATMBDMAS
                        NSATSMCAPG

--------------------------------------------
-----------------------------------------
                                             2000            1999
1998             2000            1999          1998
                                         ------------    ------------
------------    ------------    ------------    ----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $  1,344,591         396,175
20,392          (1,793)            (31)         --
  Realized gain (loss) on investments         (66,760)        (26,402)
(3,929)        (30,328)        (45,165)         --
  Change in unrealized gain (loss)
    on investments ...................       (112,147)       (125,056)
 781      (1,279,267)      1,020,705          --
  Reinvested capital gains ...........           --              --
 691          72,445         101,886          --
                                         ------------    ------------
------------    ------------    ------------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      1,165,684         244,717
17,935      (1,238,943)      1,077,395          --
                                         ------------    ------------
------------    ------------    ------------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      9,346,749       3,583,938
238,773       1,154,557       1,120,048          --
  Transfers between funds ............      3,298,958       8,648,087
687,922       4,644,251         516,673          --
  Surrenders .........................        (62,839)         (4,080)
--            (1,187)           --            --
  Death benefits .....................           --                21
--              --              --            --
  Policy loans (net of repayments)
    (note 5) .........................        (10,119)         (7,035)
(427)        (11,214)           --            --
  Deductions for surrender charges
    (note 2d) ........................         (9,943)           (523)
--              (188)           --            --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (538,746)       (202,496)
(20,588)       (216,886)         (3,049)         --
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (8,327)         (5,111)
(994)         (7,874)           (190)         --
    MSP contracts ....................        (37,227)           (340)
  (4)         (1,016)            (16)         --
    SL contracts .....................           (891)         (6,384)
 (84)           (401)            (68)         --
                                         ------------    ------------
------------    ------------    ------------    ----------
      Net equity transactions ........     11,977,615      12,006,077
904,598       5,560,042       1,633,398          --
                                         ------------    ------------
------------    ------------    ------------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     13,143,299      12,250,794
922,533       4,321,099       2,710,793          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     13,173,327         922,533
--         2,710,793            --            --
                                         ------------    ------------
------------    ------------    ------------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 26,316,626      13,173,327
922,533       7,031,892       2,710,793          --
                                         ============    ============
============    ============    ============    ==========

CHANGES IN UNITS:
  Beginning units ....................      1,283,724          90,322
--           132,226            --            --
                                         ------------    ------------
------------    ------------    ------------    ----------
  Units purchased ....................      1,242,287       1,252,855
96,867         290,611         132,396          --
  Units redeemed .....................        (92,882)        (59,453)
(6,545)        (13,237)           (170)         --
                                         ------------    ------------
------------    ------------    ------------    ----------
  Ending units .......................      2,433,129       1,283,724
90,322         409,600         132,226          --
                                         ============    ============
============    ============    ============    ==========
                                                            NSATSMCAPV

---------------------------------------------
                                              2000           1999
1998
                                         ------------    ------------
------------
INVESTMENT ACTIVITY:
  Net investment income ..............         (6,507)           (609)
 (72)
  Realized gain (loss) on investments         378,887         215,517
(8,544)
  Change in unrealized gain (loss)
    on investments ...................     (2,383,146)       (194,598)
118,603
  Reinvested capital gains ...........      2,830,882         651,318
--
                                         ------------    ------------
------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        820,116         671,628
109,987
                                         ------------    ------------
------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      4,858,757         837,148
186,610
  Transfers between funds ............      6,033,116       2,112,202
774,453
  Surrenders .........................        (80,683)         (7,439)
--
  Death benefits .....................           --               222
--
  Policy loans (net of repayments)
    (note 5) .........................        (42,449)        (13,801)
(2,782)
  Deductions for surrender charges
    (note 2d) ........................        (12,767)           (953)
--
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (687,469)       (244,824)
(34,791)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (26,379)        (10,039)
(1,048)
    MSP contracts ....................         (2,432)           (356)
  (4)
    SL contracts .....................         (1,182)           (386)
 (88)
                                         ------------    ------------
------------
      Net equity transactions ........     10,038,512       2,671,774
922,350
                                         ------------    ------------
------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     10,858,628       3,343,402
1,032,337
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      4,375,739       1,032,337
--
                                         ------------    ------------
------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     15,234,367       4,375,739
1,032,337
                                         ============    ============
============

CHANGES IN UNITS:
  Beginning units ....................        354,123         106,497
--
                                         ------------    ------------
------------
  Units purchased ....................        821,558         273,364
110,966
  Units redeemed .....................        (69,600)        (25,738)
(4,469)
                                         ------------    ------------
------------
  Ending units .......................      1,106,081         354,123
106,497
                                         ============    ============
============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                           NSATSMCO
                          NSATSTRVAL

--------------------------------------------
------------------------------------------
                                             2000            1999
1998             2000            1999          1998
                                         ------------    ------------
------------    ------------    ------------    ----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    (18,475)         (4,091)
(112)         11,593           5,539         1,028
  Realized gain (loss) on investments       1,962,134         439,543
(6,379)         60,307          17,888        (7,839)
  Change in unrealized gain (loss)
    on investments ...................     (6,709,330)      2,711,547
132,974          33,455         (70,115)       43,881
  Reinvested capital gains ...........      6,779,344         500,536
--              --            22,264          --
                                         ------------    ------------
------------    ------------    ------------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      2,013,673       3,647,535
126,483         105,355         (24,424)       37,070
                                         ------------    ------------
------------    ------------    ------------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     13,832,839       2,908,526
360,233         217,062         113,739        26,097
  Transfers between funds ............     15,651,034       5,337,212
1,192,844          36,281         555,257       290,790
  Surrenders .........................       (181,834)         (6,177)
 (43)         (2,555)           (534)         --
  Death benefits .....................         (2,655)         (1,172)
--              --              --            --
  Policy loans (net of repayments)
    (note 5) .........................       (173,061)        (23,244)
(2,442)          5,717          (6,758)          368
  Deductions for surrender charges
    (note 2d) ........................        (28,773)           (791)
  (1)           (404)            (68)         --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (1,154,682)       (349,442)
(64,333)        (70,189)        (38,618)       (7,966)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (39,974)        (13,385)
(2,107)         (3,692)         (2,342)         (354)
    MSP contracts ....................         (4,563)           (382)
  (8)           (245)            (47)           (1)
    SL contracts .....................         (2,226)           (788)
(177)           (704)            (54)          (30)
                                         ------------    ------------
------------    ------------    ------------    ----------
      Net equity transactions ........     27,896,105       7,850,357
1,483,966         181,271         620,575       308,904
                                         ------------    ------------
------------    ------------    ------------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     29,909,778      11,497,892
1,610,449         286,626         596,151       345,974
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     13,108,341       1,610,449
--           942,125         345,974          --
                                         ------------    ------------
------------    ------------    ------------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 43,018,119      13,108,341
1,610,449       1,228,751         942,125       345,974
                                         ============    ============
============    ============    ============    ==========

CHANGES IN UNITS:
  Beginning units ....................        900,802         159,462
--            96,897          34,463          --
                                         ------------    ------------
------------    ------------    ------------    ----------
  Units purchased ....................      1,953,863         777,178
167,063          45,789          67,374        35,384
  Units redeemed .....................       (108,007)        (35,838)
(7,601)        (25,096)         (4,940)         (921)
                                         ------------    ------------
------------    ------------    ------------    ----------
  Ending units .......................      2,746,658         900,802
159,462         117,590          96,897        34,463
                                         ============    ============
============    ============    ============    ==========
                                                             NSATTOTRTN

-----------------------------------------
                                                2000            1999
1998
                                           ------------    ------------
------------
INVESTMENT ACTIVITY:
  Net investment income ..............          187,613          95,790
26,909
  Realized gain (loss) on investments           344,754          22,208
(21,020)
  Change in unrealized gain (loss)
    on investments ...................      (13,348,541)        (33,899)
283,836
  Reinvested capital gains ...........       11,991,779         809,302
321,440
                                           ------------    ------------
------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......         (824,395)        893,401
611,165
                                           ------------    ------------
------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       10,272,164       7,871,786
2,620,309
  Transfers between funds ............        4,280,493       9,589,090
5,463,668
  Surrenders .........................         (358,609)       (153,144)
   (81)
  Death benefits .....................           16,036         (25,003)
  --
  Policy loans (net of repayments)
    (note 5) .........................         (580,464)       (318,100)
(4,594)
  Deductions for surrender charges
    (note 2d) ........................          (56,746)        (19,613)
    (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (3,360,137)     (2,208,818)
(385,652)
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (122,772)        (73,719)
(10,105)
    MSP contracts ....................           (6,483)         (3,448)
   (36)
    SL contracts .....................          (10,831)         (2,037)
  (851)
                                           ------------    ------------
------------
      Net equity transactions ........       10,072,651      14,656,994
7,682,657
                                           ------------    ------------
------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        9,248,256      15,550,395
8,293,822
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       23,844,217       8,293,822
  --
                                           ------------    ------------
------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................       33,092,473      23,844,217
8,293,822
                                           ============    ============
============

CHANGES IN UNITS:
  Beginning units ....................        1,894,394         702,435
  --
                                           ------------    ------------
------------
  Units purchased ....................        1,307,532       1,426,646
740,122
  Units redeemed .....................         (485,526)       (234,687)
(37,687)
                                           ------------    ------------
------------
  Ending units .......................        2,716,400       1,894,394
702,435
                                           ============    ============
============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                          NBAMTGUARD
                           NBAMTMCGR

-----------------------------------------
-----------------------------------------
                                             2000         1999            1998
        2000            1999            1998
                                         -----------    -----------
-----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    14,917          3,298
(83)       (41,606)        (7,463)           (52)
  Realized gain (loss) on investments        109,026        137,366
(5,499)     4,566,336      1,188,750          3,904
  Change in unrealized gain (loss)
    on investments ...................      (185,904)        77,047
82,886    (10,290,829)     3,039,884        176,285
  Reinvested capital gains ...........          --             --             --
           6,497         37,807           --
                                         -----------    -----------
-----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (61,961)       217,711
77,304     (5,759,602)     4,258,978        180,137
                                         -----------    -----------
-----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       791,413        436,993
246,176     15,764,083      9,784,832         57,715
  Transfers between funds ............     2,086,291      1,360,544
891,240     16,272,282     (2,147,643)       560,630
  Surrenders .........................       (37,547)       (62,331)
(2)       (82,297)       (16,427)           (20)
  Death benefits .....................          --             --             --
          (5,370)        (4,321)          --
  Policy loans (net of repayments)
    (note 5) .........................       (16,305)        (3,869)
(318)      (106,262)       (67,280)          (140)
  Deductions for surrender charges
    (note 2d) ........................        (5,941)        (7,983)          --
         (13,023)        (2,104)          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (259,871)      (169,963)
(17,719)    (1,383,172)      (350,946)       (55,646)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (12,978)        (8,142)
(742)       (48,371)       (11,378)        (1,407)
    MSP contracts ....................          (543)          (127)
(3)        (5,311)          (459)            (5)
    SL contracts .....................          (579)          (100)
(62)        (2,701)          (716)          (118)
                                         -----------    -----------
-----------    -----------    -----------    -----------
      Net equity transactions ........     2,543,940      1,545,022
1,118,570     30,389,858      7,183,558        561,009
                                         -----------    -----------
-----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     2,481,979      1,762,733
1,195,874     24,630,256     11,442,536        741,146
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     2,958,607      1,195,874           --
      12,183,682        741,146           --
                                         -----------    -----------
-----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 5,440,586      2,958,607
1,195,874     36,813,938     12,183,682        741,146
                                         ===========    ===========
===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................       202,892         56,533           --
         640,951         85,872           --
                                         -----------    -----------
-----------    -----------    -----------    -----------
  Units purchased ....................       252,130        167,370
58,160      1,560,513        995,573         90,761
  Units redeemed .....................       (58,231)       (21,011)
(1,627)       (79,404)      (440,494)        (4,889)
                                         -----------    -----------
-----------    -----------    -----------    -----------
  Ending units .......................       396,791        202,892
56,533      2,122,060        640,951         85,872
                                         ===========    ===========
===========    ===========    ===========    ===========
                                                          NBAMTPART

---------------------------------------
                                           2000            1999            1998
                                         -----------    -----------
-----------
INVESTMENT ACTIVITY:
  Net investment income ..............        50,670         54,744
(176)
  Realized gain (loss) on investments       (276,792)         1,248
(13,483)
  Change in unrealized gain (loss)
    on investments ...................      (888,222)       196,040
255,133
  Reinvested capital gains ...........     1,184,100         98,874
3,599
                                         -----------    -----------
-----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        69,756        350,906
245,073
                                         -----------    -----------
-----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     2,034,154      2,049,277
831,946
  Transfers between funds ............     1,022,755      1,699,822
3,231,525
  Surrenders .........................      (165,342)       (78,561)
(16)
  Death benefits .....................          (502)        (2,713)          --

  Policy loans (net of repayments)
    (note 5) .........................       (95,808)      (216,206)
(174)
  Deductions for surrender charges
    (note 2d) ........................       (26,163)       (10,061)          --

  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (540,817)      (464,515)
(144,625)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (25,778)       (22,616)
(4,977)
    MSP contracts ....................        (3,445)          (622)
(18)
    SL contracts .....................        (1,681)        (1,766)
(419)
                                         -----------    -----------
-----------
      Net equity transactions ........     2,197,373      2,952,039
3,913,242
                                         -----------    -----------
-----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     2,267,129      3,302,945
4,158,315
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     7,461,260      4,158,315           --

                                         -----------    -----------
-----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     9,728,389      7,461,260
4,158,315
                                         ===========    ===========
===========

CHANGES IN UNITS:
  Beginning units ....................       676,989        401,819           --

                                         -----------    -----------
-----------
  Units purchased ....................       383,557        382,626
417,585
  Units redeemed .....................      (170,279)      (107,456)
(15,766)
                                         -----------    -----------
-----------
  Ending units .......................       890,267        676,989
401,819
                                         ===========    ===========
===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                        OPPAGGGRVA
                        OPPCAPAPVA

-------------------------------------------
-----------------------------------------
                                            2000            1999          1998
          2000            1999            1998
                                         ------------    ------------
------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    (52,493)         (2,942)
(54)         (8,362)          5,876            (134)
  Realized gain (loss) on investments       4,488,570         618,388
1,246       1,792,860         191,495          20,735
  Change in unrealized gain (loss)
    on investments ...................    (19,721,439)      2,906,737
155,404      (5,403,446)      2,561,317         255,097
  Reinvested capital gains ...........        950,033            --
270       1,434,225         110,334             101
                                         ------------    ------------
------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    (14,335,329)      3,522,183
156,866      (2,184,723)      2,869,022         275,799
                                         ------------    ------------
------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     24,690,515       2,894,019
298,181      12,133,627       2,754,479         522,163
  Transfers between funds ............     38,617,778       4,290,831
753,401      25,912,373       7,064,837       1,352,464
  Surrenders .........................       (184,820)        (25,306)
(318)     (1,774,425)       (254,161)           (369)
  Death benefits .....................         (6,793)            295
--            (7,097)           (300)           --
  Policy loans (net of repayments)
    (note 5) .........................       (384,286)        (37,694)
(2,146)       (290,219)        (72,268)        (10,091)
  Deductions for surrender charges
    (note 2d) ........................        (29,245)         (3,241)
(4)       (280,781)        (32,551)             (4)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (2,643,790)       (416,901)
(60,958)     (2,024,385)       (655,772)        (91,465)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (84,929)        (13,629)
(1,372)        (73,662)        (23,800)         (2,763)
    MSP contracts ....................        (14,660)           (182)
(5)         (8,607)           (983)            (10)
    SL contracts .....................         (7,197)           (488)
(115)         (4,224)           (390)           (233)
                                         ------------    ------------
------------    ------------    ------------    ------------
      Net equity transactions ........     59,952,573       6,687,704
986,664      33,582,600       8,779,091       1,769,692
                                         ------------    ------------
------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     45,617,244      10,209,887
1,143,530      31,397,877      11,648,113       2,045,491
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     11,353,417       1,143,530
--        13,693,604       2,045,491            --
                                         ------------    ------------
------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     56,970,661      11,353,417
1,143,530      45,091,481      13,693,604       2,045,491
                                         ============    ============
============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................        570,019         101,944
--           806,675         165,067            --
                                         ------------    ------------
------------    ------------    ------------    ------------
  Units purchased ....................      3,007,222         544,229
108,530       2,290,226         715,374         174,797
  Units redeemed .....................       (149,167)        (76,154)
(6,586)       (257,837)        (73,766)         (9,730)
                                         ------------    ------------
------------    ------------    ------------    ------------
  Ending units .......................      3,428,074         570,019
101,944       2,839,064         806,675         165,067
                                         ============    ============
============    ============    ============    ============
                                                           OPPGLSECVA

-----------------------------------------
                                               2000          1999         1998
                                           ------------    ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income ..............           (1,051)        --          --
  Realized gain (loss) on investments          (138,650)        --          --
  Change in unrealized gain (loss)
    on investments ...................           70,484         --          --
  Reinvested capital gains ...........             --           --          --
                                           ------------    ---------   ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......          (69,217)        --          --
                                           ------------    ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................          756,191         --          --
  Transfers between funds ............        3,400,619         --          --
  Surrenders .........................           (1,589)        --          --
  Death benefits .....................             --           --          --
  Policy loans (net of repayments)
    (note 5) .........................           (2,407)        --          --
  Deductions for surrender charges
    (note 2d) ........................             (252)        --          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................          (70,452)        --          --
  Asset charges (note 3):
    FPVUL & VEL contracts ............           (1,673)        --          --
    MSP contracts ....................           (1,076)        --          --
    SL contracts .....................              (94)        --          --
                                           ------------    ---------   ---------
      Net equity transactions ........        4,079,267         --          --
                                           ------------    ---------   ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        4,010,050         --          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................             --           --          --
                                           ------------    ---------   ---------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....        4,010,050         --          --
                                           ============    =========   =========

CHANGES IN UNITS:
  Beginning units ....................             --           --          --
                                           ------------    ---------   ---------
  Units purchased ....................          426,089         --          --
  Units redeemed .....................           (8,082)        --          --
                                           ------------    ---------   ---------
  Ending units .......................          418,007         --          --
                                           ============    =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                  OPPMGRINVA
                    STOPP2

--------------------------------------------
---------------------------------------
                                             2000            1999
1998             2000          1999        1998
                                         ------------    ------------
------------    ------------    ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income ..............   $     28,289           8,173
 (84)         (1,449)        --          --
  Realized gain (loss) on investments         349,566         (12,270)
(19,661)          7,469         --          --
  Change in unrealized gain (loss)
    on investments ...................     (2,767,885)        713,752
80,325        (478,402)        --          --
  Reinvested capital gains ...........        509,013          17,163
 645         501,505         --          --
                                         ------------    ------------
------------    ------------    ---------   ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......     (1,881,017)        726,818
61,225          29,123         --          --
                                         ------------    ------------
------------    ------------    ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      6,051,658       1,687,758
284,513       1,381,833         --          --
  Transfers between funds ............     11,215,475       3,276,499
1,343,627       3,738,013         --          --
  Surrenders .........................       (108,972)        (24,107)
(418)        (11,246)        --          --
  Death benefits .....................          7,734          (9,603)
--              --           --          --
  Policy loans (net of repayments)
    (note 5) .........................       (207,915)        (23,549)
(16,228)        (10,320)        --          --
  Deductions for surrender charges
    (note 2d) ........................        (17,244)         (3,088)
  (5)         (1,779)        --          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (1,065,069)       (314,964)
(43,383)        (61,655)        --          --
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (39,206)        (12,409)
(1,608)         (1,167)        --          --
    MSP contracts ....................         (6,649)           (626)
  (6)           (206)        --          --
    SL contracts .....................         (3,480)           (620)
(135)           (147)        --          --
                                         ------------    ------------
------------    ------------    ---------   ---------
      Net equity transactions ........     15,826,332       4,575,291
1,566,357       5,033,326         --          --
                                         ------------    ------------
------------    ------------    ---------   ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     13,945,315       5,302,109
1,627,582       5,062,449         --          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      6,929,691       1,627,582
--              --           --          --
                                         ------------    ------------
------------    ------------    ---------   ---------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     20,875,006       6,929,691
1,627,582       5,062,449         --          --
                                         ============    ============
============    ============    =========   =========

CHANGES IN UNITS:
  Beginning units ....................        558,424         158,153
--              --           --          --
                                         ------------    ------------
------------    ------------    ---------   ---------
  Units purchased ....................      1,423,961         436,576
164,578         523,047         --          --
  Units redeemed .....................       (119,721)        (36,305)
(6,425)         (8,938)        --          --
                                         ------------    ------------
------------    ------------    ---------   ---------
  Ending units .......................      1,862,664         558,424
158,153         514,109         --          --
                                         ============    ============
============    ============    =========   =========

                                                          NSATGFOCTU

-----------------------------------------
                                             2000          1999        1998
                                        ------------    ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income ..............          --           --          --
  Realized gain (loss) on investments        (27,217)        --          --
  Change in unrealized gain (loss)
    on investments ...................        (4,210)        --          --
  Reinvested capital gains ...........          --           --          --
                                        ------------    ---------   ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (31,427)        --          --
                                        ------------    ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................         8,564         --          --
  Transfers between funds ............       102,537         --          --
  Surrenders .........................          --           --          --
  Death benefits .....................          --           --          --
  Policy loans (net of repayments)
    (note 5) .........................          --           --          --
  Deductions for surrender charges
    (note 2d) ........................          --           --          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................        (1,091)        --          --
  Asset charges (note 3):
    FPVUL & VEL contracts ............           (35)        --          --
    MSP contracts ....................            (4)        --          --
    SL contracts .....................            (8)        --          --
                                        ------------    ---------   ---------
      Net equity transactions ........       109,963         --          --
                                        ------------    ---------   ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        78,536         --          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................          --           --          --
                                        ------------    ---------   ---------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....        78,536         --          --
                                        ============    =========   =========

CHANGES IN UNITS:
  Beginning units ....................          --           --          --
                                        ------------    ---------   ---------
  Units purchased ....................        12,533         --          --
  Units redeemed .....................          (154)        --          --
                                        ------------    ---------   ---------
  Ending units .......................        12,379         --          --
                                        ============    =========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                   MSUEMMKT
                   MSUMCAPGR

-----------------------------------------
-----------------------------------------
                                             2000            1999         1998
          2000          1999            1998
                                         -----------    -----------
-----------    -----------    -------------   -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $   150,351         84,931
18,583           (162)            --            --
  Realized gain (loss) on investments         88,105         17,142
(32,880)       (13,306)            --            --
  Change in unrealized gain (loss)
    on investments ...................      (119,691)        20,955
(7,323)       (98,350)            --            --
  Reinvested capital gains ...........          --             --             --
             800             --            --
                                         -----------    -----------
-----------    -----------    -------------   -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       118,765        123,028
(21,620)      (111,018)            --            --
                                         -----------    -----------
-----------    -----------    -------------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       423,869        176,047
41,423         88,544             --            --
  Transfers between funds ............       353,545        265,717
144,407        877,199             --            --
  Surrenders .........................          (956)          (137)          --
            (650)            --            --
  Death benefits .....................          --             --             --
            --               --            --
  Policy loans (net of repayments)
    (note 5) .........................        (6,273)          (792)          --
             (83)            --            --
  Deductions for surrender charges
    (note 2d) ........................          (151)           (17)          --
            (103)            --            --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (78,727)       (30,191)
(6,534)       (12,506)            --            --
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (3,151)        (1,369)
(152)          (300)            --            --
    MSP contracts ....................          (105)            (2)
(1)           (74)            --            --
    SL contracts .....................          (173)            (2)
(13)            (2)            --            --
                                         -----------    -----------
-----------    -----------    -------------   -----------
      Net equity transactions ........       687,878        409,254
179,130        952,025             --            --
                                         -----------    -----------
-----------    -----------    -------------   -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       806,643        532,282
157,510        841,007             --            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       689,792        157,510           --
            --               --            --
                                         -----------    -----------
-----------    -----------    -------------   -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     1,496,435        689,792
157,510        841,007             --            --
                                         ===========    ===========
===========    ===========    =============   ===========

CHANGES IN UNITS: ....................
  Beginning units ....................        75,186         21,992           --
            --               --            --
                                                --             --             --
            --               --            --
  Units purchased ....................        90,977         57,926
22,914         98,221             --            --
  Units redeemed .....................       (19,742)        (4,732)
(922)        (1,379)            --            --
                                                --             --             --
            --               --            --
  Ending units .......................       146,421         75,186
21,992         96,842             --            --
                                         ===========    ===========
===========    ===========    =============   ===========

                                                         MSUUSREALE

-----------------------------------------
                                             2000            1999
1998
                                         -----------    -----------
-----------
INVESTMENT ACTIVITY:
  Net investment income ..............       263,091         53,245
(16)
  Realized gain (loss) on investments        298,595        (40,204)
(31,055)
  Change in unrealized gain (loss)
    on investments ...................       155,839       (130,048)
27,306
  Reinvested capital gains ...........        25,130           --
339
                                         -----------    -----------
-----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       742,655       (117,007)
(3,426)
                                         -----------    -----------
-----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,587,036        754,790
233,023
  Transfers between funds ............     1,297,880        440,087
517,845
  Surrenders .........................       (14,855)        (8,017)          --

  Death benefits .....................          (503)        (1,020)          --

  Policy loans (net of repayments)
    (note 5) .........................         8,244         (8,547)
(834)
  Deductions for surrender charges
    (note 2d) ........................        (2,351)        (1,027)          --

  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (156,453)      (188,335)
(28,277)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (7,652)        (4,322)
(1,116)
    MSP contracts ....................          (893)          (107)
(4)
    SL contracts .....................          (715)          (227)
(94)
                                         -----------    -----------
-----------
      Net equity transactions ........     2,709,738        983,275
720,543
                                         -----------    -----------
-----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     3,452,393        866,268
717,117
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     1,583,385        717,117           --

                                         -----------    -----------
-----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     5,035,778      1,583,385
717,117
                                         ===========    ===========
===========

CHANGES IN UNITS: ....................
  Beginning units ....................       185,170         81,141           --

                                                --             --             --

  Units purchased ....................       321,028        119,546
84,716
  Units redeemed .....................       (50,354)       (15,517)
(3,575)
                                                --             --             --

  Ending units .......................       455,844        185,170
81,141
                                         ===========    ===========
===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                  VEWWEMGMKT
                  VEWWHRDAST

-----------------------------------------
-----------------------------------------
                                            2000            1999          1998
         2000           1999          1998
                                         -----------    -----------
-----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    (1,640)          (139)
(20)         6,036          2,174            (11)
  Realized gain (loss) on investments       (408,538)       235,337
(14,143)        29,182         26,395         (3,051)
  Change in unrealized gain (loss)
    on investments ...................    (1,655,251)       663,413
18,347         20,687         22,444         (2,102)
  Reinvested capital gains ...........          --             --             --
            --             --             --
                                         -----------    -----------
-----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    (2,065,429)       898,611
4,184         55,905         51,013         (5,164)
                                         -----------    -----------
-----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,719,241        322,588
90,144        140,736        201,802         23,363
  Transfers between funds ............     1,679,789      1,279,757
207,921        728,352         69,474        144,721
  Surrenders .........................       (45,027)        (1,334)          --
          (5,248)          (679)          --
  Death benefits .....................          --           (1,149)          --
            --             --             --
  Policy loans (net of repayments)
    (note 5) .........................       (19,011)        (5,485)
410          3,590            216            235
  Deductions for surrender charges
    (note 2d) ........................        (7,125)          (171)          --
            (831)           (87)          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (324,544)       (90,731)
(13,062)       (48,413)       (29,846)        (8,707)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (13,663)        (4,040)
(370)        (2,162)        (1,079)          (186)
    MSP contracts ....................        (1,248)          (151)
(1)          (343)            (2)            (1)
    SL contracts .....................        (1,292)          (184)
(31)          (135)          (159)           (16)
                                         -----------    -----------
-----------    -----------    -----------    -----------
      Net equity transactions ........     2,987,120      1,499,100
285,011        815,546        239,640        159,409
                                         -----------    -----------
-----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       921,691      2,397,711
289,195        871,451        290,653        154,245
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     2,686,906        289,195           --
         444,898        154,245           --
                                         -----------    -----------
-----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     3,608,597      2,686,906
289,195      1,316,349        444,898        154,245
                                         ===========    ===========
===========    ===========    ===========    ===========


CHANGES IN UNITS: ....................       204,110         43,904           --
          53,265         22,344           --
  Beginning units ....................          --             --             --
            --             --             --
                                             316,404        171,741
46,042        106,332         51,882         23,601
  Units purchased ....................       (53,994)       (11,535)
(2,138)       (18,085)       (20,961)        (1,257)
  Units redeemed .....................          --             --             --
            --             --             --
                                             466,520        204,110
43,904        141,512         53,265         22,344
  Ending units .......................   ============== ==============
============== ============== =============  ============
                                                           WPTGLOPVC

-----------------------------------------
                                              2000            1999
1998
                                          -----------    -----------
-----------
INVESTMENT ACTIVITY:
  Net investment income ..............         22,477          8,941
4,471
  Realized gain (loss) on investments          93,144         (2,440)
8,407
  Change in unrealized gain (loss)
    on investments ...................         87,894         (2,238)
5,870
  Reinvested capital gains ...........         23,283         18,278
--
                                          -----------    -----------
-----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        226,798         22,541
18,748
                                          -----------    -----------
-----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................        576,937        486,214
76,711
  Transfers between funds ............        628,024           (106)
655,643
  Surrenders .........................         (4,490)        (2,612)
--
  Death benefits .....................           --             --
--
  Policy loans (net of repayments)
    (note 5) .........................        (20,705)        (3,476)
(17,477
  Deductions for surrender charges
    (note 2d) ........................           (710)          (334)
--
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (131,580)       (53,820)
(13,090
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (4,272)        (2,591)
(558
    MSP contracts ....................           (428)           (46)
(2
    SL contracts .....................           (681)           (57)
(47
                                          -----------    -----------
-----------
      Net equity transactions ........      1,042,095        423,172
701,180
                                          -----------    -----------
-----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      1,268,893        445,713
719,928
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      1,165,641        719,928
--
                                          -----------    -----------
-----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....      2,434,534      1,165,641
719,928
                                          ===========    ===========
===========


CHANGES IN UNITS: ....................        102,845         66,036
--
  Beginning units ....................           --             --
--
                                              114,059         67,676
69,022
  Units purchased ....................        (16,387)       (30,867)
(2,986
  Units redeemed .....................           --             --
--
                                              200,517        102,845
66,036
  Ending units .......................    ============== ==============
==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                          WPTINTEQ
                      WPTVALUE

-----------------------------------------
-----------------------------------------
                                             2000          1999            1998
         2000            1999            1998
                                         -----------    -----------
-----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    11,560         19,201
2,831         (1,199)          (154)           (13)
  Realized gain (loss) on investments        242,925        115,611
(24,058)       225,824         86,674         (2,106)
  Change in unrealized gain (loss)
    on investments ...................    (1,294,832)       581,395
30,323       (716,480)       208,276         29,961
  Reinvested capital gains ...........       310,165           --             --
         141,743           --             --
                                         -----------    -----------
-----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      (730,182)       716,207
9,096       (350,112)       294,796         27,842
                                         -----------    -----------
-----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       467,135        386,407
114,374        381,654        170,257         48,012
  Transfers between funds ............       625,009        716,698
495,343        297,999        306,681        118,060
  Surrenders .........................       (33,371)        (6,378)          --
         (12,588)        (1,792)          (163)
  Death benefits .....................          --             --             --
            --             --             --
  Policy loans (net of repayments)
    (note 5) .........................       (16,955)        (4,356)
(891)        (6,839)        (2,901)           404
  Deductions for surrender charges
    (note 2d) ........................        (5,281)          (817)          --
          (1,992)          (229)            (2)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (157,048)      (114,080)
(19,101)       (83,921)       (61,093)        (7,797)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (8,846)        (5,328)
(733)        (4,492)        (1,843)          (237)
    MSP contracts ....................          (866)          (367)
(3)          (481)           (24)            (1)
    SL contracts .....................          (834)          (328)
(62)          (736)           (63)           (20)
                                         -----------    -----------
-----------    -----------    -----------    -----------
      Net equity transactions ........       868,943        971,451
588,927        568,604        408,993        158,256
                                         -----------    -----------
-----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       138,761      1,687,658
598,023        218,492        703,789        186,098
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     2,285,681        598,023           --
         889,887        186,098           --
                                         -----------    -----------
-----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     2,424,442      2,285,681
598,023      1,108,379        889,887        186,098
                                         ===========    ===========
===========    ===========    ===========    ===========


CHANGES IN UNITS: ....................       141,958         56,767           --
          51,860         17,619           --
                                         -----------    -----------
-----------    -----------    -----------    -----------
  Beginning units ....................          --             --             --
            --             --             --
                                              84,215         98,872
58,807         43,425         38,599         18,507
  Units purchased ....................       (15,819)       (13,681)
(2,040)       (15,055)        (4,358)          (888)
  Units redeemed .....................          --             --             --
            --             --             --
                                         -----------    -----------
-----------    -----------    -----------    -----------
                                             210,354        141,958
56,767         80,230         51,860         17,619
  Ending units .......................   ============== ==============
============== ============== =============  ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2000, 1999 AND 1998


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the Nationwide SAT - Small Cap Growth Fund for which the Account was credited with 100,000 units of the Nationwide SAT - Small Cap Growth Fund. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

         The Company offers Flexible Premium, Modified Single Premium and Survivorship Life Variable Life Insurance Policies through the Account.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                  (American Century VP);
                American Century VP - American Century VP Income & Growth
                  (ACVPIncGr)
                American Century VP - American Century VP International
                  (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)

              Dreyfus Stock Index Fund (DryStkIx)

              Dreyfus IP - European Equity Portfolio (DryEuroEq)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryVApp)

              Federated Insurance Series - Quality Bond Fund II (FedQualBd2)

              Portfolios of the Fidelity Variable Insurance Products Fund
                  (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                  (FidVEqInS)
                Fidelity VIP - Growth Portfolio - Service Class (FidVGrS) Fidelity VIP - High Income Portfolio - Service Class (FidVHiInS) Fidelity VIP - Overseas Portfolio - Service Class (FidVOvSeS)

              Portfolio of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                  (FidVConS)

              Portfolio of the Fidelity Variable Insurance Products Fund III
               (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVGrOpS)

              Funds of the Gartmore NSAT;
                Gartmore NSAT - Emerging Markets Fund (NSATEmMGM)
                Gartmore NSAT - Global Technology & Communication Fund
                  (NSATGTecGM)
                Gartmore NSAT - International Growth Fund (NSATIntGGM)


                                                                     (Continued)

              Portfolios of Janus Aspen Series;
                Janus Aspen Series - Capital Appreciation Portfolio - Service
                  Shares (JanACapApS)
                Janus Aspen Series - Global Technology Portfolio - Service
                  Shares (JanAGlTchS)
                Janus Aspen Series - International Growth Portfolio - Service
                  Shares (JanAIntGrS)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBalJPM) Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund - Federated (NSATEqIFED) Nationwide SAT - Global 50 Fund (NSATGlob50)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund - Federated (NSATHiIFED) Nationwide SAT - Mid Cap Growth Fund - Strong (NSATMCpSTR) Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMCIxDR) Nationwide SAT - Money Market Fund (NSATMMkt)
                Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMBdMAS) Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Value Fund (NSATStrVal)
                Nationwide SAT - Total Return Fund (NSATTotRtn)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds;
                Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA) Oppenheimer Capital Appreciation Fund/VA (OppCapApVA) Oppenheimer Global Securities Fund/VA (OppGlSecVA) Oppenheimer Growth & Income Fund/VA (OppMGrInVA)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Turner NSAT - Growth Focus Fund (NSATGFocTU)

              Portfolios of The Universal Institutional Funds, Inc.
                The Universal Institutional Funds, Inc. - Emerging Markets Debt
                 Portfolio (MSUEmMkt)
                  (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
                The Universal Institutional Funds, Inc. - Mid Cap Growth
                   Portfolio (MSUMCapGr)
                  (formerly Morgan Stanley - Mid Cap Growth Portfolio)
                The Universal Institutional Funds, Inc. - U.S. Real Estate
                   Portfolio (MSUUSRealE)
                  (formerly Van Kampen Morgan Stanley - U.S. Real Estate
                     Portfolio)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Global Post - Venture Capital Portfolio
                  (WPTGloPVC)
                Warburg Pincus Trust - International Equity Portfolio (WPTIntEq) Warburg Pincus Trust - Value Portfolio (WPTValue)

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company deducts a charge for state premium taxes not to exceed 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

     (c) Administrative Charges

         For flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the eighth year.

         No surrender charge is assessed on any contract surrendered after the eighth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  ASSET CHARGES

     For flexible premium variable universal life (FPVUL) and variable executive life (VEL) contracts, the Company deducts a charge equal to an annual effective rate multiplied by the Cash Value attributable to the Variable Account. The annual effective rate is 0.60% for the first $25,000 of Cash Value attributable to the Variable Account, 0.30% for the next $225,000 of Cash Value attributable to the Variable Account and 0.10% for all Cash Value attributable to the Variable Account in excess of $250,000. This charge is assessed monthly against each contract by liquidating units.

     For modified single premium contracts (MSP), the Company deducts an annual rate of .70% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     For surivorship life contracts (SL), the Company deducts an annual rate of .55% in policy years one through ten. In policy years eleven and greater, the Company deducts an annual rate of .55% if the cash value of the contract is less than $25,000. If the cash value is greater than $25,000 but less than $100,000, the Company reduces the annual rate to .35%. If the cash value is greater than $100,000, the company reduces the annual rate to .20%. This charge is assessed monthly by liquidating units.

     For Corporate Variable Universal Life Series, the Company deducts on a daily basis from the assets of the Variable Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the Variable Account. Currently, this rate is 0.40% during the first through fourth Policy Years, 0.25% during the fifth through twentieth Policy Years, and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

     Nationwide may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to Nationwide. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by Nationwide.

(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

(7)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the years in the period ended December 31, 2000, and the period February 18, 1998 (commencement of operations) through December 1998.

     The following is a summary for 2000:


UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR
VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------
-----------    --------------   ---------   ---------

The BEST of AMERICA(R)
America's FUTURE Life Series(SM):

  American Century VP -
   American Century VP Income & Growth ..............       804,658
$13.383115      $10,768,831     0.00%      (10.62)%

  American Century VP -
   American Century VP International ................     1,252,780
16.203538       20,299,468     0.00%      (16.83)%

  American Century VP -
   American Century VP Value ........................       380,941
12.277397        4,676,964     0.00%       18.14%

  The Dreyfus Socially Responsible
   Growth Fund, Inc. ................................       953,352
14.972899       14,274,443     0.00%      (11.03)%

  Dreyfus Stock Index Fund ..........................     6,631,938
14.027609       93,030,233     0.00%       (9.28)%

  Dreyfus IP - European Equity Portfolio ............        70,183
12.672265          889,378     0.00%       (0.65)%

  Dreyfus VIF - Appreciation Portfolio ..............       721,134
14.418721       10,397,830     0.00%       (2.00)%

  Federated Insurance Series -
   Quality Bond Fund II .............................       184,168
10.900349        2,007,495     0.00%       10.45%

  Fidelity VIP -
   Equity-Income Portfolio - Service Class ..........     1,731,014
12.835974       22,219,251     0.00%        8.30%

  Fidelity VIP - Growth Portfolio - Service Class ...     3,245,205
17.016859       55,223,196     0.00%      (11.07)%

  Fidelity VIP -
   High Income Portfolio - Service Class ............       775,357
7.993621        6,197,910     0.00%      (22.61)%

  Fidelity VIP -
   Overseas Portfolio - Service Class ...............       709,131
12.973519        9,199,925     0.00%      (19.15)%

  Fidelity VIP-II -
   Contrafund Portfolio - Service Class .............     2,414,828
15.048072       36,338,506     0.00%       (6.71)%

  Fidelity VIP-III - Growth Opportunities Portfolio -
   Service Class ....................................       959,519
10.743116       10,308,224     0.00%      (17.18)%

  Gartmore NSAT Emerging Markets Fund ...............         2,391
8.712299           20,831     0.00%      (51.70)%***

  Gartmore NSAT Global Technology &
   Communications Fund ..............................        91,498
6.017639          550,602     0.00%     (159.83)%***

  Gartmore NSAT International Growth Fund ...........         2,697
9.249730           24,947     0.00%      (30.10)%***

  Janus Aspen Series - Capital Appreciation
   Portfolio - Service Shares .......................     2,083,464
8.236248       17,159,926     0.00%      (18.95)%***


UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR
VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------
-----------    --------------   ---------   ---------

Janus Aspen Series -
 Global Technology Portfolio - Service Shares .......     1,878,974
6.582411       12,368,179     0.00%      (36.72)%***

Janus Aspen Series - International Growth
 Portfolio - Service Shares .........................     1,639,208
8.273482       13,561,958     0.00%      (18.55)%***

Nationwide SAT - Balanced Fund ......................       382,020
10.862308        4,149,619     0.00%       (0.35)%

Nationwide SAT - Capital Appreciation Fund ..........     1,582,653
9.956531       15,757,734     0.00%      (26.53)%

Nationwide SAT - Equity Income Fund .................       150,717
12.193117        1,837,710     0.00%      (10.62)%

Nationwide SAT - Global 50 Fund .....................     1,172,113
12.840541       15,050,565     0.00%      (12.32)%

Nationwide SAT - Government Bond Fund ...............       796,198
11.968657        9,529,421     0.00%       12.54%

Nationwide SAT - High Income Bond Fund ..............       167,390
10.013612        1,676,179     0.00%       (8.28)%

Nationwide SAT - Mid Cap Growth Portfolio
 (formerly Nationwide SAT -
 Strategic Growth Portfolio) ........................       569,923
17.915535       10,210,475     0.00%      (15.38)%

Nationwide SAT - Mid Cap Index Fund .................       312,214
15.436663        4,819,542     0.00%       15.21%

Nationwide SAT - Money Market Fund ..................     6,735,623
11.702768       78,825,433     0.00%        6.03%

Nationwide SAT - Multi Sector Bond Fund .............     1,105,931
11.008804       12,174,978     0.00%        5.65%

Nationwide SAT - Small Cap Growth Fund ..............       220,651
17.186287        3,792,171     0.00%      (16.17)%

Nationwide SAT - Small Cap Growth Fund
 Initial Funding by Depositor (note 1a) .............       100,000
17.186295        1,718,630     0.00%      (16.17)%

Nationwide SAT - Small Cap Value Fund ...............       731,305
13.779795       10,077,233     0.00%       11.20%

Nationwide SAT - Small Company Fund .................       922,404
15.841678       14,612,427     0.00%        8.90%

Nationwide SAT - Strategic Value Fund ...............       114,604
10.471261        1,200,048     0.00%        7.61%

Nationwide SAT - Total Return Fund ..................     2,459,963
12.359389       30,403,640     0.00%       (2.12)%

Neuberger & Berman AMT - Guardian Portfolio .........       253,627
15.303939        3,881,492     0.00%        1.13%

Neuberger & Berman AMT -
 Mid Cap Growth Portfolio ...........................       903,690
19.835316       17,924,977     0.00%       (7.46)%

Neuberger & Berman AMT - Partners Portfolio .........       648,616
11.267369        7,308,196     0.00%        0.70%

Oppenheimer Aggressive Growth Fund / VA .............     1,531,755
18.311377       28,048,543     0.00%      (11.24)%

Oppenheimer Capital Appreciation Fund / VA ..........     1,394,931
17.524709       24,445,760     0.00%       (0.23)%

Oppenheimer Global Securities Fund / VA .............       228,958
9.598100        2,197,562     0.00%       (5.99)%***

Oppenheimer
 Main Street Growth & Income / VA ...................     1,325,991
11.624742       15,414,303     0.00%       (8.78)%

Strong Opportunity Fund II, Inc. ....................       156,475
9.854316        1,541,954     0.00%       (1.83)%***

The Universal Institutional Funds, Inc. -
 Emerging Markets Debt Portfolio
 (formerly Morgan Stanley -
 Emerging Markets Debt Portfolio) ...................       116,206
10.321107        1,199,375     0.00%       11.39%

 The Universal Institutional Funds, Inc. -
  Mid Cap Growth  Portfolio
  (formerly Morgan Stanley -
  Mid Cap Growth Portfolio) ........................         38,928
8.689212          338,254     0.00%      (19.54)%***








                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4


UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR
VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------
-----------    --------------   ---------   ---------



  The Universal Institutional Funds, Inc. -
   U.S. Real Estate Portfolio
   (formerly Van Kampen American Capital -
   Morgan Stanley U.S. Real Estate Portfolio) .......       320,762
10.935907        3,507,823     0.00%       15.43%***

  Turner NSAT Growth Focus Fund .....................        12,379
6.344311           78,536     0.00%     (146.74)%***

  Van Eck WIT -
   Worldwide Emerging Markets Fund ..................       408,641
7.669407        3,134,034     0.00%      (41.87)%

  Van Eck WIT - Worldwide Hard Assets Fund ..........       138,471
9.305371        1,288,524     0.00%       11.40%

  Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio ............        93,621
12.974256        1,214,663     0.00%      (18.94)%

  Warburg Pincus Trust -
   International Equity Portfolio ...................       161,421
11.977804        1,933,469     0.00%      (25.90)%

  Warburg Pincus Trust - Value Portfolio ............        69,236
14.116099          977,342     0.00%        8.91%

The BEST of AMERICA(R)
Corporate Variable Universal Life SeriesSM:

  American Century VP -
   American Century VP Income & Growth ..............       763,555
11.398555        8,703,424     0.31%      (10.97)%

  American Century VP -
   American Century VP International ................     1,191,245
13.221985       15,750,624     0.30%      (17.16)%

  American Century VP -
   American Century VP Value ........................       111,911
10.893612        1,219,115     0.16%       17.67%

  The Dreyfus Socially Responsible
   Growth Fund, Inc. ................................       136,511
12.795380        1,746,710     0.40%      (11.39)%

  Dreyfus Stock Index Fund ..........................     7,299,831
11.972080       87,394,161     0.28%       (9.64)%

  Dreyfus IP - European Equity Portfolio ............         8,448
12.608842          106,519     0.23%       (1.05)%

  Dreyfus VIF - Appreciation Portfolio ..............     1,368,457
12.111451       16,574,000     0.34%       (2.39)%

  Federated Insurance Series -
   Quality Bond Fund II .............................       607,272
10.828312        6,575,731     0.14%       10.01%

  Fidelity VIP -
   Equity-Income Portfolio - Service Class ..........       351,542
11.310203        3,976,011     0.30%        7.87%

  Fidelity VIP - Growth Portfolio - Service Class ...     2,131,137
14.593603       31,100,967     0.34%      (11.42)%

  Fidelity VIP -
   High Income Portfolio - Service Class ............       441,041
7.470194        3,294,662     0.32%      (22.92)%

  Fidelity VIP -
   Overseas Portfolio - Service Class ...............     1,216,616
10.864367       13,217,763     0.44%      (19.47)%

  Fidelity VIP-II -
   Contrafund Portfolio - Service Class .............       671,658
13.026647        8,749,452     0.37%       (7.09)%

  Fidelity VIP-III - Growth Opportunities Portfolio -
   Service Class ....................................       397,095
9.628054        3,823,252     0.43%      (17.51)%

  Janus Aspen Series -
   Capital Appreciation Portfolio - Service Class ...       535,891
8.205940        4,397,489     0.22%***   (19.27)%***


UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR
VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------
-----------    --------------   ---------   ---------

   Janus Aspen Series -
    Global Technology Portfolio - Service Class .....       343,351
6.558143        2,251,745     0.38%***   (36.98)%***

   Janus Aspen Series -
    International Growth Portfolio - Service Class ..       383,403
8.243024        3,160,400     0.23%***   (18.87)%***

   Nationwide SAT - Balanced Fund ...................       117,858
9.980967        1,176,337     0.30%       (0.75)%

   Nationwide SAT - Capital Appreciation Fund .......       178,360
8.505270        1,517,000     0.23%      (26.82)%

   Nationwide SAT - Equity Income Fund ..............        29,855
11.117142          331,902     0.90%      (10.98)%

   Nationwide SAT - Global 50 Fund ..................       942,496
11.093053       10,455,158     0.40%      (12.67)%

   Nationwide SAT - Government Bond Fund ............     3,170,399
11.626380       36,860,264     0.36%       12.09%

   Nationwide SAT - High Income Bond Fund ...........       224,564
9.436226        2,119,037     0.10%       (8.64)%

   Nationwide SAT - Mid Cap Growth Fund .............       647,094
16.319202       10,560,058     0.42%      (15.72)%

   Nationwide SAT - Mid Cap Index Fund ..............        38,007
13.573326          515,881     0.14%       14.75%

   Nationwide SAT - Money Market Fund ...............     5,646,634
11.380873       64,263,624     0.24%        5.60%

   Nationwide SAT - Multi Sector Bond Fund ..........     1,055,243
10.635225       11,222,747     0.36%        5.23%

   Nationwide SAT - Small Cap Growth Fund ...........        59,757
17.072794        1,020,219     0.24%      (16.50)%

   Nationwide SAT - Small Cap Value Fund ............       152,675
12.101060        1,847,529     0.24%       10.76%

   Nationwide SAT - Small Company Fund ..............       493,035
14.091380        6,947,544     0.15%        8.47%

   Nationwide SAT - Strategic Value Fund ............         2,481
9.402302           23,327     0.59%        7.18%

   Nationwide SAT - Total Return Fund ...............       212,989
10.534111        2,243,650     0.36%       (2.51)%

   Neuberger & Berman AMT - Guardian Portfolio ......        86,066
10.768698          926,819     0.20%        0.73%

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................       827,220
15.959556       13,202,064     0.31%       (7.83)%

   Neuberger & Berman AMT - Partners Portfolio ......       241,651
10.015242        2,420,193     0.30%        0.03%

   Oppenheimer Aggressive Growth Fund / VA ..........     1,068,591
15.659821       16,733,944     0.32%      (11.59)%

   Oppenheimer Capital Appreciation Fund / VA .......       911,021
14.945030       13,615,236     0.28%       (0.63)%

   Oppenheimer Global Securities Fund / VA ..........        43,440
9.572769          415,841     0.17%***    (6.37)%***

   Oppenheimer
    Main Street Growth & Income / VA ................       327,513
9.845729        3,224,604     0.28%       (9.14)%

   Strong Opportunity Fund II, Inc. .................        72,473
9.828296          712,286     0.28%       (1.49)%

   The Universal Institutional Funds, Inc. -
    Emerging Markets Debt Portfolio .................        28,939
9.671636          279,887     0.47%       10.94%

   The Universal Institutional Funds, Inc. -
    Mid Cap Growth  Portfolio .......................         8,201
8.666239           71,072     0.54%***   (19.89)%***

   The Universal Institutional Funds, Inc. -
    U.S. Real Estate Portfolio ......................       111,390
10.960329        1,220,871     0.38%***    15.00%***

   Van Eck WIT - Worldwide Emerging Markets Fund ....        41,537
7.303734          303,375     0.49%      (42.10)%

   Van Eck WIT - Worldwide Hard Assets Fund .........         3,041
9.149843           27,825     0.83%       10.96%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4


UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR
VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------
-----------    --------------   ---------   ---------

   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........       106,896
11.411760        1,219,871     0.59%      (19.26)%

   Warburg Pincus Trust -
    International Equity Portfolio ..................        48,933
10.033586          490,973     0.50%      (26.19)%

   Warburg Pincus Trust - Value Portfolio ...........        10,994
11.918959          131,037     0.35%        8.48%

 The BEST of AMERICA(R)
 Corporate Variable Universal Life SeriesSM:
 Reduced Fee Tier:

   American Century VP -
    American Century VP Income & Growth .............       540,359
10.285709        5,557,975     0.42%      (10.70)%

   American Century VP -
    American Century VP International ...............       619,313
13.288939        8,230,013     0.37%      (16.91)%

   American Century VP -
    American Century VP Value .......................       124,532
12.140456        1,511,875     0.18%       18.02%

   The Dreyfus Socially Responsible
    Growth Fund, Inc. ...............................        42,696
10.896922          465,255     0.49%      (11.12)%

   Dreyfus Stock Index Fund .........................     4,975,884
10.357445       51,537,445     0.34%       (9.37)%

   Dreyfus IP - European Equity Portfolio ...........        36,592
12.656379          463,122     0.23%       (0.75)%

   Dreyfus VIF - Appreciation Portfolio .............       498,451
10.646157        5,306,588     0.45%       (2.10)%

 Federated Insurance Series -
 Quality Bond Fund II ...............................     4,027,297
10.882300       43,826,254     0.11%       10.34%

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........       215,028
11.240819        2,417,091     0.32%        8.20%

   Fidelity VIP - Growth Portfolio - Service Class ..     1,184,884
11.150661       13,212,240     0.48%      (11.16)%

   Fidelity VIP -
    High Income Portfolio - Service Class ...........       591,491
7.950841        4,702,851     0.54%      (22.69)%

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............       171,286
11.126859        1,905,875     0.66%      (19.23)%

   Fidelity VIP-II -
    Contrafund Portfolio - Service Class ............       209,278
10.913660        2,283,989     0.50%       (6.81)%

   Fidelity VIP-III - Growth Opportunities Portfolio -
    Service Class ...................................         3,187
8.728402           27,817     0.60%      (17.26)%

   Janus Aspen Series -
    Capital Appreciation Portfolio - Service Class ..        75,935
8.228654          624,843     0.22%***   (19.03)%***

   Janus Aspen Series -
    Global Technology Portfolio - Service Class .....       157,837
6.576328        1,037,988     0.38%***   (36.78)%***

   Janus Aspen Series -
    International Growth Portfolio - Service Class ..       230,451
8.265856        1,904,875     0.23%***   (18.63)%***

   Nationwide SAT - Balanced Fund ...................       148,185
9.935839        1,472,342     0.29%       (0.45)%

   Nationwide SAT - Capital Appreciation Fund .......       587,392
7.574275        4,449,069     0.23%      (26.61)%

   Nationwide SAT - Global 50 Fund ..................       141,948
10.424035        1,479,671     0.44%      (12.41)%


UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR
VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------
-----------    --------------   ---------   ---------

   Nationwide SAT - Government Bond Fund ............       304,223
11.120055        3,382,976     0.42%       12.43%

   Nationwide SAT - High Income Bond Fund ...........     1,268,447
9.119705       11,567,862     0.09%       (8.37)%

   Nationwide SAT - Mid Cap Growth Fund .............       499,194
13.906958        6,942,270     0.42%      (15.46)%

   Nationwide SAT - Mid Cap Index Fund ..............        97,058
14.122042        1,370,657     0.14%       15.09%

   Nationwide SAT - Money Market Fund ...............     8,179,266
10.971228       89,736,592     0.26%        5.92%

   Nationwide SAT - Multi Sector Bond Fund ..........       271,955
10.733031        2,918,901     0.28%        5.55%

   Nationwide SAT - Small Cap Growth Fund ...........        29,192
17.157856          500,872     0.24%      (16.25)%

   Nationwide SAT - Small Cap Value Fund ............       222,101
14.901350        3,309,605     0.25%       11.09%

   Nationwide SAT - Small Company Fund ..............     1,331,219
16.119172       21,458,148     0.13%        8.79%

   Nationwide SAT - Strategic Value Fund ............           505
10.645991            5,376     0.53%        7.50%

   Nationwide SAT - Total Return Fund ...............        43,448
10.246333          445,183     0.43%       (2.22)%

   Neuberger & Berman AMT - Guardian Portfolio ......        57,098
11.073505          632,275     0.25%        1.03%

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................       391,150
14.538915        5,686,897     0.39%       (7.55)%

   Oppenheimer Aggressive Growth Fund / VA ..........       827,728
14.724854       12,188,174     0.36%      (11.33)%

   Oppenheimer Capital Appreciation Fund / VA .......       533,112
13.187632        7,030,485     0.34%       (0.33)%

   Oppenheimer Global Securities Fund / VA ..........       145,609
9.591764        1,396,647     0.17%***    (6.08)%***

   Oppenheimer
    Main Street Growth & Income / VA ................       209,160
10.690852        2,236,099     0.38%       (8.87)%

   Strong Opportunity Fund II, Inc. .................       285,161
9.847803        2,808,209     0.12%***    (1.94)%***

   The Universal Institutional Funds, Inc. -
    Emerging Markets Debt Portfolio .................         1,276
13.458822           17,173     0.65%       11.28%

   The Universal Institutional Funds, Inc. -
    Mid Cap Growth  Portfolio .......................        49,713
8.683462          431,681     0.46%***   (19.63)%***

   The Universal Institutional Funds, Inc. -
    U.S. Real Estate Portfolio ......................        23,692
12.961511          307,084     0.39%***    15.33%***

   Van Eck WIT -
    Worldwide Emerging Markets Fund .................        16,342
10.475365          171,188     0.69%      (41.92)%
                                                           ========
==========

       $1,414,892,441

       ==============

The following is a summary for 1999:

 The BEST of AMERICA(R)
 America's FUTURE Life Series(SM):

   American Century VP -
    American Century VP Income & Growth .............       463,779
$14.972547      $ 6,943,953     0.00%       18.02%

   American Century VP -
    American Century VP International ...............       625,339
19.481449       12,182,510     0.00%       64.04%

   American Century VP -
    American Century VP Value .......................       169,333
10.392110        1,759,727     0.00%       (0.85)%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4


UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR
VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------
-----------    --------------   ---------   ---------

   The Dreyfus Socially Responsible
    Growth Fund, Inc. ...............................       480,241
16.829763        8,082,342     0.00%       30.08%

   Dreyfus Stock Index Fund .........................     3,757,311
15.462782       58,098,481     0.00%       20.60%

   Dreyfus IP - European Equity Portfolio ...........        10,415
12.930654          134,673     0.00%       11.46%

   Dreyfus VIF - Appreciation Portfolio .............       505,299
14.513370        7,333,591     0.00%      111.52%***

   Federated Insurance Series -
    Quality Bond Fund II ............................         3,972
9.869090           39,200     0.00%       (1.97)%***

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........     1,196,502
11.851816       14,180,722     0.00%        6.25%

   Fidelity VIP - Growth Portfolio - Service Class ..     1,564,447
19.134456       29,934,842     0.00%       37.29%

   Fidelity VIP -
    High Income Portfolio - Service Class ...........       664,736
10.329299        6,866,257     0.00%        8.07%

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............       392,522
16.046561        6,298,628     0.00%       42.46%

   Fidelity VIP-II -
    Contrafund Portfolio - Service Class ............     1,324,909
16.131283       21,372,482     0.00%       24.15%

   Fidelity VIP-III - Growth Opportunities Portfolio -
    Service Class ...................................       673,044
12.971233        8,730,211     0.00%        4.18%

   Morgan Stanley -
    Emerging Markets Debt Portfolio .................        62,633
9.266040          580,360     0.00%       29.37%

   Nationwide SAT - Balanced Fund ...................       224,583
10.900657        2,448,102     0.00%        0.87%

   Nationwide SAT - Capital Appreciation Fund .......     1,343,877
13.552350       18,212,691     0.00%        4.28%

   Nationwide SAT - Equity Income Fund ..............        66,677
13.642236          909,623     0.00%       18.49%

   Nationwide SAT - Global 50 Fund ..................       595,841
14.645021        8,726,104     0.00%       22.92%

   Nationwide SAT - Government Bond Fund ............       509,816
10.635188        5,421,989     0.00%       (2.35)%

   Nationwide SAT - High Income Bond Fund ...........       130,767
10.917180        1,427,607     0.00%        3.19%

   Nationwide SAT - Mid Cap Index Fund ..............        61,224
13.399089          820,346     0.00%       20.92%

   Nationwide SAT - Money Market Fund ...............     4,602,015
11.037591       50,795,159     0.00%        4.85%

   Nationwide SAT - Multi Sector Bond Fund ..........       590,762
10.419701        6,155,563     0.00%        1.56%

   Nationwide SAT - Small Cap Growth Fund ...........        32,108
20.501257          658,254     0.00%      157.84%***

   Nationwide SAT - Small Cap Growth Fund
    Initial Funding by Depositor (note 1a) ..........       100,000
20.501257        2,050,126     0.00%      157.84%***

   Nationwide SAT - Small Cap Value Fund ............       345,575
12.391945        4,282,346     0.00%       27.84%

   Nationwide SAT - Small Company Fund ..............       393,286
14.547287        5,721,244     0.00%       44.02%

   Nationwide SAT - Strategic Growth Fund ...........       211,257
21.171385        4,472,603     0.00%       84.75%

   Nationwide SAT - Strategic Value Fund ............        96,106
9.730781          935,186     0.00%       (3.07)%

   Nationwide SAT - Total Return Fund ...............     1,852,310
12.627200       23,389,489     0.00%        6.94%

   Neuberger & Berman AMT - Guardian Portfolio ......       177,738
15.132896        2,689,691     0.00%       14.93%


UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR
VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------
-----------    --------------   ---------   ---------

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................       280,847
21.434231        6,019,739     0.00%       53.89%

   Neuberger & Berman AMT - Partners Portfolio ......       582,704
11.188893        6,519,813     0.00%        7.37%

   Oppenheimer Aggressive Growth Fund / VA ..........       431,151
20.629873        8,894,590     0.00%       83.60%

   Oppenheimer Capital Appreciation Fund / VA .......       618,285
17.565274       10,860,345     0.00%       41.66%

   Oppenheimer
    Main Street Growth & Income / VA ................       460,733
12.743006        5,871,123     0.00%       21.71%

   Van Eck WIT -
    Worldwide Emerging Markets Fund .................       194,066
13.192491        2,560,214     0.00%      100.28%

   Van Eck WIT - Worldwide Hard Assets Fund .........        53,013
8.353043          442,820     0.00%       21.00%

 Van Kampen LIT - Morgan Stanley
 Real Estate Securities Portfolio ...................       146,473
8.539870        1,250,860     0.00%       (3.37)%

   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........        46,879
17.414110          816,356     0.00%       63.50%

   Warburg Pincus Trust -
    Growth & Income Portfolio .......................        60,100
11.912913          715,966     0.00%        6.24%

   Warburg Pincus Trust -
    International Equity Portfolio ..................       138,513
16.163464        2,238,850     0.00%       53.43%

 The BEST of AMERICA(R)
 Corporate Variable Universal Life SeriesSM:

   American Century VP -
    American Century VP Income & Growth .............       355,846
12.803106        4,555,934     0.19%       17.55%

   American Century VP -
    American Century VP International ...............       204,837
15.960157        3,269,231     0.18%       63.39%

   American Century VP -
    American Century VP Value .......................        23,107
9.257533          213,914     0.61%       (1.25)%

   The Dreyfus Socially Responsible
    Growth Fund, Inc. ...............................        28,931
14.439525          417,750     0.40%       29.56%

   Dreyfus Stock Index Fund .........................     3,707,136
13.249543       49,117,858     0.25%       20.12%

   Dreyfus VIF - Appreciation Portfolio .............       843,808
12.239522       10,327,807     0.34%       11.01%

   Federated Insurance Series -
    Quality Bond Fund II ............................            18
9.842943              177     0.39%***    (2.36)%***

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........       118,952
10.484615        1,247,166     0.34%        5.83%

   Fidelity VIP - Growth Portfolio - Service Class ..       758,262
16.475102       12,492,444     0.21%       36.74%

   Fidelity VIP -
    High Income Portfolio - Service Class ...........       230,895
9.691447        2,237,707     0.14%        7.64%

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............       504,007
13.491426        6,799,773     0.29%       41.89%

   Fidelity VIP-II -
    Contrafund Portfolio - Service Class ............       230,228
14.020034        3,227,804     0.27%       23.65%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4


UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR
VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------
-----------    --------------   ---------   ---------

   Fidelity VIP-III - Growth Opportunities Portfolio -
    Service Class ...................................       125,424
11.671298        1,463,861     0.42%        3.77%

   Morgan Stanley -
    Emerging Markets Debt Portfolio .................        12,553
8.717559          109,432     0.30%       28.86%

   Nationwide SAT - Balanced Fund ...................        43,881
10.056111          441,272     0.31%        0.47%

   Nationwide SAT - Capital Appreciation Fund .......        65,598
11.623180          762,457     0.16%        3.86%

   Nationwide SAT - Equity Income Fund ..............           965
12.487973           12,051     0.99%       18.02%

   Nationwide SAT - Global 50 Fund ..................       468,148
12.702408        5,946,607     0.31%       22.43%

   Nationwide SAT - Government Bond Fund ............     1,312,872
10.372218       13,617,395     0.44%       (2.74)%

   Nationwide SAT - High Income Bond Fund ...........        80,137
10.328712          827,712     0.08%        2.78%

   Nationwide SAT - Money Market Fund ...............     3,786,796
10.776865       40,809,789     0.29%        4.43%

   Nationwide SAT - Multi Sector Bond Fund ..........       460,632
10.106222        4,655,249     0.25%        1.15%

   Nationwide SAT - Small Cap Growth Fund ...........           118
20.447188            2,413     0.64%***   157.03%***

   Nationwide SAT - Small Cap Value Fund ............         8,548
10.925665           93,393     0.65%       27.33%

   Nationwide SAT - Small Company Fund ..............        72,698
12.991606          944,464     0.11%       43.45%

   Nationwide SAT - Strategic Growth Fund ...........       128,669
19.361969        2,491,285     0.37%       84.02%

   Nationwide SAT - Strategic Value Fund ............           791
8.772237            6,939     0.37%       (3.46)%

   Nationwide SAT - Total Return Fund ...............        42,084
10.805244          454,728     0.27%        6.52%

   Neuberger & Berman AMT - Guardian Portfolio ......        25,154
10.690765          268,916     0.49%       14.47%

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................       315,266
17.314889        5,458,796     0.24%       53.28%

   Neuberger & Berman AMT - Partners Portfolio ......        94,285
9.985118          941,447     0.35%        6.94%

   Oppenheimer Aggressive Growth Fund / VA ..........       138,018
17.712996        2,444,712     0.24%       82.87%

   Oppenheimer Capital Appreciation Fund / VA .......       188,390
15.039330        2,833,259     0.29%       41.09%

   Oppenheimer
    Main Street Growth & Income / VA ................        97,691
10.835877        1,058,568     0.33%       21.22%

   Van Eck WIT -
    Worldwide Emerging Markets Fund .................        10,044
12.613718          126,692     0.22%       99.48%

   Van Eck WIT - Worldwide Hard Assets Fund .........           252
8.246159            2,078     0.70%       20.52%

   Van Kampen LIT - Morgan Stanley

    Real Estate Securities Portfolio ................        38,697
8.593033          332,525     0.70%       (3.76)%

   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........         4,981
14.762349           73,531     0.37%       62.85%

   Warburg Pincus Trust -
    Growth & Income Portfolio .......................        42,745
10.519954          449,675     0.40%        5.82%

   Warburg Pincus Trust -
    International Equity Portfolio ..................         3,445
13.593893           46,831     0.35%       52.82%


UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR
VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------
-----------    --------------   ---------   ---------

 The BEST of AMERICA(R)
 Corporate Variable Universal Life SeriesSM:
 Reduced Fee Tier:

   American Century VP -
    American Century VP Income & Growth .............        55,124
11.518727          634,958     0.25%***    20.10%***

   American Century VP -
    American Century VP International ...............           218
15.993145            3,487     0.25%***    79.60%***

   American Century VP -
    American Century VP Value .......................           946
10.286399            9,731     0.83%***     3.80%***

   Dreyfus Stock Index Fund .........................     1,242,820
11.428481       14,203,545     0.34%***    18.97%***

   Dreyfus VIF - Appreciation Portfolio .............       117,874
10.726699        1,264,399     0.46%***     9.66%***

   Federated Insurance Series -
    Quality Bond Fund II ............................     1,129,926
9.862542       11,143,943     0.08%***    (1.82)%***

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........        59,030
10.389282          613,279     0.47%***     5.17%***

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............           490
13.776193            6,750     0.38%***    50.15%***

   Nationwide SAT - Balanced Fund ...................        59,518
9.980828          594,039     0.41%***    (0.25)%***

   Nationwide SAT - Capital Appreciation Fund .......       234,561
10.320007        2,420,671     0.21%***     4.25%***

   Nationwide SAT - Global 50 Fund ..................        52,708
11.900760          627,265     0.41%***    25.25%***

   Nationwide SAT - Government Bond Fund ............        59,316
9.890955          586,692     0.71%***    (1.45)%***

   Nationwide SAT - High Income Bond Fund ...........       594,118
9.952512        5,912,967     0.12%***    (0.62)%***

   Nationwide SAT - Money Market Fund ...............     4,669,469
10.357933       48,366,047     0.41%***     4.72%***

   Nationwide SAT - Multi Sector Bond Fund ..........       232,330
10.168791        2,362,515     0.34%***     2.24%***

   Nationwide SAT - Small Company Fund ..............       434,818
14.816849        6,442,633     0.15%***    63.98%***

   Nationwide SAT - Strategic Growth Fund ...........       240,293
16.450708        3,952,990     0.09%***    85.68%***

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................        44,838
15.726546          705,147     0.32%***    76.06%***

   Oppenheimer Aggressive Growth Fund / VA ..........           850
16.605768           14,115     0.32%***    87.74%***
                                                          ========
==========

         $648,293,593

         ============


The following is a summary for 1998:

 The BEST of AMERICA(R)
 America's FUTURE Life Series(SM):

   American Century VP -
    American Century VP Income & Growth .............        97,382
$12.686493      $ 1,235,436     0.00%       26.86%

 American Century VP -
 American Century VP International ..................       206,063
11.875895        2,447,183     0.00%       18.76%

   American Century VP -
    American Century VP Value .......................        59,424
10.481205          622,835     0.00%        4.81%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4


UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR
VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------
-----------    --------------   ---------   ---------

   The Dreyfus Socially Responsible
    Growth Fund, Inc. ...............................       105,696
12.938078        1,367,503     0.00%       29.38%

   Dreyfus Stock Index Fund .........................     1,025,141
12.821142       13,143,478     0.00%       28.21%

   Dreyfus VIF - Appreciation Portfolio .............       110,355
13.021619        1,437,001     0.00%       30.22%

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........       511,915
11.154137        5,709,970     0.00%       11.54%

   Fidelity VIP - Growth Portfolio - Service Class ..       255,829
13.937692        3,565,666     0.00%       39.38%

   Fidelity VIP -
    High Income Portfolio - Service Class ...........       368,689
9.557602        3,523,783     0.00%       (4.42)%

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............        92,817
11.263759        1,045,468     0.00%       12.64%

   Fidelity VIP-II -
    Contrafund Portfolio - Service Class ............       362,774
12.993755        4,713,796     0.00%       29.94%

   Fidelity VIP-III - Growth Opportunities Portfolio -
    Service Class ...................................       193,229
12.450522        2,405,802     0.00%       24.51%

   Morgan Stanley -
    Emerging Markets Debt Portfolio .................        21,992
7.162164          157,510     0.00%      (28.38)%

   Nationwide SAT - Balanced Fund ...................        67,360
10.806799          727,946     0.00%        8.07%

   Nationwide SAT - Capital Appreciation Fund .......       485,064
12.996420        6,304,095     0.00%       29.96%

   Nationwide SAT - Equity Income Fund ..............        21,000
11.513398          241,781     0.00%       15.13%

   Nationwide SAT - Global 50 Fund ..................        41,464
11.913908          493,998     0.00%       19.14%

   Nationwide SAT - Government Bond Fund ............       166,631
10.890820        1,814,748     0.00%        8.91%

   Nationwide SAT - High Income Bond Fund ...........        79,031
10.579676          836,122     0.00%        5.80%

   Nationwide SAT - Mid Cap Index Fund ..............        26,958
11.080816          298,717     0.00%       10.81%

   Nationwide SAT - Money Market Fund ...............     2,000,515
10.527225       21,059,872     0.00%        5.27%

   Nationwide SAT - Multi Sector Bond Fund ..........        74,773
10.260092          767,178     0.00%        2.60%

   Nationwide SAT - Small Cap Value Fund ............       106,497
9.693575        1,032,337     0.00%       (3.06)%

   Nationwide SAT - Small Company Fund ..............       159,205
10.100944        1,608,121     0.00%        1.01%

   Nationwide SAT - Strategic Growth Fund ...........        36,919
11.459357          423,068     0.00%       14.59%

   Nationwide SAT - Strategic Value Fund ............        34,463
10.038994          345,974     0.00%        0.39%

   Nationwide SAT - Total Return Fund ...............       702,365
11.807411        8,293,112     0.00%       18.07%

   Neuberger & Berman AMT - Guardian Portfolio ......        55,695
13.166703          733,320     0.00%       31.67%

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................        85,802
13.928381        1,195,083     0.00%       39.28%

   Neuberger & Berman AMT - Partners Portfolio ......       375,069
10.420882        3,908,550     0.00%        4.21%

   Oppenheimer Aggressive Growth Fund / VA ..........       100,709
11.236019        1,131,568     0.00%       12.36%

   Oppenheimer Capital Appreciation Fund / VA .......       164,300
12.399968        2,037,315     0.00%       24.00%


UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR
VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------
-----------    --------------   ---------   ---------

   Oppenheimer
    Main Street Growth & Income / VA ................       139,668
10.470163        1,462,347     0.00%        4.70%

   Van Eck WIT -
    Worldwide Emerging Markets Fund .................        43,904
6.586990          289,195     0.00%      (34.13)%

   Van Eck WIT - Worldwide Hard Assets Fund .........        22,344
6.903203          154,245     0.00%      (30.97)%

   Van Kampen LIT - Morgan Stanley
    Real Estate Securities Portfolio ................        81,141
8.837916          717,117     0.00%      (11.62)%

   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........        16,634
10.651002          177,169     0.00%        6.51%

   Warburg Pincus Trust -
    Growth & Income Portfolio .......................        49,891
11.212895          559,423     0.00%       12.13%

   Warburg Pincus Trust -
    International Equity Portfolio ..................        56,767
10.534701          598,023     0.00%        5.35%

 The BEST of AMERICA(R)
 Corporate Variable Universal Life SeriesSM:

   American Century VP -
    American Century VP International ...............         3,234
9.768200           31,590     0.16%***    (3.46)%***

   American Century VP -
    American Century VP Value .......................           440
9.374321            4,125     0.23%***    (9.33)%***

   The Dreyfus Socially Responsible
    Growth Fund, Inc. ...............................           397
11.144998            4,425     0.18%***    17.07%***

   Dreyfus Stock Index Fund .........................       111,613
11.030001        1,231,092     0.24%***    15.36%***

   Dreyfus VIF - Appreciation Portfolio .............        10,106
11.025485          111,424     0.29%***    15.28%***

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........         5,995
9.906965           59,392     0.20%***    (1.39)%***

   Fidelity VIP - Growth Portfolio - Service Class ..           185
12.048634            2,229     0.26%***    30.55%***

   Fidelity VIP -
    High Income Portfolio - Service Class ...........            77
9.003329              693     0.21%***   (14.86)%***

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............         3,076
9.508092           29,247     0.16%***    (7.33)%***

   Fidelity VIP-II -
    Contrafund Portfolio - Service Class ............         2,712
11.338370           30,750     0.16%***    19.95%***

   Fidelity VIP-III - Growth Opportunities Portfolio -
    Service Class ...................................         1,228
11.247664           13,812     0.18%***    18.61%***

   Nationwide SAT - Balanced Fund ...................           349
10.009481            3,493     0.21%***     0.13%***

   Nationwide SAT - Capital Appreciation Fund .......           847
11.191056            9,479     0.20%***    17.76%***

   Nationwide SAT - Equity Income Fund ..............           211
10.581467            2,233     0.22%***     8.66%***

   Nationwide SAT - Government Bond Fund ............       270,361
10.664112        2,883,160     0.23%***     9.90%***

   Nationwide SAT - High Income Bond Fund ...........        13,423
10.049520          134,895     0.15%***     0.75%***

   Nationwide SAT - Money Market Fund ...............       394,891
10.319833        4,075,209     0.13%***     4.75%***

   Nationwide SAT - Multi Sector Bond Fund ..........        15,549
9.991296          155,355     0.12%***    (0.13)%***


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4


UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR
VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------
-----------    --------------   ---------   ---------

   Nationwide SAT - Small Company Fund ..............           257
9.056852            2,328     0.20%***   (14.06)%***

   Nationwide SAT - Strategic Growth Fund ...........           477
10.521882            5,019     0.17%***     7.78%***

   Nationwide SAT - Total Return Fund ...............            70
10.144232              710     0.14%***     2.15%***

   Neuberger & Berman AMT - Guardian Portfolio ......           838
9.338993            7,826     0.15%***    (9.85)%***

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................            70
11.296584              791     0.22%***    19.34%***

   Neuberger & Berman AMT - Partners Portfolio ......        26,750
9.337008          249,765     0.35%***    (9.88)%***

   Oppenheimer Aggressive Growth Fund / VA ..........         1,235
9.685930           11,962     0.19%***    (4.68)%***

   Oppenheimer Capital Appreciation Fund / VA .......           767
10.659314            8,176     0.25%***     9.82%***

   Oppenheimer
    Main Street Growth and Income / VA ..............        18,485
8.938847          165,235     0.16%***   (15.82)%***

   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........           985
9.065227            8,929     0.15%***   (13.94)%***

   Warburg Pincus Trust -
    Growth & Income Portfolio .......................        16,145
9.941469          160,505     0.18%***    (0.88)%***
                                                          =========
=========

         $107,989,704

         ============






* This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP


January 26, 2001

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)



                  December 31,

       ------------------------------------

             2000               1999
================================================================================
============================================
                                        ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities
          $ 15,443.0          $ 15,294.0
    Equity securities
               109.0                92.9
  Mortgage loans on real estate, net
             6,168.3             5,786.3
  Real estate, net
               310.7               254.8
  Policy loans
               562.6               519.6
  Other long-term investments
               101.8                73.8
  Short-term investments
               442.6               416.0
--------------------------------------------------------------------------------
--------------------------------------------

            23,138.0            22,437.4
--------------------------------------------------------------------------------
--------------------------------------------

Cash
                18.4                 4.8
Accrued investment income
               251.4               238.6
Deferred policy acquisition costs
             2,865.6             2,554.1
Other assets
               396.7               305.9
Assets held in separate accounts
            65,897.2            67,135.1
--------------------------------------------------------------------------------
--------------------------------------------

          $ 92,567.3          $ 92,675.9
================================================================================
============================================

                         LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims
          $ 22,183.6          $ 21,861.6
Short-term borrowings
               118.7                 -
Other liabilities
             1,164.9               914.2
Liabilities related to separate accounts
            65,897.2            67,135.1
--------------------------------------------------------------------------------
--------------------------------------------

            89,364.4            89,910.9
--------------------------------------------------------------------------------
--------------------------------------------

Commitments and contingencies (notes 9 and 14)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding
                 3.8                 3.8
  Additional paid-in capital
               646.1               766.1
  Retained earnings
             2,436.3             2,011.0
  Accumulated other comprehensive income (loss)
               116.7               (15.9)
--------------------------------------------------------------------------------
--------------------------------------------

             3,202.9             2,765.0
--------------------------------------------------------------------------------
--------------------------------------------

          $ 92,567.3          $ 92,675.9
================================================================================
============================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)



       Years ended December 31,

---------------------------------------------

 2000            1999           1998
================================================================================
===========================================
Revenues:
  Policy charges                                                               $
1,091.4       $   895.5      $   698.9
  Life insurance premiums
  240.0           220.8          200.0
  Net investment income
1,654.9         1,520.8        1,481.6
  Realized (losses) gains on investments
  (19.4)          (11.6)          28.4
  Other
   17.0            66.1           66.8
--------------------------------------------------------------------------------
-------------------------------------------

2,983.9         2,691.6        2,475.7
--------------------------------------------------------------------------------
-------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances
1,182.4         1,096.3        1,069.0
  Other benefits and claims
  241.6           210.4          175.8
  Policyholder dividends on participating policies
   44.5            42.4           39.6
  Amortization of deferred policy acquisition costs
  352.1           272.6          214.5
  Interest expense on short-term borrowings
    1.3             -              -
  Other operating expenses
  479.0           463.4          419.7
--------------------------------------------------------------------------------
-------------------------------------------

2,300.9         2,085.1        1,918.6
--------------------------------------------------------------------------------
-------------------------------------------

    Income before federal income tax expense
  683.0           606.5          557.1
Federal income tax expense
  207.7           201.4          190.4
--------------------------------------------------------------------------------
-------------------------------------------

    Net income                                                                 $
  475.3       $   405.1      $   366.7
================================================================================
===========================================

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999 and 1998
                                  (in millions)



         Accumulated
                                                           Additional
            other            Total
                                                Common       paid-in
Retained      comprehensive    shareholder's
                                                 stock       capital
earnings      income (loss)        equity
================================================================================
=========================================
December 31, 1997                                $ 3.8       $ 914.7      $
1,312.3         $ 247.1         $ 2,477.9

Comprehensive income:
    Net income                                     -             -
366.7             -               366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -
-              28.5              28.5

                         ---------------
  Total comprehensive income
                               395.2

                         ---------------
Dividend to shareholder                            -             -
(100.0)            -              (100.0)
--------------------------------------------------------------------------------
-----------------------------------------
December 31, 1998                                  3.8         914.7
1,579.0           275.6           2,773.1
================================================================================
=========================================

Comprehensive income:
    Net income                                     -             -
405.1             -               405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                     -             -
-            (315.0)           (315.0)

                         ---------------
  Total comprehensive income
                                90.1

                         ---------------
Capital contribution                               -            26.4
87.9            23.5             137.8
Return of capital to shareholder                   -          (175.0)
-               -              (175.0)
Dividends to shareholder                           -             -
(61.0)            -               (61.0)
--------------------------------------------------------------------------------
-----------------------------------------
December 31, 1999                                  3.8         766.1
2,011.0           (15.9)          2,765.0
================================================================================
=========================================

Comprehensive income:
    Net income                                     -             -
475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -
-             132.6             132.6

                         ---------------
  Total comprehensive income
                               607.9

                         ---------------
Return of capital to shareholder                   -          (120.0)
-               -              (120.0)
Dividends to shareholder                           -             -
(50.0)             -               (50.0)
--------------------------------------------------------------------------------
-----------------------------------------
December 31, 2000                                $ 3.8       $ 646.1      $
2,436.3         $ 116.7         $ 3,202.9
================================================================================
=========================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)



          Years ended December 31,

----------------------------------------------

    2000           1999            1998
================================================================================
==============================================
Cash flows from operating activities:
  Net income
$    475.3     $    405.1      $    366.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances
   1,182.4        1,096.3         1,069.0
      Capitalization of deferred policy acquisition costs
    (778.9)        (637.0)         (584.2)
      Amortization of deferred policy acquisition costs
     352.1          272.6           214.5
      Amortization and depreciation
     (12.7)           2.4            (8.5)
      Realized losses (gains) on invested assets, net
      19.4           11.6           (28.4)
      Increase in accrued investment income
     (12.8)          (7.9)           (8.2)
     (Increase) decrease in other assets
     (92.0)         122.9            16.4
      Decrease in policy liabilities
      (0.3)         (20.9)           (8.3)
      Increase (decrease) in other liabilities
     229.3          149.7           (34.8)
      Other, net
      22.3           (8.6)          (11.3)
--------------------------------------------------------------------------------
----------------------------------------------
        Net cash provided by operating activities
   1,384.1        1,386.2           982.9
--------------------------------------------------------------------------------
----------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale
   2,988.7        2,307.9         1,557.0
  Proceeds from sale of securities available-for-sale
     602.0          513.1           610.5
  Proceeds from repayments of mortgage loans on real estate
     911.7          696.7           678.2
  Proceeds from sale of real estate
      18.7            5.7           103.8
  Proceeds from repayments of policy loans and sale of other invested assets
      79.3           40.9            23.6
  Cost of securities available-for-sale acquired
  (3,475.5)      (3,724.9)       (3,182.8)
  Cost of mortgage loans on real estate acquired
  (1,318.0)        (971.4)         (829.1)
  Cost of real estate acquired
      (7.1)         (14.2)           (0.8)
  Short-term investments, net
     (26.6)         (27.5)           69.3
  Other, net
    (182.3)        (110.9)          (88.4)
--------------------------------------------------------------------------------
----------------------------------------------
        Net cash used in investing activities
    (409.1)      (1,284.6)       (1,058.7)
--------------------------------------------------------------------------------
----------------------------------------------

Cash flows from financing activities:
  Capital returned to shareholder
    (120.0)        (175.0)            -
  Net proceeds from issuance of short-term borrowings (commercial paper)
     118.7            -               -
  Cash dividends paid
    (100.0)         (13.5)         (100.0)
  Increase in investment product and universal life insurance product account balances
   4,517.0        3,799.4         2,682.1
  Decrease in investment product and universal life insurance product account balances
  (5,377.1)      (3,711.1)       (2,678.5)
--------------------------------------------------------------------------------
----------------------------------------------
        Net cash used in financing activities
    (961.4)        (100.2)          (96.4)
--------------------------------------------------------------------------------
----------------------------------------------
Net increase (decrease) in cash
      13.6            1.4          (172.2)

Cash, beginning of year
       4.8            3.4           175.6
--------------------------------------------------------------------------------
----------------------------------------------
Cash, end of year
$     18.4     $      4.8      $      3.4
================================================================================
==============================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation.


(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments, the liability for future policy benefits and claims and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $1.12 billion and $915.4 million of separate account assets at December 31, 2000 and 1999, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 21% in 2000 (29% in 1999 and 40% in 1998) of the Company's life insurance in force, 66% in 2000 (69% in 1999 and 74% in 1998) of the number of life insurance policies in force, and 8% in 2000 (13% in 1999 and 14% in 1998) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
              133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, is effective for the Company as of January 1, 2001.

              SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

              As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. Adoption of SFAS 133 will result in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) will be recorded in accumulated other comprehensive income at January 1, 2001. The adoption of SFAS 133 will result in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 will result in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively.

              Also, the Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

         (k)  RECLASSIFICATION
              Certain items in the 1999 and 1998 consolidated financial statements have been reclassified to conform to the 2000 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

             Notes to Consolidated Financial Statements, Continued



(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2000 and 1999 were:


         Gross         Gross

Amortized      unrealized    unrealized     Estimated
         (in millions)                                                      cost
         gains         losses       fair value

================================================================================
=========================================
         December 31, 2000
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $
277.5      $  33.4       $   0.1       $    310.8
             Obligations of states and political subdivisions
8.6          0.2           -                8.8
             Debt securities issued by foreign governments
94.1          1.5           0.1             95.5
             Corporate securities
9,758.3        235.0         135.1          9,858.2
             Mortgage-backed securities - U.S. Government backed
2,719.1         46.1           3.8          2,761.4
             Asset-backed securities
2,388.2         36.3          16.2          2,408.3

--------------------------------------------------------------------------------
-----------------------------------------
                 Total fixed maturity securities
15,245.8        352.5         155.3         15,443.0
           Equity securities
103.5          9.5           4.0            109.0

--------------------------------------------------------------------------------
-----------------------------------------
                                                                          $
15,349.3      $ 362.0       $ 159.3       $ 15,552.0

================================================================================
=========================================

         December 31, 1999
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                     $
428.4     $   23.4     $     2.4     $      449.4
             Obligations of states and political subdivisions
0.8          -             -                0.8
             Debt securities issued by foreign governments
110.6          0.6           0.8            110.4
             Corporate securities
9,390.4        110.3         179.9          9,320.8
             Mortgage-backed securities - U.S. Government backed
3,423.1         25.8          30.3          3,418.6
             Asset-backed securities
2,024.0          8.6          38.6          1,994.0

--------------------------------------------------------------------------------
-----------------------------------------
                 Total fixed maturity securities
15,377.3        168.7         252.0         15,294.0
           Equity securities
84.9         12.4           4.4             92.9

--------------------------------------------------------------------------------
-----------------------------------------
                                                                          $
15,462.2      $ 181.1       $ 256.4       $ 15,386.9

================================================================================
=========================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




Amortized            Estimated
         (in millions)
  cost             fair value

================================================================================
===========================
         Fixed maturity securities available for sale:
          Due in one year or less
$  1,288.7         $  1,287.0
          Due after one year through five years
  4,577.9            4,572.4
          Due after five years through ten years
  3,071.3            3,136.6
          Due after ten years
  1,200.6            1,277.3

--------------------------------------------------------------------------------
---------------------------

 10,138.5           10,273.3
           Mortgage-backed securities
  2,719.1            2,761.4
           Asset-backed securities
  2,388.2            2,408.3

--------------------------------------------------------------------------------
---------------------------

$ 15,245.8         $ 15,443.0

================================================================================
===========================

         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of each December 31:

         (in millions)

     2000           1999

================================================================================
===========================

          Gross unrealized gains (losses)
$    202.7      $    (75.3)
          Adjustment to deferred policy acquisition costs
    (23.2)           50.9
          Deferred federal income tax
    (62.8)            8.5

--------------------------------------------------------------------------------
---------------------------

$    116.7      $    (15.9)

================================================================================
===========================

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

         (in millions)                                                      2000
           1999             1998

================================================================================
===========================
         Securities available-for-sale:
           Fixed maturity securities                                       $
280.5        $ (607.1)         $ 52.6
           Equity securities
(2.5)           (8.8)            4.2

--------------------------------------------------------------------------------
---------------------------
                                                                           $
278.0        $ (615.9)         $ 56.8

================================================================================
===========================

         Proceeds from the sale of securities available-for-sale during 2000, 1999 and 1998 were $602.0 million, $513.1 million and $610.5 million, respectively. During 2000, gross gains of $12.1 million ($10.4 million and $9.0 million in 1999 and 1998, respectively) and gross losses of $25.6 million ($28.0 million and $7.6 million in 1999 and 1998, respectively) were realized on those sales.

         The Company had $13.0 million and $15.6 million of real estate investments at December 31, 2000 and 1999, respectively, that were non-income producing the preceding twelve months.

         Real estate is presented at cost less accumulated depreciation of $25.7 million as of December 31, 2000 ($24.8 million as of December 31, 1999) and valuation allowances of $5.2 million as of December 31, 2000 ($5.5 million as of December 31, 1999).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The recorded investment of mortgage loans on real estate considered to be impaired was $9.8 million as of December 31, 2000 ($3.7 million as of December 31, 1999), which includes $5.3 million (none as of December 31, 1999) of impaired mortgage loans on real estate for which the related valuation allowance was $1.6 million (none as of December 31, 1999) and $4.5 million ($3.7 million as of December 31, 1999) of impaired mortgage loans on real estate for which there was no valuation allowance. During 2000, the average recorded investment in impaired mortgage loans on real estate was $7.7 million ($3.7 million in 1999) and interest income recognized on those loans totaled $0.4 million in 2000 (none in 1999) which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

         (in millions)                                                    2000
         1999            1998

================================================================================
===========================
         Allowance, beginning of year                                   $  44.4
        $ 42.4          $ 42.5
           Additions (reductions) charged to operations                     4.1
           0.7            (0.1)
           Direct write-downs charged against the allowance                (3.2)
           --              --
           Allowance on acquired mortgage loans                              --
           1.3             --

--------------------------------------------------------------------------------
---------------------------
              Allowance, end of year                                    $  45.3
        $ 44.4          $ 42.4

================================================================================
===========================

         An analysis of investment income by investment type follows for the years ended December 31:

         (in millions)                                                    2000
         1999            1998

================================================================================
===========================
         Gross investment income:
           Securities available-for-sale:
             Fixed maturity securities                                 $ 1,095.5
      $ 1,031.3      $    982.5
             Equity securities                                               2.6
            2.5             0.8
           Mortgage loans on real estate                                   494.5
          460.4           458.9
           Real estate                                                      32.2
           28.8            40.4
           Short-term investments                                           27.0
           18.6            17.8
           Other                                                            53.2
           26.5            30.7

--------------------------------------------------------------------------------
---------------------------
               Total investment income                                   1,705.0
        1,568.1         1,531.1
         Less investment expenses                                           50.1
           47.3            49.5

--------------------------------------------------------------------------------
---------------------------
               Net investment income                                   $ 1,654.9
      $ 1,520.8       $ 1,481.6

================================================================================
===========================

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

         (in millions)                                                    2000
         1999            1998

================================================================================
===========================

         Securities available-for-sale:
           Fixed maturity securities                                     $
(18.2)        $ (25.0)        $  (0.7)
           Equity securities                                                 4.7
            7.4             2.1
         Mortgage loans on real estate
(4.2)           (0.6)            3.9
         Real estate and other
(1.7)            6.6            23.1

--------------------------------------------------------------------------------
---------------------------
                                                                         $
(19.4)        $ (11.6)         $ 28.4

================================================================================
===========================

         Fixed maturity securities with an amortized cost of $12.8 million and $9.1 million were on deposit with various regulatory agencies as required by law as of December 31, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      SHORT-TERM BORROWINGS

         NLIC established a $300 million commercial paper program in October 2000. Borrowings under the commercial paper program are unsecured and are issued for terms of 364 days or less. As of December 31, 2000 the Company had $118.7 million of commercial paper outstanding at an average effective rate of 6.48%. See also note 13.

(5)      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate and foreign currency swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges. See note 2 (j) regarding accounting for derivatives under SFAS 133 effective January 1, 2001.

         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Currently, changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale and cross currency swaps hedging foreign denominated debt instruments, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The notional amount of derivative financial instruments outstanding as of December 31, 2000 and 1999 were as follows:


         (in millions )
         2000            1999

================================================================================
===========================
          Interest rate swaps
            Pay fixed/receive variable rate swaps hedging investments
      $    934.8       $  362.7
            Pay variable/receive fixed rate swaps hedging investments
            98.8           28.5
            Pay variable/receive variable rate swaps hedging investments
           184.0            9.0
            Other contracts hedging investments
            20.4           10.1
            Pay variable/receive fixed rate swaps hedging liabilities
           965.3          577.2
            Pay variable/receive variable rate swaps hedging liabilities
           546.9           --

         Foreign currency swaps
             Hedging foreign currency denominated investments
      $     30.5       $   14.8
             Hedging foreign currency denominated liabilities
         1,542.2          577.2

         Interest rate futures contracts
      $  5,659.8       $  781.6

--------------------------------------------------------------------------------
---------------------------



(6)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2000 and 1999 were as follows:

         (in millions)
         2000            1999

================================================================================
===========================

         Deferred tax assets:
           Fixed maturity securities
      $   --           $    5.3
           Future policy benefits
          34.7            149.5
           Liabilities in separate accounts
         462.7            373.6
           Mortgage loans on real estate and real estate
          18.8             18.5
           Other assets and other liabilities
          40.3             51.1

--------------------------------------------------------------------------------
---------------------------
             Total gross deferred tax assets
         556.5            598.0
           Valuation allowance
          (7.0)            (7.0)

--------------------------------------------------------------------------------
---------------------------
             Net deferred tax assets
         549.5            591.0

--------------------------------------------------------------------------------
---------------------------

         Deferred tax liabilities:
           Fixed maturity securities
          98.8             --
           Equity securities and other long-term investments
           6.4             10.8
           Deferred policy acquisition costs
         783.7            724.4
           Deferred tax on realized investment gains
          29.0             34.7
           Other
          38.1             26.5

--------------------------------------------------------------------------------
---------------------------
             Total gross deferred tax liabilities
         956.0            796.4

--------------------------------------------------------------------------------
---------------------------
             Net deferred tax liability
      $  406.5         $  205.4

================================================================================
===========================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2000, 1999 and 1998.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company's current federal income tax liability was $108.9 million and $104.7 million as of December 31, 2000 and 1999, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

         (in millions)                                                    2000
         1999            1998

================================================================================
===========================
         Currently payable                                              $   78.0
       $   53.6         $ 186.1
         Deferred tax expense                                              129.7
          147.8             4.3

--------------------------------------------------------------------------------
---------------------------
                                                                         $ 207.7
        $ 201.4         $ 190.4

================================================================================
===========================

         Total federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           2000
   1999                     1998
                                                   ----------------------
----------------------   ----------------------
         (in millions)                                Amount        %
Amount        %          Amount        %

================================================================================
==================================
         Computed (expected) tax expense               $239.1      35.0
$212.3      35.0         $195.0      35.0
         Tax exempt interest and dividends
           received deduction                           (24.7)     (3.6)
 (7.3)     (1.2)          (4.9)     (0.9)
         Income tax credits                              (8.0)     (1.2)
 (4.3)     (0.7)           -         -
         Other, net                                       1.3       0.2
  0.7       0.1            0.3       0.1

--------------------------------------------------------------------------------
----------------------------------
             Total (effective rate of each year)       $207.7      30.4
$201.4      33.2         $190.4      34.2

================================================================================
==================================

         Total federal income tax paid was $74.6 million, $29.8 million and $173.4 million during the years ended December 31, 2000, 1999 and 1998, respectively.

(7)      COMPREHENSIVE INCOME

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                    2000
         1999            1998

================================================================================
===========================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                        $ 264.5
       $ (665.3)         $ 58.2
            Adjustment to deferred policy acquisition costs
(74.0)          167.5           (12.9)
            Related federal income tax (expense) benefit
(66.7)          171.4           (15.9)

--------------------------------------------------------------------------------
---------------------------
               Net                                                         123.8
         (326.4)           29.4

--------------------------------------------------------------------------------
---------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                           13.5
           17.6            (1.4)
            Related federal income tax expense (benefit)
(4.7)           (6.2)            0.5

--------------------------------------------------------------------------------
---------------------------
               Net                                                           8.8
           11.4            (0.9)

--------------------------------------------------------------------------------
---------------------------
         Total Other Comprehensive Income (Loss)                         $ 132.6
       $ (315.0)         $ 28.5

================================================================================
===========================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(8)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The Company in estimating its fair value disclosures used the following methods and assumptions:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              SHORT-TERM BORROWINGS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                    2000
                    1999

-------------------------------  -------------------------------
                                                          Carrying
Estimated         Carrying       Estimated
         (in millions)                                     amount        fair
value         amount        fair value

================================================================================
==============================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                 $ 15,451.3      $
15,451.3       $ 15,289.7      $ 15,289.7
               Equity securities                              109.0
109.0             92.9            92.9
             Mortgage loans on real estate, net             6,168.3
6,327.8          5,786.3         5,745.5
             Policy loans                                     562.6
562.6            519.6           519.6
             Short-term investments                           442.6
442.6            416.0           416.0
           Cash                                                18.4
18.4              4.8             4.8
           Assets held in separate accounts                65,897.2
65,897.2         67,135.1        67,135.1

         Liabilities:
           Investment contracts                           (16,815.3)
(15,979.8)       (16,977.7)      (16,428.6)
           Policy reserves on life insurance contracts     (5,368.4)
(5,128.5)        (4,883.9)       (4,607.9)
           Short-term borrowings                             (118.7)
(118.7)             --              --
           Liabilities related to separate accounts       (65,897.2)
(64,237.6)       (67,135.1)      (66,318.7)

         Derivative financial instruments:
           Interest rate swaps hedging assets                  (8.3)
(8.3)             4.3             4.3
           Interest rate swaps hedging liabilities            (26.2)
(32.2)           (11.5)          (24.2)
           Foreign currency swaps                             (24.3)
(30.9)           (11.8)          (11.8)
           Futures contracts                                  (16.0)
(16.0)             1.3             1.3

--------------------------------------------------------------------------------
------------------------------

(9)      RISK DISCLOSURES

              The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $360.6 million extending into 2001 were outstanding as of December 31, 2000. The Company also had $55.6 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2000.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2000, NLIC's credit risk from these derivative financial instruments was $44.8 million.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (23% in 1999) in any geographic area and no more than 1% (2% in 1999) with any one borrower as of December 31, 2000. As of December 31, 2000, 36% (39% in 1999) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         REINSURANCE: The Company has entered into reinsurance contracts to cede a portion of its individual annuity business to The Franklin Life Insurance Company (Franklin) and beginning in 2000 with Security Benefit Life Insurance Company (SBL). Total recoveries due from Franklin were $97.7 million and $143.6 million as of December 31, 2000 and 1999, respectively, while amounts due from SBL totaled $45.4 million at December 31, 2000. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin and SBL have each established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% and 100% of the reinsured reserves for Franklin and SBL, respectively.

(10)     PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 2000, 1999 and 1998 were $1.9 million, $(8.3) million and $2.0 million, respectively. The Company has recorded a prepaid pension asset of $13.6 million and $13.3 million as of December 31, 2000 and 1999, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2000 and 1999 was $51.0 million and $49.6 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2000, 1999 and 1998 was $3.8 million, $4.9 million and $4.1 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2000 and 1999 follows:

                                                                        Pension
Benefits          Postretirement Benefits

----------------------------  ---------------------------
         (in millions)                                                   2000
     1999            2000          1999

================================================================================
===================================
         Change in benefit obligation:
         Benefit obligation at beginning of year                     $ 1,811.4
  $ 2,185.0      $    239.8    $    270.1
         Service cost                                                     81.4
       80.0            12.2          14.2
         Interest cost                                                   125.3
      109.9            18.7          17.6
         Actuarial loss (gain)                                            34.8
      (95.0)           16.1         (64.4)
         Plan settlement                                                   --
     (396.1)            --           --
         Benefits paid                                                   (71.2)
      (72.4)          (10.4)        (11.0)
         Acquired companies                                                --
        --              --           13.3

--------------------------------------------------------------------------------
-----------------------------------
         Benefit obligation at end of year                             1,981.7
    1,811.4           276.4         239.8

--------------------------------------------------------------------------------
-----------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year                2,247.6
    2,541.9            91.3          77.9
         Actual return on plan assets                                    140.9
      161.8            12.2           3.5
         Employer contribution                                             --
       12.4            26.3          20.9
         Plan curtailment in 2000/settlement in 1999                      19.8
     (396.1)            --            --
         Benefits paid                                                   (71.2)
      (72.4)          (10.4)        (11.0)

--------------------------------------------------------------------------------
-----------------------------------
         Fair value of plan assets at end of year                      2,337.1
    2,247.6           119.4          91.3

--------------------------------------------------------------------------------
-----------------------------------

         Funded status                                                   355.4
      436.2          (157.0)       (148.5)
         Unrecognized prior service cost                                  25.0
       28.2             --            --
         Unrecognized net gains                                         (311.7)
     (402.0)          (34.1)        (46.7)
         Unrecognized net (asset) obligation at transition                (6.4)
       (7.7)            1.0           1.1

--------------------------------------------------------------------------------
-----------------------------------
         Prepaid (accrued) benefit cost                              $    62.3
  $    54.7      $   (190.1)   $   (194.1)

================================================================================
===================================

         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                       Pension
Benefits          Postretirement Benefits

---------------------------   ---------------------------
                                                                      2000
   1999            2000          1999

================================================================================
===================================

        Weighted average discount rate                               6.75%
  7.00%             7.50%         7.80%
        Rate of increase in future compensation levels               5.00%
  5.25%              --            --
        Assumed health care cost trend rate:
              Initial rate                                             --
    --             15.00%        15.00%
              Ultimate rate                                            --
    --              5.50%        5.50%
              Uniform declining period                                 --
    --             5 Years       5 Years

--------------------------------------------------------------------------------
-----------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                  2000
       1999            1998

================================================================================
=========================

         Service cost (benefits earned during the period)              $    81.4
       $   80.0        $   87.6
         Interest cost on projected benefit obligation                     125.3
          109.9           123.4
         Expected return on plan assets
(184.5)         (160.3)         (159.0)
         Recognized gains
(11.8)           (9.1)           (3.8)
         Amortization of prior service cost                                  3.2
            3.2             3.2
         Amortization of unrecognized transition obligation (asset)
(1.3)           (1.4)            4.2

--------------------------------------------------------------------------------
-------------------------
                                                                       $    12.3
       $   22.3        $   55.6

================================================================================
=========================

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the plan resulting in a curtailment gain of $67.1 million. During 1999, the Plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:


   2000          1999          1998

================================================================================
================================

         Weighted average discount rate
   7.00%         6.08%         6.00%
         Rate of increase in future compensation levels
   5.25%         4.33%         4.25%
         Expected long-term rate of return on plan assets
   8.25%         7.33%         7.25%

--------------------------------------------------------------------------------
--------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2000,
         1999 and 1998 were as follows:


         (in millions)
   2000          1999          1998

================================================================================
================================
         Service cost (benefits attributed to employee service during the year)
   $ 12.2        $ 14.2       $   9.8
         Interest cost on accumulated postretirement benefit obligation
     18.7          17.6          15.4
         Expected return on plan assets
     (7.9)         (4.8)         (4.4)
         Amortization of unrecognized transition obligation of affiliates
      0.6           0.6           0.2
         Net amortization and deferral
     (1.3)         (0.5)          0.6

--------------------------------------------------------------------------------
--------------------------------

   $ 22.3        $ 27.1        $ 21.6

================================================================================
================================


         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2000, 1999 and 1998 were as follows:


   2000          1999          1998

================================================================================
================================

         Discount rate
   7.80%         6.65%         6.70%
         Long-term rate of return on plan assets, net of tax in 1999 and 1998
   8.30%         7.15%         5.83%
         Assumed health care cost trend rate:
            Initial rate
  15.00%        15.00%        12.00%
            Ultimate rate
   5.50%         5.50%         6.00%
            Uniform declining period
  5 Years       5 Years      12 Years

--------------------------------------------------------------------------------
--------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2000 and on the NPPBC for the year ended December 31, 2000 was not calculated.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 2000, 1999 and 1998 was $1.28 billion, $1.35 billion and $1.32 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2000, 1999 and 1998 was $158.7 million, $276.2 million and $171.0 million, respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for NLIC and its insurance company subsidiary. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2000 no dividends could be paid by NLIC without prior approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(12)     TRANSACTIONS WITH AFFILIATES

         During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2000, 1999 and 1998 were $170.1 million, $193.0 million, and $216.9 million, respectively, while benefits, claims and expenses ceded were $168.0 million, $197.3 million and $259.3 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2000, 1999 and 1998, the Company made payments to NMIC and Nationwide Services Company totaling $150.3 million, $124.1 million, and $95.0 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2000, 1999 and 1998, the Company made lease payments to NMIC and its subsidiaries of $14.1 million, $9.9 million and $8.0 million, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. Transactions under the agreements during 2000, 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $321.1 million and $411.7 million as of December 31, 2000 and 1999, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2000 were $65.0 million, $79.7 million and $74.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     BANK LINES OF CREDIT

         Also available as a source of funds to the Company is a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2000. Of the total facility, $300 million is designated to back NLIC's $300 million commercial paper program. Therefore, borrowing capacity under this facility would be reduced by the amount of any commercial paper outstanding.

(14)     CONTINGENCIES

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(15)     SEGMENT INFORMATION

         The Company has redefined its business segments in order to align this disclosure with the way management currently views its core operations. This updated view better reflects the different economics of the Company's various businesses and also aligns well with the current market focus. As a result, the Company now reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment. All 1999 and 1998 amounts have been restated to reflect the new business segments.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

         The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note program. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance and bank-owned life insurance products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's investment advisory and broker/dealer subsidiary, unallocated expenses and interest expense on short-term borrowings. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments in the Corporate segment.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2000, 1999 and 1998.

                                                          Individual
Institutional      Life
         (in millions)                                      Annuity
Products       Insurance   Corporate     Total

================================================================================
===================================
         2000:
         Net investment income                            $   483.2     $
827.4     $   289.2    $    55.1     $ 1,654.9
         Other operating revenue                              625.9
251.6         453.9         17.0       1,348.4

--------------------------------------------------------------------------------
-----------------------------------
            Total operating revenue(1)                      1,109.1
1,079.0         743.1         72.1       3,003.3

--------------------------------------------------------------------------------
-----------------------------------
         Interest credited to policyholder
            account balances                                  396.4
628.8         157.2         --         1,182.4
         Amortization of deferred policy
            acquisition costs                                 238.7
49.2          64.2         --           352.1
         Interest expense on short-term
            borrowings                                         --            --
          --            1.3           1.3
         Other benefits and expenses                          192.3
170.3         368.8         33.7         765.1

--------------------------------------------------------------------------------
-----------------------------------
            Total expenses                                    827.4
848.3         590.2         35.0       2,300.9

--------------------------------------------------------------------------------
-----------------------------------
         Operating income before
            federal income tax                                281.7
230.7         152.9         37.1         702.4
         Realized losses on investments                        --            --
          --          (19.4)        (19.4)

--------------------------------------------------------------------------------
-----------------------------------
         Income before
            federal income tax                            $   281.7     $
230.7     $   152.9    $    17.7     $   683.0

================================================================================
===================================

         Assets as of year end                            $45,422.5
$37,217.3     $ 8,103.3    $ 1,824.2     $92,567.3

--------------------------------------------------------------------------------
-----------------------------------

         1999:
         Net investment income                            $   458.9     $
771.2     $   253.1    $    37.6     $ 1,520.8
         Other operating revenue                              511.4
211.9         393.0         66.1       1,182.4

--------------------------------------------------------------------------------
-----------------------------------
            Total operating revenue(1)                        970.3
983.1         646.1        103.7       2,703.2

--------------------------------------------------------------------------------
-----------------------------------
         Interest credited to policyholder
            account balances                                  384.9
580.9         130.5         --         1,096.3
         Amortization of deferred policy
            acquisition costs                                 170.9
41.6          60.1         --           272.6
         Other benefits and expenses                          155.3
142.8         334.7         83.4         716.2

--------------------------------------------------------------------------------
-----------------------------------
            Total expenses                                    711.1
765.3         525.3         83.4       2,085.1

--------------------------------------------------------------------------------
-----------------------------------
         Operating income before
            federal income tax                                259.2
217.8         120.8         20.3         618.1
         Realized losses on investments                        --            --
          --          (11.6)        (11.6)

--------------------------------------------------------------------------------
-----------------------------------
         Income before
            federal income tax                            $   259.2     $
217.8     $   120.8    $     8.7     $   606.5

================================================================================
===================================

         Assets as of year end                            $45,667.8
$39,045.1     $ 6,616.7    $ 1,346.3     $92,675.9

--------------------------------------------------------------------------------
-----------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                            Individual
Institutional     Life
         (in millions)                                        Annuity
Products     Insurance   Corporate     Total

================================================================================
===================================
         1998:
         Net investment income                              $   431.7     $
784.7     $   225.6    $    39.6    $ 1,481.6
         Other operating revenue                                412.6
167.8         318.5         66.8        965.7

--------------------------------------------------------------------------------
-----------------------------------
            Total operating revenue(1)                          844.3
952.5         544.1        106.4      2,447.3

--------------------------------------------------------------------------------
-----------------------------------
         Interest credited to policyholder
            account balances                                    357.9
595.7         115.4         --        1,069.0
         Amortization of deferred policy
            acquisition costs                                   129.2
38.9          46.4         --          214.5
         Other benefits and expenses                            125.7
137.5         293.5         78.4        635.1

--------------------------------------------------------------------------------
-----------------------------------
            Total expenses                                      612.8
772.1         455.3         78.4      1,918.6

--------------------------------------------------------------------------------
-----------------------------------
         Operating income before federal
             income tax                                         231.5
180.4          88.8         28.0        528.7
         Realized gains on investments                           --
--            --           28.4         28.4

--------------------------------------------------------------------------------
-----------------------------------
         Income before
            federal income tax                              $   231.5     $
180.4     $    88.8    $    56.4    $   557.1

================================================================================
===================================

         Assets as of year end                              $36,641.8
$30,618.4     $ 5,187.6    $ 1,894.3    $74,342.1

--------------------------------------------------------------------------------
-----------------------------------

         ----------
         1     Excludes net realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

                NATIONWIDE LIFE INSURANCE COMPANY - CONSOLIDATED
                         COSOLIDATED GAAP BALANCE SHEET
                                 MARCH 31, 2001
================================================================================


CONSOLIDATED

GAAP                COMBINED
                                                                           DEC.
31, 2000          NLIC/NLAIC

-----------------      ---------------
Assets:
              Invested Assets:
                          Fixed Maturities-Held to Maturity
       0                     0
                          Fixed Maturities-Available for Sale
15,443,016,627                     0
                          Fixed Maturities-Trading
       0                     0
                          Equity Securities
108,966,795                     0
                          Mortgage Loans on Real Estate
6,168,336,058                     0
                          Real Estate Owned
310,642,154                     0
                          Policy Loans
562,612,397                     0
                          Other Invested Assets
101,798,509                     0
                          Short Term Investments
442,567,267                     0

               ---------------
                                               Total Invested Assets
23,137,939,807                     0

               ---------------

              Cash
18,427,358                     0

              Accrued Investment Income
251,421,764                     0

              Deferred Policy Acquisition Costs
2,865,599,567                     0

              Deferred Federal Income Tax Asset
       0                     0

              Investment in Subsidiaries Classified
                          as Discontinued Operations
       0

                          Investment in Subsidiaries
      (2)                    0
                          Fixed Assets, net
       0                     0
                          All Other Assets
396,703,835                     0

---------------       ---------------

              Other Assets
396,703,833                     0

              Assets Held in Separate Accounts
65,897,207,095                     0

---------------       ---------------


                                                        Total Assets
92,567,299,424                     0

===============       ===============




NAS                NFAC                  NISC

---------------      ---------------      ---------------
              Invested Assets:
                          Fixed Maturities-Held to Maturity
       0                    0                    0
                          Fixed Maturities-Available for Sale
       0                    0                    0
                          Fixed Maturities-Trading
       0                    0                    0
                          Equity Securities
       0                    0                    0
                          Mortgage Loans on Real Estate
       0                    0                    0
                          Real Estate Owned
       0                    0                    0
                          Policy Loans
       0                    0                    0
                          Other Invested Assets
       0                    0                    0
                          Short Term Investments
       0                    0                    0

---------------      ---------------      ---------------
                                               Total Invested Assets
       0                    0                    0

---------------      ---------------      ---------------

              Cash
       0                    0                    0

              Accrued Investment Income
       0                    0                    0

              Deferred Policy Acquisition Costs
       0                    0                    0

              Deferred Federal Income Tax Asset
       0                    0                    0

              Investment in Subsidiaries Classified
                          as Discontinued Operations

                          Investment in Subsidiaries
       0                    0                    0
                          Fixed Assets, net
       0                    0                    0
                          All Other Assets
       0                    0                    0

---------------      ---------------      ---------------

              Other Assets
       0                    0                    0

              Assets Held in Separate Accounts
       0                    0                    0

---------------      ---------------      ---------------


                                                        Total Assets
       0                    0                    0

===============      ===============      ===============




                    ELIM

                     REF

---------------      ---------------
              Invested Assets:
                          Fixed Maturities-Held to Maturity
       0
                          Fixed Maturities-Available for Sale
       0
                          Fixed Maturities-Trading
       0
                          Equity Securities
       0
                          Mortgage Loans on Real Estate
       0
                          Real Estate Owned
       0
                          Policy Loans
       0
                          Other Invested Assets
       0
                          Short Term Investments
       0

---------------      ---------------
                                               Total Invested Assets
       0

---------------      ---------------

              Cash
       0

              Accrued Investment Income
       0

              Deferred Policy Acquisition Costs
       0

              Deferred Federal Income Tax Asset
       0

              Investment in Subsidiaries Classified
                          as Discontinued Operations

                          Investment in Subsidiaries
       0                    1
                          Fixed Assets, net
       0
                          All Other Assets
       0                    2

---------------

              Other Assets
       0

              Assets Held in Separate Accounts
       0

---------------


                                                        Total Assets
       0

===============




DR (CR)                    Consolidated

ELIMINATION                      GAAP

ENTRIES                   JAN. 00, 1900

------------            -----------------------

Assets:
              Invested Assets:
                          Fixed Maturities-Held to Maturity
                                         0
                          Fixed Maturities-Available for Sale
                                         0
                          Fixed Maturities-Trading
                                         0
                          Equity Securities
                                         0
                          Mortgage Loans on Real Estate
                                         0
                          Real Estate Owned
                                         0
                          Policy Loans
                                         0
                          Other Invested Assets
                                         0
                          Short Term Investments
                                         0

------------            -----------------------
                                               Total Invested Assets
      0                                  0

------------            -----------------------

              Cash
                                         0

              Accrued Investment Income
                                         0

              Deferred Policy Acquisition Costs
                                         0

              Deferred Federal Income Tax Asset
                                         0

              Investment in Subsidiaries Classified
                          as Discontinued Operations
                                         0

                          Investment in Subsidiaries
      0                                  0
                          Fixed Assets, net
                                         0
                          All Other Assets
      0                                  0

------------

                    -----------------------
              Other Assets
      0                                  0

              Assets Held in Separate Accounts
                                         0

------------

                    -----------------------

                                                        Total Assets
      0                                  0

============            =======================


                NATIONWIDE LIFE INSURANCE COMPANY - CONSOLIDATED
                         COSOLIDATED GAAP BALANCE SHEET
                                 MARCH 31, 2001


CONSOLIDATED

    GAAP           COMBINED

DEC. 31, 2000      NLIC/NLAIC

---------------------  -----------------
Liabilities:
              Future Policy Benefits and Contract Claims
22,183,648,565                   0

              Policyholder Dividend Accumulations
           0                   0

              Other Policyholder Funds
           0                   0

              Accrued Federal Income Tax:
                          Current
           0                   0
                          Deferred
           0                   0

---------------     ---------------
                                     Total Accrued Federal income Tax
           0                   0

---------------     ---------------

              Funds Withheld on Coinsurance
                               0

              Dividends Payable to Shareholder
                               0

              Other Liabilities
1,283,547,094                   0

              Liabilities Related to Separate Accounts
65,897,207,095                   0

---------------     ---------------


                                                    Total Liabilities
89,364,402,754                   0

===============     ===============

Shareholder's Equity:
              Capital Shares *
   3,814,779                   0

              Additional Paid In Capital *
 646,067,007                   0

              Retained Earnings *
2,441,317,229                   0

                          Unrealized Holding Gains/Losses *
 106,279,739                   0
                          Unrealized Gains/Losses (Equity Sec.) *
   5,417,918                   0
                          Unrealized Gains/Losses (Derivative Sec.) *
           0                   0

---------------     ---------------
              Unrealized Gains/Losses, net *
 111,697,657                   0

---------------     ---------------

                                         Total Shareholder's Equity *
3,202,896,672                   0
                                                    Total Liabilities
89,364,402,754                   0

                          Current Net Income of Subsidiaries
  (5,016,913)                  0
                          Current Change, URHG/L of Subsidiaries
   6,850,104                   0
                          Current Change, URG/L (ES) of Subsidiaries
  (1,833,191)                  0
                          Current Change, URG/L (Drv) of Subsidiaries
           0                   0
                          Capital Contribution from NLIC
           0                   0
                          Dividends Paid to Nationwide Life
           0                   0

---------------     ---------------
                            Total Liabilities and Shareholder's Equity
92,567,299,426                   0

===============     ===============

                                                            Balancing
          (2)                  0
                                    Total Ending Shareholder's Equity
3,202,896,672                   0

===============     ===============

                                                                        * -
Amounts are Prior Year-End for Subsidiaries

                          Components of Shareholder's Equity:
                          Capital Shares
   3,814,779                   0
                          Additional Paid In Capital
 646,067,007                   0
                          Retained Earnings
2,436,300,316                   0
                          Unrealized Gains/Losses-Debt Sec
 113,129,843                   0
                          Unrealized Gains/Losses-Equity Sec
   3,584,727                   0
                          Unrealized Gains/Losses-Derivative Sec
           0                   0

---------------     ---------------
                                        Total Unrealized Gains/Losses
 116,714,570                   0

---------------     ---------------
                                           Total Shareholder's Equity
3,202,896,672                   0

===============     ===============


    NAS             NFAC                NISC

---------------    ---------------    ---------------
Liabilities:
              Future Policy Benefits and Contract Claims
           0                  0                  0

              Policyholder Dividend Accumulations
                                              --

              Other Policyholder Funds
                                              --

              Accrued Federal Income Tax:
                          Current
                                              --
                          Deferred
                                                 0

---------------    ---------------    ---------------
                                     Total Accrued Federal income Tax
           0                  0                  0

---------------    ---------------    ---------------

              Funds Withheld on Coinsurance
           0                  0                  0

              Dividends Payable to Shareholder
           0

              Other Liabilities
           0                  0                  0

              Liabilities Related to Separate Accounts
           0                  0                  0


---------------    ---------------    ---------------



                                                    Total Liabilities
           0                  0                  0

===============    ===============    ===============

Shareholder's Equity:
              Capital Shares *
           0                  0                  0

              Additional Paid In Capital *
           0                  0                  0

              Retained Earnings *
           0                  0                  0

                          Unrealized Holding Gains/Losses *
           0                  0                  0
                          Unrealized Gains/Losses (Equity Sec.) *
           0                  0                  0
                          Unrealized Gains/Losses (Derivative Sec.) *
           0                  0                  0


---------------    ---------------    ---------------
              Unrealized Gains/Losses, net *
           0                  0                  0

---------------    ---------------    ---------------

                                         Total Shareholder's Equity *
           0                  0                  0
                                                    Total Liabilities
           0                  0                  0

                          Current Net Income of Subsidiaries
           0                  0                  0
                          Current Change, URHG/L of Subsidiaries
           0                  0                  0
                          Current Change, URG/L (ES) of Subsidiaries
           0                  0                  0
                          Current Change, URG/L (Drv) of Subsidiaries
           0                  0                  0
                          Capital Contribution from NLIC
           0                  0                  0
                          Dividends Paid to Nationwide Life
           0                  0                  0


---------------    ---------------    ---------------
                           Total Liabilities and Shareholder's Equity
           0                  0                  0

===============    ===============    ===============

                                                            Balancing
           0                  0                  0
                                    Total Ending Shareholder's Equity
           0                  0                  0


===============    ===============    ===============

                          * - Amounts are Prior Year-End for Subsidiaries

                          Components of Shareholder's Equity:
                          Capital Shares
           0                  0                  0
                          Additional Paid In Capital
           0                  0                  0
                          Retained Earnings
           0                  0                  0
                          Unrealized Gains/Losses-Debt Sec
           0                  0                  0
                          Unrealized Gains/Losses-Equity Sec
           0                  0                  0
                          Unrealized Gains/Losses-Derivative Sec
           0                  0                  0

---------------    ---------------    ---------------
                                        Total Unrealized Gains/Losses
           0                  0                  0

---------------    ---------------    ---------------
                                           Total Shareholder's Equity
           0                  0                  0

===============    ===============    ===============



                                         DR(CR)

                     ELIM             ELIMINATION

                      REF               ENTRIES

---------------    ---------------    ---------------
Liabilities:
              Future Policy Benefits and Contract Claims
           0

              Policyholder Dividend Accumulations
           0

              Other Policyholder Funds
           0

              Accrued Federal Income Tax:
                          Current
           0

---------------                       ---------------
                                     Total Accrued Federal income Tax
           0                                     0

---------------                       ---------------

              Funds Withheld on Coinsurance
        --


              Other Liabilities
           0                  4                  0

              Liabilities Related to Separate Accounts
           0                  0


---------------                       ---------------



                                                    Total Liabilities
           0                                     0

===============                       ===============

Shareholder's Equity:
              Capital Shares *
           0                  5                  0

              Additional Paid In Capital *
           0                  6                  0

              Retained Earnings *
           0                  7                  0

                          Unrealized Holding Gains/Losses *
           0                  8                  0
                          Unrealized Gains/Losses (Equity Sec.) *
           0                  9                  0
                          Unrealized Gains/Losses (Derivative Sec.) *
           0


---------------                       ---------------
              Unrealized Gains/Losses, net *
           0                                     0

---------------                       ---------------

                                         Total Shareholder's Equity *
           0                                     0
                                                    Total Liabilities
           0

                          Current Net Income of Subsidiaries
           0
                          Current Change, URHG/L of Subsidiaries
           0
                          Current Change, URG/L (ES) of Subsidiaries
           0
                          Current Change, URG/L (Drv) of Subsidiaries
           0
                          Capital Contribution from NLIC
           0                 10                  0
                          Dividends Paid to Nationwide Life
           0


---------------                       ---------------
                           Total Liabilities and Shareholder's Equity
           0                                     0

===============                       ===============

                                                            Balancing
           0                                  --
                                    Total Ending Shareholder's Equity
           0


===============                       ===============

                                                                        * -
Amounts are Prior Year-End for Subsidiaries

                          Components of Shareholder's Equity:
                          Capital Shares
           0                                     0
                          Additional Paid In Capital
           0                                     0
                          Retained Earnings
           0                                     0
                          Unrealized Gains/Losses-Debt Sec
           0                                     0
                          Unrealized Gains/Losses-Equity Sec
           0                                     0
                          Unrealized Gains/Losses-Derivative Sec
           0                                     0

---------------                       ---------------
                                        Total Unrealized Gains/Losses
           0                                     0

---------------                       ---------------
                                           Total Shareholder's Equity
           0                                     0

===============                       ===============



Consolidated

  GAAP

JAN. 00, 1900

---------------
Liabilities:
              Future Policy Benefits and Contract Claims
           0

              Policyholder Dividend Accumulations
           0

              Other Policyholder Funds
           0

              Accrued Federal Income Tax:
                          Current
           0
                          Deferred
           0

---------------
                                     Total Accrued Federal income Tax
           0

---------------
              Funds Withheld on Coinsurance
           0

              Dividends Payable to Shareholder
           0

              Other Liabilities
           0

              Liabilities Related to Separate Accounts
           0

---------------

                                                    Total Liabilities
           0

===============
Shareholder's Equity:
              Capital Shares *
           0

              Additional Paid In Capital *
           0

              Retained Earnings *
           0

                          Unrealized Holding Gains/Losses *
           0
                          Unrealized Gains/Losses (Equity Sec.) *
           0
                          Unrealized Gains/Losses (Derivative Sec.)*
           0

---------------
              Unrealized Gains/Losses, net *
           0

---------------

                                         Total Shareholder's Equity *
           0
                                                    Total Liabilities
           0

                          Current Net Income of Subsidiaries
           0
                          Current Change, URHG/L of Subsidiaries
           0
                          Current Change, URG/L(ES) of Subsidiaries
           0
                          Current Change, URG/L (Drv) of Subsidiaries
           0
                          Capital Contribution from NLIC
           0
                          Dividends Paid to Nationwide Life
           0


---------------
                           Total Liabilities and Shareholder's Equity
           0

===============

                                                            Balancing
           0
                                    Total Ending Shareholder's Equity
           0


===============

                                                                          * -
Amounts are Prior Year-End for Subsidiaries

                          Components of Shareholder's Equity:

                          Capital Shares
           0
                          Addition Paid In Capital
           0
                          Retained Earnings
           0
                          Unrealized Gains/Losses-Debt Sec
           0
                          Unrealized Gains/Losses-Equity Sec.
           0
                          Unrealized Gains/Losses-Derivative Sec
           0

---------------
                                        Total Unrealized Gains/Losses
           0

---------------
                                           Total Shareholder's Equity
           0

===============

                       Nationwide Life Insurance Company - Consolidated Summation of Balance Sheet Elimination Adjusting Entries March 31, 2001
================================================================================

                       SUMMATION OF BALANCE SHEET ELIMINATION ADJUSTMENTS:

                   1   INVESTMENT IN SUBSIDIARIES (OTHER ASSETS):

                                                                 NAS
                 0

                 0

--------------------------

                 0

==========================

                   2    ALL OTHER ASSETS (OTHER ASSETS):


                                                                 NAS
                 0
                                                                NFAC
                 0
                                                                NISC
                 0

                 0

--------------------------

                 0

==========================

                   3







                   4    OTHER LIABILITIES:

                                                                 NAS
                 0
                                                                NFAC
                 0
                                                                NISC
                 0

                 0

---------------------------

                 0

===========================

                   5    CAPITAL SHARES:

                                                                 NAS
                 0
                                                                NFAC
                 0
                                                                NISC
                 0

                 0

--------------------------

                 0

==========================



                           6       Additional Paid In Capital:

                                         NAS                       0
                                        NFAC                       0
                                        NISC                       0
                                                                   0
                                                         -----------
                                                                   0
                                                         ===========

                           7       Retained Earnings:

                                         NAS                       0
                                        NFAC                       0
                                        NISC                       0
                                                                   0
                                                         ------------
                                       Total                       0
                                                         ============

                           8       Unrealized Holding Gain/Loss (Debt
Securities):



                                                         ------------

                                                         ============

                           9       Unrealized Gain/Loss (Equity Securities):





                                                         ------------

                                                         ============

                           10      Capital Contributions:

                                         NAS                       0
                                        NFAC                       0
                                        NISC                       0
                                                                   0
                                                         -----------
                                                                   0
                                                         ===========




Nationwide Life Insurance Company - Consolidated
Consolidated GAAP Income Statement
March 31, 2001
================================================================================

CONSOLIDATED

GAAP                                 COMBINED
                                                                         DEC.
31, 2000                           NLIC/NLAIC

--------------                        --------------
Revenues:
              Traditional Life Insurance Premiums
239,956,163                                     0

              Accident and Health Insurance Premiums
    0                                     0

              Invest. and Univ. Life Ins. Prod. Policy Charges
1,091,385,202                                     0

              Net Investment Income
1,654,891,860                                     0




              Equity in income of subsidiaries
   (2)                                    0






              Realized Gains (Losses) on Investments
(19,371,355)                                    0

              Other Income
16,997,849                                     0


--------------                        --------------
                                                      Total Revenues
2,983,859,717                                     0

--------------                        --------------

Benefits and Expenses:
              Future Policy Benefits and Contract Claims
1,423,981,996                                     0

              Provision for Policyholders' Dividends
44,571,171                                     0

              Amortization of Deferred Policy Acquisition Costs
352,137,169                                     0

              Interest Expense on Debt
1,270,942                                     0

              Commissions
766,525,571                                     0

              Capitalization
(778,887,476)                                    0

              Other Operating Costs and Expenses
491,254,890                                     0


--------------                        --------------
                                         Total Benefits and Expenses
2,300,854,263                                     0

--------------                        --------------

                                   Income from Continuing Operations
                                   Before Federal Income Tax Expense
683,005,454                                     0

--------------                        --------------

Federal Income Tax Expense (Benefit):
              Current Expense (Benefit)
78,058,154                                     0
              Deferred Expense (Benefit)
129,672,632                                     0

--------------                        --------------
                           Total Federal Income Tax Expense (Benefit)
207,730,786                                     0

--------------                        --------------

                                   Income from Continuing Operations
475,274,668                                     0

Income (Loss) from Discontinued Operations
    0                                     0


--------------                        --------------
                                                          Net Income
475,274,668                                     0

==============                        ==============








NAS                  NFAC             NISC

-----------------        ----------      ------------
Revenues:
              Traditional Life Insurance Premiums
    0                0                0

              Accident and Health Insurance Premiums
    0                0                0

              Invest. and Univ. Life Ins. Prod. Policy Charges
    0                0                0

              Net Investment Income
    0                0                0




              Equity in income of subsidiaries
    0                0





              Realized Gains (Losses) on Investments
    0                0                0

              Other Income
    0                0                0


--------------   --------------   --------------
                                                      Total Revenues
    0                0                0

--------------   --------------   --------------

Benefits and Expenses:
              Future Policy Benefits and Contract Claims
    0                0                0

              Provision for Policyholders' Dividends
    0                0                0

              Amortization of Deferred Policy Acquisition Costs
    0                0                0

              Interest Expense on Debt
    0                0                0

              Commissions
    0                0                0

              Capitalization


              Other Operating Costs and Expenses
    0                0                0


--------------   --------------   --------------
                                         Total Benefits and Expenses
    0                0                0

--------------   --------------   --------------

                                   Income from Continuing Operations
                                   Before Federal Income Tax Expense
    0                0                0

--------------   --------------   --------------

Federal Income Tax Expense (Benefit):
              Current Expense (Benefit)
    0                0                0
              Deferred Expense (Benefit)
    0                0                0

--------------   --------------   --------------
                           Total Federal Income Tax Expense (Benefit)
    0                0                0

--------------   --------------   --------------

                                   Income from Continuing Operations
    0                0                0

Income (Loss) from Discontinued Operations
    0


--------------   --------------   --------------
                                                          Net Income
    0                0                0

==============   ==============   ==============






                                ELIM

                                 REF

    ------------             ------------
Revenues:
              Traditional Life Insurance Premiums
              0

              Accident and Health Insurance Premiums
              0

              Invest. and Univ. Life Ins. Prod. Policy Charges
              0

              Net Investment Income
              0




              Equity in income of subsidiaries
                                 NAS

                                NFAC

                                NISC



              Realized Gains (Losses) on Investments
              0

              Other Income
              0


    ------------
                                                      Total Revenues
              0

    ------------

Benefits and Expenses:
              Future Policy Benefits and Contract Claims
              0

              Provision for Policyholders' Dividends
              0

              Amortization of Deferred Policy Acquisition Costs
              0

              Interest Expense on Debt
              0

              Commissions
              0

              Capitalization


              Other Operating Costs and Expenses



    ------------
                                         Total Benefits and Expenses
              0

    ------------

                                   Income from Continuing Operations
                                   Before Federal Income Tax Expense
              0

    ------------

Federal Income Tax Expense (Benefit):
              Current Expense (Benefit)
              0
              Deferred Expense (Benefit)
              0

    ------------
                           Total Federal Income Tax Expense (Benefit)
              0

    ------------

                                   Income from Continuing Operations
              0

Income (Loss) from Discontinued Operations



    ------------
                                                          Net Income
              0

    ============




 DR (CR)                    CONSOLIDATED

ELIMINATION                      GAAP

 ENTRIES                   JAN. 00, 1900

------------            -----------------------
Revenues:
              Traditional Life Insurance Premiums
                                            0

              Accident and Health Insurance Premiums
                                            0

              Invest. and Univ. Life Ins. Prod. Policy Charges
                                            0

              Net Investment Income
                                            0




              Equity in income of subsidiaries
         0                                  0

         0

         0

         0

              Realized Gains (Losses) on Investments
                                            0

              Other Income
                                            0


------------            -----------------------
                                                      Total Revenues
         0                                  0

------------            -----------------------

Benefits and Expenses:
              Future Policy Benefits and Contract Claims
                                            0

              Provision for Policyholders' Dividends
                                            0

              Amortization of Deferred Policy Acquisition Costs
                                            0

              Interest Expense on Debt
                                            0

              Commissions
                                            0

              Capitalization
                                            0

              Other Operating Costs and Expenses
                                            0


------------            -----------------------
                                         Total Benefits and Expenses
         0                                  0

------------            -----------------------

                                   Income from Continuing Operations
                                   Before Federal Income Tax Expense
         0                                  0

------------            -----------------------

Federal Income Tax Expense (Benefit):
              Current Expense (Benefit)
                                            0
              Deferred Expense (Benefit)
                                            0

------------            -----------------------
                           Total Federal Income Tax Expense (Benefit)
         0                                  0

------------            -----------------------

                                   Income from Continuing Operations
         0                                  0

Income (Loss) from Discontinued Operations
                                            0


------------            -----------------------
                                                          Net Income
         0                                  0

============            =======================

NATIONWIDE LIFE INSURANCE COMPANY - CONSOLIDATED
CONSOLIDATED ROLLFORWARD OF GAAP SHAREHOLDER'S EQUITY
MARCH 31, 2001
================================================================================
==============================

COMPONENTS OF ENDING NLIC CONSOLIDATED GAAP SHAREHOLDER'S EQUITY

                                                     DEC. 31, 2000
          MAR. 31, 2001
                                               ---------------------------
     ------------------------

Capital Shares                                                  3,814,779
                           0

Aditional Paid in Capital                                     646,067,007
                           0

Retained Earnings                                           2,436,300,316
                           0

Unrealized Gains (Losses), net                                116,714,570
                           0

                                               ---------------------------
     ------------------------
                                     Total                  3,202,896,672
                           0
                                               ===========================
     ========================
                                                                        0
                           0


ROLLFORWARD OF NLIC CONSOLIDATED GAAP SHAREHOLDER'S EQUITY

December 31, 2000
               3,202,896,672

Capital Contributions Received:

             January 00, 1900                                           0
             January 00, 1900                                           0

                                               ---------------------------
      Total Capital Contributions Received
                           0

Dividends to Shareholder:
             January 00, 1900                                           0
             January 00, 1900                                           0
             January 00, 1900                                           0

                                               ---------------------------
            Total Dividends to Shareholder
                           0

NLIC Consolidated Net Income
                           0

Change in Unrealized Gains (Losses), net

             January 00, 1900                                           0

                                               ---------------------------
Change in Unrealized Gains (Losses), net
                           0


     ------------------------
March 31, 2001
               3,202,896,672

     ========================

               3,202,896,672


COMPONENTS OF ENDING NLIC CONSOLIDATED GAAP SHAREHOLDER'S EQUITY

                                                                  CHANGE

-------------------------

Capital Shares
(3,814,779)

Aditional Paid in Capital
(646,067,007)

Retained Earnings
(2,436,300,316)

Unrealized Gains (Losses), net
(116,714,570)


-------------------------
                                     Total
(3,202,896,672)

=========================



ROLLFORWARD OF NLIC CONSOLIDATED GAAP SHAREHOLDER'S EQUITY

December 31, 2000

Capital Contributions Received:

             January 00, 1900
             January 00, 1900


      Total Capital Contributions Received

Dividends to Shareholder:
             January 00, 1900
             January 00, 1900
             January 00, 1900


            Total Dividends to Shareholder

NLIC Consolidated Net Income

Change in Unrealized Gains (Losses), net

             January 00, 1900


Change in Unrealized Gains (Losses), net


March 31, 2001


NATIONWIDE LIFE INSURANCE COMPANY - CONSOLIDATED
SUBSIDIARY ELIMINATION ENTRIES
MARCH 31, 2001
================================================================================
==============================================












Capital Shares of Subsidiary
                5
Additional Paid in Capital, Subsidiary
                6
Retained Earnings (P/Y) + Dividends Paid (C/Y)
  [RE = (Prior Year less Contributions below)]
                7
Subsidiary Net Income and Change in Unrealized G/L's
               I/S
Capital Contributions from NLIC
               10
Additional Paid in Capital, Subsidiary Contributions Received
                6
           Investment in Subsidiaries
                1


                                                         Adjustment Total

















Intercompany Accounts Payable  (Other Liabilities)

Intercompany Accounts Receivable (Other Assets)



                                                         Adjustment Total








NATIONWIDE LIFE INSURANCE COMPANY - CONSOLIDATED
SUBSIDIARY ELIMINATION ENTRIES
MARCH 31, 2001
================================================================================
===================================================


          DEBIT                         DEBIT

         (CREDIT)                      (CREDIT)

 -------------------------            -----------


           NAS                           NFAC

 -------------------------            -----------
Capital Shares of Subsidiary
                        0                      0
Additional Paid in Capital, Subsidiary
                        0                      0
Retained Earnings (P/Y) + Dividends Paid (C/Y)
  [RE = (Prior Year less Contributions below)]
                        0                      0
Subsidiary Net Income and Change in Unrealized G/L's
                        0                      0
Capital Contributions from NLIC
                        0                      0
Additional Paid in Capital, Subsidiary Contributions Received
                        0                      0
           Investment in Subsidiaries
                        0                      0

 -------------------------            -----------
                                                         Adjustment Total
                        0                      0

 =========================            ===========



          DEBIT                         DEBIT

         (CREDIT)                      (CREDIT)

 -------------------------            -----------


           NAS                           NFAC

 -------------------------            -----------

Intercompany Accounts Payable  (Other Liabilities)
                        0                      0
Intercompany Accounts Receivable (Other Assets)
                        0                      0

 -------------------------            -----------
                                                         Adjustment Total


 =========================            ===========






NATIONWIDE LIFE INSURANCE COMPANY - CONSOLIDATED
SUBSIDIARY ELIMINATION ENTRIES
MARCH 31, 2001
================================================================================
===================================================


    DEBIT

  (CREDIT)               DEBIT (CREDIT)

 ------------            -------------


    NISC

 ------------            -------------
Capital Shares of Subsidiary
           0                        0
Additional Paid in Capital, Subsidiary
           0                        0
Retained Earnings (P/Y) + Dividends Paid (C/Y)
  [RE = (Prior Year less Contributions below)]
           0                        0
Subsidiary Net Income and Change in Unrealized G/L's
           0                        0
Capital Contributions from NLIC
           0                        0
Additional Paid in Capital, Subsidiary Contributions Received
           0                        0
           Investment in Subsidiaries
           0                        0

 ------------            -------------
                                                         Adjustment Total
           0                        0

 ============            =============



    DEBIT

  (CREDIT)               DEBIT (CREDIT)

 ------------            -------------


    NISC

 ------------            -------------

Intercompany Accounts Payable  (Other Liabilities)
           0                        0
Intercompany Accounts Receivable (Other Assets)
           0                        0

 ------------            -------------
                                                         Adjustment Total


 ============            =============


                          NATIONWIDE LIFE INSURANCE COMPANY - CONSOLIDATED
                          CONSOLIDATED STATEMENT OF CASH FLOWS
                          MARCH 31, 2001

================================================================================
===================================================

CASH FLOWS FROM OPERATING ACTIVITIES:

              Net Income


              ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH
                PROVIDED BY (USED IN) OPERATING ACTIVITIES:

                          Interest Credited to Policyholder Account Balances

                          Capitalization of Deferred Policy Acquisition Costs

                          Amortization of Deferred Policy Acquisition Costs

                                    Fixed Maturity Securities, Held To Maturity
                                               0
                                    Fixed Maturity Securities, Available For
Sale                                               0
                                    Fixed Maturity Securities, Trading
                                               0
                                    Mortgage Loans on Real Estate
                                               0
                                    Real Estate Owned
                                               0
                                    Fixed Assets, net
                                               0

                               ------------------
                          Amortization and Depreciation

                                    Fixed Maturity Securities, Held To Maturity
                                               0
                                    Fixed Maturity Securities, Available For
Sale                                               0
                                    Fixed Maturity Securities, Trading
                                               0
                                    Equity Securities
                                               0
                                    Investment in Subsidiaries
                                               0
                                    Mortgage Loans on Real Estate
                                               0
                                    Real Estate Owned
                                               0
                                    Other Invested Assets
                                               0
                                    Other Assets
                 0                             0

                               ------------------
                          Realized (Gain) Loss on Invested Assets, net

                          Proceeds from Maturity of Fixed Maturity Securities,
Trading
                          Proceeds from Sale of Fixed Maturity Securities,
Trading
                          Cost of Fixed Maturity Securities, Trading Acquired

                          Unrealized Holding (Gain) Loss on Fixed Maturity
Securities, Trading, net
                          CHANGES IN OPERATING ASSETS AND LIABILITIES:
                               Decrease (Increase) in Accrued Investment Income

                                    Fixed Assets, net
                                               0
                                    Changes for Investment in Subsidiaries
                                               0
                                    Other Assets Realized Gains/Losses
                                               0
                                    All Other Assets
                                               0

                               ------------------
                               Decrease (Increase) in Other Assets

                                    All Other Reserves
                                               0
                                    Dividends Payable
                                               0
                                    Experience Rate Credits
                                               0
                                    Rate Stabilization Reserves
                                               0
                                    Advance Premium Deposits
                                               0
                                    Premiums Paid in Advance
                                               0
                                    Reserve for Supp. Contracts without Life
Contingencies                                      0

                               ------------------
                               Increase (Decrease) in Policy Liabilities

                                    Other Liabilities
                                               0
                                    URGL - Debt Securities, Tax
                                               0
                                    URGL - Equity Securities, Tax
                                               0
                                    Rounding Adjustment
                                               0

                               ------------------
                               Increase (Decrease) in Other Liabilities

                                    Change in Equity Value - Other Invested
Assets                                              0
                                    Change in Equity Value - Invest. in Subs to
be Transferred                                  0
                                    Changes for Previously Unconsolidated
Subsidiaries                                          0
                                    Rounding Adjustment
                                            (330)

                               ------------------
                          Other, net



                                    NET CASH PROVIDED BY (USED IN) OPERATING
ACTIVITIES



CASH FLOWS FROM INVESTING ACTIVITIES:

              Proceeds from Maturity of Fixed Maturity Securities, Available For
Sale
                                    Fixed Maturity Securities, Available For
Sale                                               0
                                    Equity Securities
                                               0

                               ------------------
              Proceeds from Sale of Securities, Available For Sale

              Proceeds from Maturity of Fixed Maturity Securities, Held To
Maturity
              Proceeds from Sale of Fixed Maturity Securities, Held To Maturity

              Proceeds from Repayment of Mortgage Loans on Real Estate

              Proceeds from Sale of Real Estate

                                    Policy Loans
                                               0
                                    Other Invested Assets
                                               0



                               ------------------
              Proceeds from Repayment of Policy Loans and Sale of Other Invested
Assets



                                    Fixed Maturity Securities, Available For
Sale                                               0
                                    Equity Securities
                                               0

                               ------------------
              Cost of Securities, Available For Sale Acquired

              Cost of Fixed Maturity Securities, Held to Maturity Acquired

              Cost of Mortgage Loans on Real Estate Acquired

              Cost of Real Estate Acquired

                                    Policy Loans
                                               0
                                    Other Invested Assets
                                               0


                               ------------------
              Policy Loans Issued and Other Invested Assets Acquired

              Short-Term Investments, net



                                    NET CASH PROVIDED BY (USED IN) INVESTING
ACTIVITIES



CASH FLOWS FROM FINANCING ACTIVITIES:

              Proceeds from Capital Contributions

                                    Par Value
                                               0
                                    Additional Paid In Capital
                                               0

                               ------------------
              Proceeds from Issuance of Capital Shares

              Cost of Capital Shares Reacquired

              Cash Dividends Paid to Shareholder

                                    UNIVERSAL LIFE:

                                       Fixed Premium
                                               0
                                       Fixed Benefits/Surrenders
                                               0
                                       S/A Transfers (Fixed)
                                               0
                                       Fixed Policy Charges
                                               0
                                       Fixed Reserves Released
                                               0

                                    ANNUITIES:

                                       Fixed Premium and DAF
                                               0
                                       Fixed Benefits/Surrenders
                                               0
                                       S/A Transfers (Fixed)
                                               0
                                       Fixed Policy Charges
                                               0



                               ------------------
              Increase in Universal Life and Investment Product Account Balances

                                    UNIVERSAL LIFE:

                                       Fixed Premium
                                               0
                                       Fixed Benefits/Surrenders
                                               0
                                       S/A Transfers (Fixed)
                                               0
                                       Fixed Policy Charges
                                               0
                                       Fixed Reserves Released
                                               0

                                    ANNUITIES:

                                       Fixed Premium and DAF
                                               0
                                       Fixed Benefits/Surrenders
                                               0
                                       S/A Transfers (Fixed)
                                               0
                                       Fixed Policy Charges
                                               0



                               ------------------
              Decrease in Universal Life and Investment Product Account Balances



                                    NET CASH PROVIDED BY (USED IN) INVESTING
ACTIVITIES



NET INCREASE (DECREASE) IN CASH
                                               0

CASH, BEGINNING OF YEAR



CASH, END OF YEAR

* - denotes rounding adjustment

                                 AMOUNT


                        -------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:

              Net Income
                                               0

              ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH
                PROVIDED BY (USED IN) OPERATING ACTIVITIES:

                          Interest Credited to Policyholder Account Balances
                                               0
                          Capitalization of Deferred Policy Acquisition Costs
                                               0
                          Amortization of Deferred Policy Acquisition Costs
                                               0
                                    Fixed Maturity Securities, Held To Maturity

                                    Fixed Maturity Securities, Available For
Sale
                                    Fixed Maturity Securities, Trading

                                    Mortgage Loans on Real Estate

                                    Real Estate Owned

                                    Fixed Assets, net



                          Amortization and Depreciation
                                               0
                                    Fixed Maturity Securities, Held To Maturity

                                    Fixed Maturity Securities, Available For
Sale
                                    Fixed Maturity Securities, Trading

                                    Equity Securities

                                    Investment in Subsidiaries

                                    Mortgage Loans on Real Estate

                                    Real Estate Owned

                                    Other Invested Assets

                                    Other Assets



                          Realized (Gain) Loss on Invested Assets, net
                                               0
                          Proceeds from Maturity of Fixed Maturity Securities,
Trading                                          0
                          Proceeds from Sale of Fixed Maturity Securities,
Trading                                              0
                          Cost of Fixed Maturity Securities, Trading Acquired
                                               0
                          Unrealized Holding (Gain) Loss on Fixed Maturity
Securities, Trading, net                             0
                          CHANGES IN OPERATING ASSETS AND LIABILITIES:
                               Decrease (Increase) in Accrued Investment Income
                                               0
                                    Fixed Assets, net

                                    Changes for Investment in Subsidiaries

                                    Other Assets Realized Gains/Losses

                                    All Other Assets



                               Decrease (Increase) in Other Assets
                                               0
                                    All Other Reserves

                                    Dividends Payable

                                    Experience Rate Credits

                                    Rate Stabilization Reserves

                                    Advance Premium Deposits

                                    Premiums Paid in Advance

                                    Reserve for Supp. Contracts without Life
Contingencies


                               Increase (Decrease) in Policy Liabilities
                                               0
                                    Other Liabilities

                                    URGL - Debt Securities, Tax

                                    URGL - Equity Securities, Tax

                                    Rounding Adjustment



                               Increase (Decrease) in Other Liabilities
                                               0
                                    Change in Equity Value - Other Invested
Assets
                                    Change in Equity Value - Invest. in Subs to
be Transferred
                                    Changes for Previously Unconsolidated
Subsidiaries
                                    Rounding Adjustment



                          Other, net
                                            (330)

                        -------------------------
                                    NET CASH PROVIDED BY (USED IN) OPERATING
ACTIVITIES                                      (330)

                        -------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:

              Proceeds from Maturity of Fixed Maturity Securities, Available For
Sale                                           0
                                    Fixed Maturity Securities, Available For
Sale
                                    Equity Securities



              Proceeds from Sale of Securities, Available For Sale
                                               0
              Proceeds from Maturity of Fixed Maturity Securities, Held To
Maturity                                             0
              Proceeds from Sale of Fixed Maturity Securities, Held To Maturity
                                               0
              Proceeds from Repayment of Mortgage Loans on Real Estate
                                               0
              Proceeds from Sale of Real Estate
                                               0
                                    Policy Loans

                                    Other Invested Assets





              Proceeds from Repayment of Policy Loans and Sale of Other Invested
Assets                                         0



                                    Fixed Maturity Securities, Available For
Sale
                                    Equity Securities



              Cost of Securities, Available For Sale Acquired
                                               0
              Cost of Fixed Maturity Securities, Held to Maturity Acquired
                                               0
              Cost of Mortgage Loans on Real Estate Acquired
                                               0
              Cost of Real Estate Acquired
                                               0
                                    Policy Loans

                                    Other Invested Assets




              Policy Loans Issued and Other Invested Assets Acquired
                                               0
              Short-Term Investments, net
                                               0

                        -------------------------
                                    NET CASH PROVIDED BY (USED IN) INVESTING
ACTIVITIES                                         0

                        -------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:

              Proceeds from Capital Contributions
                                               0
                                    Par Value

                                    Additional Paid In Capital



              Proceeds from Issuance of Capital Shares
                                               0
              Cost of Capital Shares Reacquired
                                               0
              Cash Dividends Paid to Shareholder
                                               0
                                    UNIVERSAL LIFE:

                                       Fixed Premium

                                       Fixed Benefits/Surrenders

                                       S/A Transfers (Fixed)

                                       Fixed Policy Charges

                                       Fixed Reserves Released


                                    ANNUITIES:

                                       Fixed Premium and DAF

                                       Fixed Benefits/Surrenders

                                       S/A Transfers (Fixed)

                                       Fixed Policy Charges





              Increase in Universal Life and Investment Product Account Balances
                                               0
                                    UNIVERSAL LIFE:

                                       Fixed Premium

                                       Fixed Benefits/Surrenders

                                       S/A Transfers (Fixed)

                                       Fixed Policy Charges

                                       Fixed Reserves Released


                                    ANNUITIES:

                                       Fixed Premium and DAF

                                       Fixed Benefits/Surrenders

                                       S/A Transfers (Fixed)

                                       Fixed Policy Charges





              Decrease in Universal Life and Investment Product Account Balances
                                               0

                        -------------------------
                                    NET CASH PROVIDED BY (USED IN) INVESTING
ACTIVITIES                                         0

                        -------------------------

NET INCREASE (DECREASE) IN CASH
                                            (330)

CASH, BEGINNING OF YEAR
                                      18,427,358


                        -------------------------
CASH, END OF YEAR
                                      18,427,028

                        =========================

                                      18,427,028

* - denotes rounding adjustment


                         REPORT


                       -----------
CASH FLOWS FROM OPERATING ACTIVITIES:

              Net Income
                              0.0

              ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH
                PROVIDED BY (USED IN) OPERATING ACTIVITIES:

                          Interest Credited to Policyholder Account Balances
                              0.0
                          Capitalization of Deferred Policy Acquisition Costs
                              0.0
                          Amortization of Deferred Policy Acquisition Costs
                              0.0
                                    Fixed Maturity Securities, Held To Maturity

                                    Fixed Maturity Securities, Available For
Sale
                                    Fixed Maturity Securities, Trading

                                    Mortgage Loans on Real Estate

                                    Real Estate Owned

                                    Fixed Assets, net



                          Amortization and Depreciation
                              0.0
                                    Fixed Maturity Securities, Held To Maturity

                                    Fixed Maturity Securities, Available For
Sale
                                    Fixed Maturity Securities, Trading

                                    Equity Securities

                                    Investment in Subsidiaries

                                    Mortgage Loans on Real Estate

                                    Real Estate Owned

                                    Other Invested Assets

                                    Other Assets



                          Realized (Gain) Loss on Invested Assets, net
                              0.0
                          Proceeds from Maturity of Fixed Maturity Securities,
Trading                         0.0
                          Proceeds from Sale of Fixed Maturity Securities,
Trading                             0.0
                          Cost of Fixed Maturity Securities, Trading Acquired
                              0.0
                          Unrealized Holding (Gain) Loss on Fixed Maturity
Securities, Trading, net            0.0
                          CHANGES IN OPERATING ASSETS AND LIABILITIES:
                               Decrease (Increase) in Accrued Investment Income
                              0.0
                                    Fixed Assets, net

                                    Changes for Investment in Subsidiaries

                                    Other Assets Realized Gains/Losses

                                    All Other Assets



                               Decrease (Increase) in Other Assets
                              0.0
                                    All Other Reserves

                                    Dividends Payable

                                    Experience Rate Credits

                                    Rate Stabilization Reserves

                                    Advance Premium Deposits

                                    Premiums Paid in Advance

                                    Reserve for Supp. Contracts without Life
Contingencies


                               Increase (Decrease) in Policy Liabilities
                              0.0
                                    Other Liabilities

                                    URGL - Debt Securities, Tax

                                    URGL - Equity Securities, Tax

                                    Rounding Adjustment



                               Increase (Decrease) in Other Liabilities
                              0.0
                                    Change in Equity Value - Other Invested
Assets
                                    Change in Equity Value - Invest. in Subs to
be Transferred
                                    Changes for Previously Unconsolidated
Subsidiaries
                                    Rounding Adjustment



                          Other, net
                             (0.0)

                       -----------
                                    NET CASH PROVIDED BY (USED IN) OPERATING
ACTIVITIES                       (0.0)

                       -----------

CASH FLOWS FROM INVESTING ACTIVITIES:

              Proceeds from Maturity of Fixed Maturity Securities, Available For
Sale                          0.0
                                    Fixed Maturity Securities, Available For
Sale
                                    Equity Securities



              Proceeds from Sale of Securities, Available For Sale
                              0.0
              Proceeds from Maturity of Fixed Maturity Securities, Held To
Maturity                            0.0
              Proceeds from Sale of Fixed Maturity Securities, Held To Maturity
                              0.0
              Proceeds from Repayment of Mortgage Loans on Real Estate
                              0.0
              Proceeds from Sale of Real Estate
                              0.0
                                    Policy Loans

                                    Other Invested Assets





              Proceeds from Repayment of Policy Loans and Sale of Other Invested
Assets                        0.0

                              0.0

                                    Fixed Maturity Securities, Available For
Sale
                                    Equity Securities



              Cost of Securities, Available For Sale Acquired
                              0.0
              Cost of Fixed Maturity Securities, Held to Maturity Acquired
                              0.0
              Cost of Mortgage Loans on Real Estate Acquired
                              0.0
              Cost of Real Estate Acquired
                              0.0
                                    Policy Loans

                                    Other Invested Assets




              Policy Loans Issued and Other Invested Assets Acquired
                              0.0
              Short-Term Investments, net
                              0.0

                       -----------
                                    NET CASH PROVIDED BY (USED IN) INVESTING
ACTIVITIES                        0.0

                       -----------

CASH FLOWS FROM FINANCING ACTIVITIES:

              Proceeds from Capital Contributions
                              0.0
                                    Par Value

                                    Additional Paid In Capital



              Proceeds from Issuance of Capital Shares
                              0.0
              Cost of Capital Shares Reacquired
                              0.0
              Cash Dividends Paid to Shareholder
                              0.0
                                    UNIVERSAL LIFE:

                                       Fixed Premium

                                       Fixed Benefits/Surrenders

                                       S/A Transfers (Fixed)

                                       Fixed Policy Charges

                                       Fixed Reserves Released


                                    ANNUITIES:

                                       Fixed Premium and DAF

                                       Fixed Benefits/Surrenders

                                       S/A Transfers (Fixed)

                                       Fixed Policy Charges





              Increase in Universal Life and Investment Product Account Balances
                              0.0
                                    UNIVERSAL LIFE:

                                       Fixed Premium

                                       Fixed Benefits/Surrenders

                                       S/A Transfers (Fixed)

                                       Fixed Policy Charges

                                       Fixed Reserves Released


                                    ANNUITIES:

                                       Fixed Premium and DAF

                                       Fixed Benefits/Surrenders

                                       S/A Transfers (Fixed)

                                       Fixed Policy Charges





              Decrease in Universal Life and Investment Product Account Balances
                              0.0

                       -----------
                                    NET CASH PROVIDED BY (USED IN) INVESTING
ACTIVITIES                        0.0

                       -----------

NET INCREASE (DECREASE) IN CASH
                             (0.0)

CASH, BEGINNING OF YEAR
                             18.4


                       -----------
CASH, END OF YEAR
                             18.4

                       ===========
* - denotes rounding adjustment